UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, 18th Floor, Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Philip K. Holl, Esq.

Secretary

865 South Figueroa Street, 18th Floor

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

Item 1. Schedule of Investments. – The Schedule of Investments are filed herewith.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.9% of Net Assets)
14,840	Honeywell International, Inc.	$788,004

	Air Freight & Logistics (2.2%)
8,405	C.H. Robinson Worldwide, Inc.	607,766

	Airlines (2.1%)
70,995	Delta Air Lines, Inc. (1)	560,151

	Capital Markets (6.0%)
7,695	Goldman Sachs Group, Inc. (The)	1,038,594
10,400	T. Rowe Price Group, Inc.	590,720

	Total Capital Markets	1,629,314

	Chemicals (12.0%)
9,235	Air Products & Chemicals, Inc.	819,422
17,200	Dow Chemical Co. (The)	599,764
19,369	Ecolab, Inc.	968,450
8,380	Praxair, Inc.	868,503

	Total Chemicals	3,256,139

	Commercial Banks (3.8%)
36,592	Wells Fargo & Co.	1,022,380

	Communications Equipment (2.6%)
21,062	Motorola Mobility Holdings, Inc. (1)	471,368
9,000	Research In Motion, Ltd. (1)	225,000

	Total Communications Equipment	696,368

	Computers & Peripherals (3.2%)
1,125	Apple, Inc. (1)	439,290
12,605	Western Digital Corp. (1)	434,368

	Total Computers & Peripherals	873,658

	Diversified Financial Services (8.5%)
16,750	Citigroup, Inc.	642,195
41,483	JPMorgan Chase & Co.	1,677,987

	Total Diversified Financial Services	2,320,182

	Electrical Equipment (2.0%)
7,730	Rockwell Automation, Inc.	554,705

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Energy Equipment & Services (15.4%)
21,255	Cameron International Corp. (1)	$1,189,005
23,153	Halliburton Co.	1,267,163
5,800	National Oilwell Varco, Inc.	467,306
13,870	Schlumberger, Ltd.	1,253,432

	Total Energy Equipment & Services	4,176,906

	Food & Staples Retailing (3.4%)
25,500	CVS Caremark Corp.	926,925

	Food Products (2.0%)
15,900	Kraft Foods, Inc.	546,642

	Household Durables (3.1%)
12,950	Stanley Black & Decker, Inc.	851,722

	Insurance (4.3%)
17,530	ACE, Ltd. (1)	1,174,159

	Life Sciences Tools & Services (3.7%)
16,630	Thermo Fisher Scientific, Inc. (1)	999,297

	Machinery (6.7%)
14,273	Danaher Corp.	700,947
15,055	SPX Corp.	1,132,738

	Total Machinery	1,833,685

	Metals & Mining (1.6%)
7,640	Agnico-Eagle Mines, Ltd.	425,930

	Multiline Retail (3.8%)
18,985	Kohl’s Corp. (1)	1,038,669

	Oil, Gas & Consumable Fuels (7.4%)
5,480	Apache Corp.	677,986
29,200	Denbury Resources, Inc. (1)	564,144
7,714	Occidental Petroleum Corp.	757,360

	Total Oil, Gas & Consumable Fuels	1,999,490

	Pharmaceuticals (1.8%)
6,000	Allergan, Inc.	487,860

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Road & Rail (1.0%)
2,750	Union Pacific Corp.	$281,820

	Total Common Stock (Cost: $26,327,567) (99.5%)	27,051,772

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $213,647) (0.8%)
$213,647	State Street Bank & Trust Company, 0.01%, due 08/01/11 (collateralized by $220,000, U.S.Treasury Bill, 0.29%, due 08/04/11, valued at $219,993) (Total Amount to be Received Upon Repurchase $213,647)	213,647

	Total Investments (Cost: $26,541,214) (100.3%)	27,265,419
	Liabilities in Excess of Other Assets (-0.3%)	(91,150)

	Net Assets (100.0%)	$27,174,269

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	2.9%
Air Freight & Logistics	2.2
Airlines	2.1
Capital Markets	6.0
Chemicals	12.0
Commercial Banks	3.8
Communications Equipment	2.6
Computers & Peripherals	3.2
Diversified Financial Services	8.5
Electrical Equipment	2.0
Energy Equipment & Services	15.4
Food & Staples Retailing	3.4
Food Products	2.0
Household Durables	3.1
Insurance	4.3
Life Sciences Tools & Services	3.7
Machinery	6.7
Metals & Mining	1.6
Multiline Retail	3.8
Oil, Gas & Consumable Fuels	7.4
Pharmaceuticals	1.8
Road & Rail	1.0
Short-Term Investments	0.8

Total	100.3%

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Aerospace & Defense (4.9% of Net Assets)
317,600	Honeywell International, Inc.	$16,864,560
602,200	Textron, Inc.	13,928,886

	Total Aerospace & Defense	30,793,446

	Capital Markets (6.4%)
248,195	Ameriprise Financial, Inc.	13,427,349
149,200	Blackstone Group, LP (The)	2,478,212
526,300	Morgan Stanley	11,710,175
301,700	State Street Corp.	12,511,499

	Total Capital Markets	40,127,235

	Chemicals (2.5%)
305,600	Du Pont (E.I.) de Nemours & Co.	15,713,952

	Commercial Services & Supplies (1.4%)
271,700	Avery Dennison Corp.	8,572,135

	Communications Equipment (2.7%)
307,012	Motorola Mobility Holdings, Inc. (1)	6,870,928
223,585	Motorola Solutions, Inc. (1)	10,036,731

	Total Communications Equipment	16,907,659

	Computers & Peripherals (2.4%)
397,000	Dell, Inc. (1)	6,447,280
605,800	Seagate Technology PLC (Ireland)	8,414,562

	Total Computers & Peripherals	14,861,842

	Consumer Finance (1.5%)
192,500	American Express Co.	9,632,700

	Containers & Packaging (1.6%)
382,000	Packaging Corp. of America	10,187,940

	Diversified Financial Services (3.4%)
522,400	JPMorgan Chase & Co.	21,131,080

	Diversified Telecommunication Services (4.9%)
530,600	AT&T, Inc.	15,525,356
1,244,954	Windstream Corp.	15,200,888

	Total Diversified Telecommunication Services	30,726,244

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Electric Utilities (1.8%)
310,800	American Electric Power Co., Inc.	$11,456,088

	Electronic Equipment, Instruments & Components (2.7%)
489,700	TE Connectivity, Ltd.	16,860,371

	Energy Equipment & Services (6.6%)
171,600	Baker Hughes, Inc.	13,278,408
344,900	Ensco International PLC (SP ADR) (United Kingdom)	18,365,925
370,000	Nabors Industries, Ltd. (1)	9,771,700

	Total Energy Equipment & Services	41,416,033

	Food Products (3.6%)
135,200	Campbell Soup Co.	4,468,360
534,100	Kraft Foods, Inc.	18,362,358

	Total Food Products	22,830,718

	Health Care Equipment & Supplies (0.7%)
77,200	Teleflex, Inc.	4,649,756

	Health Care Providers & Services (0.8%)
902,985	Tenet Healthcare Corp. (1)	5,020,597

	Household Durables (1.5%)
546,871	Lennar Corp.	9,674,148

	Household Products (2.1%)
203,400	Kimberly-Clark Corp.	13,294,224

	Industrial Conglomerates (4.4%)
816,150	General Electric Co.	14,617,247
297,900	Tyco International, Ltd.	13,193,991

	Total Industrial Conglomerates	27,811,238

	Insurance (4.8%)
284,100	Allstate Corp. (The)	7,875,252
482,500	MBIA, Inc. (1)	4,439,000
325,300	Travelers Cos., Inc. (The)	17,933,789

	Total Insurance	30,248,041

	IT Services (2.5%)
85,100	International Business Machines Corp.	15,475,435

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Life Sciences Tools & Services (1.2%)
127,500	Thermo Fisher Scientific, Inc. (1)	$7,661,475

	Media (4.6%)
259,400	CBS Corp. - Class B	7,099,778
517,250	Comcast Corp.	12,424,345
741,600	Regal Entertainment Group	9,485,064

	Total Media	29,009,187

	Metals & Mining (2.9%)
718,900	Alcoa, Inc.	10,589,397
191,500	United States Steel Corp.	7,658,085

	Total Metals & Mining	18,247,482

	Oil, Gas & Consumable Fuels (8.1%)
69,800	Anadarko Petroleum Corp.	5,762,688
223,900	Chevron Corp.	23,290,078
173,800	Devon Energy Corp.	13,678,060
313,000	Valero Energy Corp.	7,862,560

	Total Oil, Gas & Consumable Fuels	50,593,386

	Paper & Forest Products (0.9%)
186,000	MeadWestvaco Corp.	5,792,040

	Pharmaceuticals (4.7%)
116,600	Johnson & Johnson	7,554,514
1,153,800	Pfizer, Inc.	22,199,112

	Total Pharmaceuticals	29,753,626

	REIT (1.6%)
520,800	Kimco Realty Corp.	9,910,824

	Semiconductors & Semiconductor Equipment (3.5%)
642,500	Intel Corp.	14,347,025
231,900	Microchip Technology, Inc.	7,826,625

	Total Semiconductors & Semiconductor Equipment	22,173,650

	Software (2.2%)
266,800	CA, Inc.	5,949,640
400,500	Symantec Corp. (1)	7,633,530

	Total Software	13,583,170

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Specialty Retail (4.8%)
271,300	Foot Locker, Inc.	$5,895,349
449,600	Gap, Inc. (The)	8,672,784
454,700	Home Depot, Inc. (The)	15,882,671

	Total Specialty Retail	30,450,804

	Thrifts & Mortgage Finance (1.4%)
629,600	New York Community Bancorp, Inc.	8,518,488

	Wireless Telecommunication Services (1.0%)
1,484,300	Sprint Nextel Corp. (1)	6,278,589

	Total Common Stock (Cost: $617,769,065) (100.1%)	629,363,603

	Total Investments (Cost: $617,769,065) (100.1%)	629,363,603
	Liabilities in Excess of Other Assets (-0.1%)	(503,661)

	Net Assets (100.0%)	$628,859,942

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	4.9%
Capital Markets	6.4
Chemicals	2.5
Commercial Services & Supplies	1.4
Communications Equipment	2.7
Computers & Peripherals	2.4
Consumer Finance	1.5
Containers & Packaging	1.6
Diversified Financial Services	3.4
Diversified Telecommunication Services	4.9
Electric Utilities	1.8
Electronic Equipment, Instruments & Components	2.7
Energy Equipment & Services	6.6
Food Products	3.6
Health Care Equipment & Supplies	0.7
Health Care Providers & Services	0.8
Household Durables	1.5
Household Products	2.1
Industrial Conglomerates	4.4
Insurance	4.8
IT Services	2.5
Life Sciences Tools & Services	1.2
Media	4.6
Metals & Mining	2.9
Oil, Gas & Consumable Fuels	8.1
Paper & Forest Products	0.9
Pharmaceuticals	4.7
Real Estate Investment Trust (REIT)	1.6
Semiconductors & Semiconductor Equipment	3.5
Software	2.2
Specialty Retail	4.8
Thrifts & Mortgage Finance	1.4
Wireless Telecommunication Services	1.0

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Equity Securities	Value
	Common Stock
	Argentina (1.0% of Net Assets)
4,074	Banco Macro S.A. (ADR)	$141,205
3,150	Tenaris S.A. (ADR)	139,230

	Total Argentina (Cost: $283,590)	280,435

	Brazil (8.7%)
19,961	Banco Bradesco S.A. (ADR)	383,850
10,430	Banco do Brasil, S.A.	176,809
6,290	Banco Santander Brasil, S.A. (1)	59,094
39,430	Brasil Brokers Participacoes S.A.	180,516
23,532	Fleury S.A.	323,198
35,513	PDG Realty S.A. Empreendimentos e Participacoes	187,772
33,067	Petroleo Brasileiro S.A. (SP ADR)	1,016,149

	Total Brazil (Cost: $2,521,754)	2,327,388

	Canada (Cost: $598,158) (1.5%)
181,070	Calvalley Petroleum, Inc. (2)	394,187

	Chile (Cost: $134,926) (0.5%)
5,750	Antofagasta PLC (3)	132,054

	China (22.3%)
115,973	Agricultural Bank of China, Ltd. - Class H (3)	62,758
79,883	Anhui Conch Cement Co., Ltd. - Class H (3)	373,212
5,588	Baidu.com, Inc. (SP ADR) (2)	877,707
193,000	China Coal Energy Co., Ltd. - Class H (3)	277,158
212,935	China Construction Bank Corp. - Class H (3)	171,621
79,150	China Life Insurance Co., Ltd. - Class H (3)	263,968
4,365	China Mobile, Ltd. (SP ADR)	217,508
224,714	China National Building Material Co., Ltd. - Class H (3)	450,862
3,386	CNOOC, Ltd. (ADR)	752,742
86,846	Dongfang Electric Corp., Ltd. (3)	314,549
178,213	Evergrande Real Estate Group, Ltd. (3)	133,426
305,177	Industrial and Commercial Bank of China, Ltd. - Class H (3)	232,157
4,574	PetroChina Co., Ltd. (ADR)	650,560
347,884	Renhe Commercial Holdings Co., Ltd. (3)	68,696
112,714	Shanghai Electric Group Co., Ltd. (3)	59,796
2,423	SINA Corp. (2)	261,902

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Equity Securities	Value
	China (Continued)
9,823	Tencent Holdings, Ltd. (3)	$255,263
95,036	Yanzhou Coal Mining Co., Ltd. - Class H (3)	364,074
4,387	Youku.com, Inc. (SP ADR) (2)	161,924

	Total China (Cost: $5,351,385)	5,949,883

	Colombia (Cost: $355,025) (1.3%)
11,942	Pacific Rubiales Energy Corp. (2)	343,468

	India (4.3%)
1,302	Cognizant Technology Solutions Corp. (2)	90,971
7,680	HDFC Bank, Ltd. (ADR)	266,957
5,853	Infosys, Ltd. (SP ADR)	364,174
2,851	Reliance Industries Ltd. (144A) (GDR)(4)(3)	107,360
2,170	State Bank of India (3)	114,599
17,850	Sun Pharmaceutical Industries, Ltd. (3)	208,837

	Total India (Cost: $1,144,686)	1,152,898

	Indonesia (2.6%)
15,112	Astra International Tbk PT (3)	125,177
258,877	Bank Rakyat Indonesia Tbk PT (3)	209,551
113,813	United Tractors Tbk PT (3)	365,067

	Total Indonesia (Cost: $491,118)	699,795

	Kazakhstan (Cost: $239,580) (0.6%)
31,535	Kazkommertsbank (Reg. S) (GDR)(2)	157,675

	Mexico (4.3%)
26,050	America Movil, S.A.B. de C.V., Series L (ADR)	672,090
37,942	Corporacion GEO S.A.B. de C.V., Series B (2)	75,999
543	Fomento Economico Mexicano S.A.B. de C.V. (SP ADR)	39,297
27,780	Grupo Mexico S.A.B. de C.V., Series B	102,483
3,822	Grupo Televisa S.A. (SP ADR)(2)	84,810
253,567	Sare Holding S.A.B. de C.V. Class B (2)	50,552
7,471	Telefonos de Mexico S.A.B. de C.V., Series L (SP ADR)	120,731

	Total Mexico (Cost: $1,159,408)	1,145,962

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Equity Securities	Value
	Mongolia (Cost: $272,140) (1.0%)
214,849	Mongolian Mining Corp. (2)(3)	$264,630

	Russia (8.4%)
18,937	Eurasia Drilling Co., Ltd. (Reg. S) (GDR)	558,642
17,118	Gazprom OAO (SP ADR)(2)(3)	244,953
6,191	LSR Group (3)	221,382
8,430	Mail.ru Group, Ltd. (Reg. S) (GDR)(2)	301,120
17,640	PIK Group (Reg. S) (GDR)(2)	68,620
13,291	Sberbank of Russia (SP ADR)(2)	198,700
21,639	VTB Bank OJSC (Reg. S) (GDR)	130,050
14,684	Yandex N.V. (2)	513,499

	Total Russia (Cost: $2,089,619)	2,236,966

	Sierra Leone (Cost: $269,520) (1.2%)
32,424	African Minerals, Ltd. (2)	329,103

	South Africa (4.9%)
2,628	Anglo Platinum, Ltd. (2)(3)	224,620
22,361	Aveng, Ltd.	119,718
114,666	Coal of Africa, Ltd. (2)(3)	133,164
6,976	Impala Platinum Holdings, Ltd. (3)	178,156
4,730	Naspers, Ltd. - N Shares (3)	253,141
26,785	Standard Bank Group, Ltd. (3)	389,493

	Total South Africa (Cost: $1,301,589)	1,298,292

	South Korea (14.6%)
622	E-Mart Co., Ltd. (2)	162,240
4,580	Hynix Semiconductor, Inc. (2)(3)	105,582
2,185	Hyundai Glovis Co., Ltd. (2)(3)	398,195
245	Hyundai Heavy Industries Co., Ltd. (3)	94,719
1,756	Hyundai Mobis (2)(3)	632,159
7,126	Kia Motors Corp. (3)	522,426
15,090	Korea Exchange Bank (3)	133,758
3,410	KT Corp. (3)	127,899
981	LG Chem, Ltd. (3)	437,456
675	Samsung C&T Corp. (3)	53,686
1,358	Samsung Electronics Co., Ltd. (3)	1,087,435
275	Samsung Engineering Co., Ltd. (3)	67,777

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Equity Securities	Value
	South Korea (Continued)
1,449	Shinhan Financial Group Co., Ltd. (3)	$69,411

	Total South Korea (Cost: $3,172,934)	3,892,743

	Taiwan (4.7%)
142,226	Hon Hai Precision Industry Co., Ltd. (Foxconn) (2)(3)	405,607
21,336	HTC Corp. (3)	634,692
1,000	Largan Precision Co., Ltd.	33,639
15,791	Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	195,177

	Total Taiwan (Cost: $1,448,967)	1,269,115

	Thailand (7.0%)
56,375	Bangkok Bank Public Co., Ltd. (3)	333,228
19,300	Bangkok Bank Public Co., Ltd. (NVDR) (3)	112,353
4,300	Banpu Public Co., Ltd. (3)	104,967
14,163	Banpu Public Co., Ltd. (NVDR) (3)	346,460
69,501	Kasikornbank Public Co., Ltd. (NVDR) (3)	327,305
70,022	PTT Exploration & Production Public Co., Ltd. (3)	430,534
118,000	Thai Union Frozen Products Public Co., Ltd.	225,515

	Total Thailand (Cost: $1,510,804)	1,880,362

	Total Common Stock (Cost: $22,345,203) (88.9%)	23,754,956

	Preferred Stock
	Brazil (7.3%)
4,043	Companhia de Bebidas das Americas, 5.07% (ADR)	121,371
33,874	Itau Unibanco Holding S.A., 3.49% (ADR)	690,013
38,950	Lojas Americanas S.A., 0.73%	355,381
11,035	Usinas Siderurgicas de Minas Gerais S.A., 5.42%	79,337
23,721	Vale S.A., 3.75% (ADR)	700,244

	Total Brazil (Cost: $2,083,702)	1,946,346

	Russia (1.5%)
2,900	Mechel, 6.35% (3)	45,748
24,657	Mechel, 7.60% (SP ADR)	213,283
44,000	Sberbank of Russia, 1.63% (3)	131,765

	Total Russia (Cost: $350,255)	390,796

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Equity Securities	Value
	South Korea (Cost: $493,581) (2.5%)
9,541	Hyundai Motor Co., 2.59% (3)	$664,269

	Total Preferred Stock (Cost: $2,927,538) (11.3%)	3,001,411

	Total Equity Securities (Cost: $25,272,741) (100.2%)	26,756,367

Number of Shares	Short-Term Investments
	Repurchase Agreement (Cost: $589,678) (2.2%)
$ 589,678	State Street Bank & Trust Company, 0.01%, due 08/01/11, (collateralized by $605,000, U.S. Treasury Bill, 0.29%, due 08/04/11, valued at $604,981) (Total Amount to be Received Upon Repurchase $589,679)0.01%	589,678

	Total Investments (Cost: $25,862,419) (102.4%)	27,346,045
	Liabilities in Excess of Other Assets (-2.4%)	(632,744)

	Total Net Assets (100.0%)	$26,713,301

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
NVDR	-	Non-Voting Depositary Receipt.
Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Position is in units. Each unit represents 55 Common Shares and 50 Preference Shares.

(2)		Non-income producing security.

(3)		Fair valued security using procedures established by and under the general supervision of the Company’s Board of Directors (Note 1).

(4)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of these securities amounted to $107,360 or 0.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Air Freight & Logistics	1.5%
Auto Components	2.4
Automobiles	5.0
Beverages	0.6
Chemicals	1.6
Commercial Banks	16.9
Communications Equipment	2.4
Construction & Engineering	0.7
Construction Materials	3.1
Diversified Telecommunication Services	1.0
Electrical Equipment	1.4
Electronic Equipment, Instruments and Components	1.6
Energy Equipment & Services	2.6
Food & Staples Retailing	0.6
Food Products	0.8
Health Care Providers & Services	1.2
Household Durables	1.5
Insurance	1.0
Internet Software & Services	8.9
IT Services	1.7
Machinery	1.6
Media	1.2
Metals & Mining	9.0
Multiline Retail	1.3
Oil, Gas & Consumable Fuels	18.8
Pharmaceuticals	0.8
Real Estate Management & Development	2.3
Semiconductors & Semiconductor Equipment	5.2
Trading Companies & Distributors	0.2
Wireless Telecommunication Services	3.3
Short-Term Investments	2.2

Total	102.4%

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.5% of Net Assets)
5,025	Honeywell International, Inc.	$266,827
1,865	Precision Castparts Corp.	300,974
21,675	Spirit AeroSystems Holdings, Inc. (1)	444,121

	Total Aerospace & Defense	1,011,922

	Air Freight & Logistics (2.6%)
6,555	C.H. Robinson Worldwide, Inc.	473,992
5,390	Expeditors International of Washington, Inc.	257,211

	Total Air Freight & Logistics	731,203

	Auto Components (1.2%)
4,140	BorgWarner, Inc. (1)	329,627

	Beverages (1.1%)
3,575	Boston Beer Co., Inc. (1)	322,286

	Biotechnology (3.6%)
8,572	Chelsea Therapeutics International, Ltd. (1)	43,032
12,972	Dendreon Corp. (1)	478,667
10,891	Human Genome Sciences, Inc. (1)	228,820
2,754	Ironwood Pharmaceuticals, Inc. (1)	41,172
330	Pharmasset, Inc. (1)	40,055
1,680	Targacept, Inc. (1)	34,339
2,940	Vertex Pharmaceuticals, Inc. (1)	152,468

	Total Biotechnology	1,018,553

	Capital Markets (2.0%)
13,150	Charles Schwab Corp. (The)	196,330
2,850	Goldman Sachs Group, Inc. (The)	384,664

	Total Capital Markets	580,994

	Chemicals (2.7%)
759	CF Industries Holdings, Inc.	117,888
6,450	Praxair, Inc.	668,478

	Total Chemicals	786,366

	Commercial Banks (0.7%)
3,255	SVB Financial Group (1)	198,620

	Commercial Services & Supplies (1.1%)
3,362	Clean Harbors, Inc. (1)	177,346

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Commercial Services & Supplies (Continued)
6,366	Higher One Holdings, Inc. (1)	$126,365

	Total Commercial Services & Supplies	303,711

	Communications Equipment (4.9%)
8,260	Aruba Networks, Inc. (1)	189,567
2,310	F5 Networks, Inc. (1)	215,939
18,065	Qualcomm, Inc.	989,600

	Total Communications Equipment	1,395,106

	Computers & Peripherals (4.8%)
3,212	Apple, Inc. (1)	1,254,222
4,442	Fusion-io, Inc. (1)	131,527

	Total Computers & Peripherals	1,385,749

	Consumer Finance (1.2%)
10,690	Green Dot Corp. (1)	346,677

	Diversified Financial Services (0.5%)
4,282	MSCI, Inc. (1)	151,968

	Electrical Equipment (0.9%)
3,435	Rockwell Automation, Inc.	246,496

	Electronic Equipment, Instruments & Components (0.5%)
4,755	Universal Display Corp. (1)	142,222

	Energy Equipment & Services (8.2%)
755	CARBO Ceramics, Inc.	117,833
1,274	Core Laboratories N.V. (Netherlands)	138,458
13,902	FMC Technologies, Inc. (1)	633,931
7,334	Lufkin Industries, Inc.	597,574
9,575	Oceaneering International, Inc. (1)	413,640
4,945	Schlumberger, Ltd.	446,880

	Total Energy Equipment & Services	2,348,316

	Food & Staples Retailing (3.7%)
2,850	Costco Wholesale Corp.	223,013
10,110	CVS Caremark Corp.	367,498
12,760	Kroger Co. (The)	317,341

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Food & Staples Retailing (Continued)
3,741	United Natural Foods, Inc. (1)	$156,187

	Total Food & Staples Retailing	1,064,039

	Food Products (2.2%)
2,845	Green Mountain Coffee Roasters, Inc. (1)	295,738
4,495	Mead Johnson Nutrition Co.	320,808

	Total Food Products	616,546

	Health Care Equipment & Supplies (3.4%)
6,686	Dexcom, Inc. (1)	94,807
6,490	Endologix, Inc. (1)	58,929
907	HeartWare International, Inc. (1)	60,261
685	Intuitive Surgical, Inc. (1)	274,377
5,185	Varian Medical Systems, Inc. (1)	325,411
4,905	Volcano Corp. (1)	154,066

	Total Health Care Equipment & Supplies	967,851

	Health Care Technology (1.6%)
6,715	Cerner Corp. (1)	446,480

	Hotels, Restaurants & Leisure (4.0%)
6,131	7 Days Group Holdings, Ltd. (ADR) (China)(1)	134,637
16,400	Arcos Dorados Holdings, Inc.	384,744
3,334	Ctrip.com International, Ltd. (ADR) (China)(1)	153,697
8,500	Starbucks Corp.	340,765
2,646	Starwood Hotels & Resorts Worldwide, Inc.	145,424

	Total Hotels, Restaurants & Leisure	1,159,267

	Household Durables (0.5%)
3,559	Harman International Industries, Inc. (1)	148,054

	Insurance (1.4%)
4,090	ACE, Ltd.	273,948
5,489	Tower Group, Inc.	125,479

	Total Insurance	399,427

	Internet & Catalog Retail (2.6%)
1,545	Amazon.com, Inc. (1)	343,793
3,180	Makemytrip, Ltd. (1)	70,660

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Internet & Catalog Retail (Continued)
610	Priceline.com, Inc. (1)	$327,967

	Total Internet & Catalog Retail	742,420

	Internet Software & Services (5.2%)
1,875	Baidu.com, Inc. (SP ADR) (China)(1)	294,506
1,450	Google, Inc. (1)	875,351
6,825	IntraLinks Holdings, Inc. (1)	104,286
425	LinkedIn Corp. (1)	42,938
4,519	Youku.com, Inc. (SP ADR) (China)(1)	166,796

	Total Internet Software & Services	1,483,877

	IT Services (1.9%)
4,600	Cognizant Technology Solutions Corp. (1)	321,402
2,750	Visa, Inc.	235,235

	Total IT Services	556,637

	Life Sciences Tools & Services (2.2%)
1,459	Fluidigm Corp. (1)	24,745
13,535	Life Technologies Corp. (1)	609,481

	Total Life Sciences Tools & Services	634,226

	Machinery (1.4%)
1,989	Chart Industries, Inc. (1)	105,537
2,865	Cummins, Inc.	300,481

	Total Machinery	406,018

	Metals & Mining (1.0%)
2,560	Allegheny Technologies, Inc.	148,967
4,140	Silver Wheaton Corp.	149,371

	Total Metals & Mining	298,338

	Oil, Gas & Consumable Fuels (3.8%)
4,557	Brigham Exploration Co. (1)	144,913
2,970	Carrizo Oil & Gas, Inc. (1)	114,048
20,610	Denbury Resources, Inc. (1)	398,185
3,857	Houston American Energy Corp.	63,486
3,765	Occidental Petroleum Corp.	369,648

	Total Oil, Gas & Consumable Fuels	1,090,280

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Pharmaceuticals (4.1%)
8,931	Allergan, Inc.	$726,180
6,122	Auxilium Pharmaceuticals, Inc. (1)	114,726
5,456	Mylan, Inc. (1)	124,288
4,700	Teva Pharmaceutical Industries, Ltd. (SP ADR) (Israel)	219,208

	Total Pharmaceuticals	1,184,402

	Professional Services (0.4%)
4,553	Robert Half International, Inc.	124,661

	Road & Rail (2.5%)
6,930	J.B. Hunt Transport Services, Inc.	313,513
1,560	Kansas City Southern (1)	92,586
3,155	Union Pacific Corp.	323,325

	Total Road & Rail	729,424

	Semiconductors & Semiconductor Equipment (6.7%)
11,740	ARM Holdings PLC (SP ADR) (United Kingdom)	337,994
10,245	Avago Technologies, Ltd. (1)	344,539
8,030	Cavium, Inc. (1)	276,955
23,935	Cypress Semiconductor Corp. (1)	492,582
21,035	Marvell Technology Group, Ltd. (1)	311,739
4,579	Power Integrations, Inc.	162,509

	Total Semiconductors & Semiconductor Equipment	1,926,318

	Software (4.2%)
3,411	ANSYS, Inc. (1)	172,597
493	MicroStrategy, Inc. (1)	78,569
2,911	QLIK Technologies, Inc. (1)	88,232
5,147	Salesforce.com, Inc. (1)	744,822
1,999	Ultimate Software Group, Inc. (The) (1)	108,706

	Total Software	1,192,926

	Specialty Retail (2.4%)
4,815	CarMax, Inc. (1)	153,936
8,350	Guess?, Inc.	318,302
2,323	Rue21, Inc. (1)	76,357
665	Teavana Holdings, Inc. (1)	18,753

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Specialty Retail (Continued)
3,725	Urban Outfitters, Inc. (1)	$121,211

	Total Specialty Retail	688,559

	Textiles, Apparel & Luxury Goods (0.9%)
1,195	Fossil, Inc. (1)	150,176
3,310	Gildan Activewear, Inc. (1)	99,300

	Total Textiles, Apparel & Luxury Goods	249,476

	Tobacco (1.2%)
4,830	Philip Morris International, Inc.	343,751

	Wireless Telecommunication Services (1.6%)
8,910	American Tower Corp. (1)	468,042

	Total Common Stock (Cost: $27,127,354) (98.4%)	28,220,835

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $522,883) (1.8%)
$522,883	State Street Bank & Trust Company, 0.01%, due 08/01/11 (collateralized by $535,000, U.S. Treasury Bill, 0.29%, due 08/04/11, valued at $534,983) (Total Amount to be Received Upon Repurchase $522,884)	522,883

	Total Investments (Cost: $27,650,237) (100.2%)	28,743,718
	Liabilities in Excess of Other Assets (-0.2%)	(66,981)

	Net Assets (100.0%)	$28,676,737

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	3.5%
Air Freight & Logistics	2.6
Auto Components	1.2
Beverages	1.1
Biotechnology	3.6
Capital Markets	2.0
Chemicals	2.7
Commercial Banks	0.7
Commercial Services & Supplies	1.1
Communications Equipment	4.9
Computers & Peripherals	4.8
Consumer Finance	1.2
Diversified Financial Services	0.5
Electrical Equipment	0.9
Electronic Equipment, Instruments and Components	0.5
Energy Equipment & Services	8.2
Food & Staples Retailing	3.7
Food Products	2.2
Health Care Equipment & Supplies	3.4
Health Care Technology	1.6
Hotels, Restaurants & Leisure	4.0
Household Durables	0.5
Insurance	1.4
Internet & Catalog Retail	2.6
Internet Software & Services	5.2
IT Services	1.9
Life Sciences Tools & Services	2.2
Machinery	1.4
Metals & Mining	1.0
Oil, Gas & Consumable Fuels	3.8
Pharmaceuticals	4.1
Professional Services	0.4
Road & Rail	2.5
Semiconductors & Semiconductor Equipment	6.7
Software	4.2
Specialty Retail	2.4
Textiles, Apparel & Luxury Goods	0.9
Tobacco	1.2
Wireless Telecommunication Services	1.6
Short-Term Investments	1.8

Total	100.2%

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.1% of Net Assets)
46,915	Aerovironment, Inc. (1)	$1,352,560

	Air Freight & Logistics (3.9%)
32,300	C.H. Robinson Worldwide, Inc.	2,335,613
53,000	Expeditors International of Washington, Inc.	2,529,160

	Total Air Freight & Logistics	4,864,773

	Biotechnology (6.9%)
63,700	Dendreon Corp. (1)	2,350,530
102,317	Human Genome Sciences, Inc. (1)	2,149,680
50,800	Ironwood Pharmaceuticals, Inc. (1)	759,460
5,800	Pharmasset, Inc. (1)	704,004
50,700	Vertex Pharmaceuticals, Inc. (1)	2,629,302

	Total Biotechnology	8,592,976

	Capital Markets (3.5%)
101,600	SEI Investments Co.	2,009,648
41,600	T. Rowe Price Group, Inc.	2,362,880

	Total Capital Markets	4,372,528

	Chemicals (2.0%)
15,900	CF Industries Holdings, Inc.	2,469,588

	Communications Equipment (3.8%)
110,000	Aruba Networks, Inc. (1)	2,524,500
23,900	F5 Networks, Inc. (1)	2,234,172

	Total Communications Equipment	4,758,672

	Computers & Peripherals (0.0%)
1,500	Fusion-io, Inc. (1)	44,415

	Consumer Finance (1.5%)
57,300	Green Dot Corp. (1)	1,858,239

	Diversified Consumer Services (2.8%)
31,683	Capella Education Co. (1)	1,354,448
17,800	Strayer Education, Inc.	2,165,370

	Total Diversified Consumer Services	3,519,818

	Diversified Financial Services (1.8%)
63,708	MSCI, Inc. (1)	2,260,997

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Electrical Equipment (1.4%)
24,300	Rockwell Automation, Inc.	$1,743,768

	Electronic Equipment, Instruments & Components (0.5%)
19,500	Universal Display Corp. (1)	583,245

	Energy Equipment & Services (10.6%)
15,400	CARBO Ceramics, Inc.	2,403,478
36,400	Core Laboratories N.V. (Netherlands)	3,955,952
61,400	FMC Technologies, Inc. (1)	2,799,840
15,400	Lufkin Industries, Inc.	1,254,792
67,200	Oceaneering International, Inc. (1)	2,903,040

	Total Energy Equipment & Services	13,317,102

	Food Products (5.0%)
60,600	Green Mountain Coffee Roasters, Inc. (1)	6,299,370

	Health Care Equipment & Supplies (4.5%)
8,800	Intuitive Surgical, Inc. (1)	3,524,840
67,900	Volcano Corp. (1)	2,132,739

	Total Health Care Equipment & Supplies	5,657,579

	Health Care Technology (2.7%)
57,571	athenahealth, Inc. (1)	3,384,599

	Hotels, Restaurants & Leisure (2.2%)
59,214	Ctrip.com International, Ltd. (ADR) (China)(1)	2,729,765

	Household Durables (1.7%)
50,127	Harman International Industries, Inc. (1)	2,085,283

	Insurance (2.3%)
43,700	ACE, Ltd. (1)	2,927,026

	Internet & Catalog Retail (0.6%)
23,600	Expedia, Inc.	747,884

	Internet Software & Services (5.4%)
22,700	Baidu.com, Inc. (SP ADR) (China)(1)	3,565,489
400	LinkedIn Corp. (1)	40,412

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Internet Software & Services (Continued)
84,240	Youku.com, Inc. (SP ADR) (China)(1)	$3,109,299

	Total Internet Software & Services	6,715,200

	Metals & Mining (1.0%)
21,000	Allegheny Technologies, Inc.	1,221,990

	Oil, Gas & Consumable Fuels (1.2%)
37,300	Brigham Exploration Co. (1)	1,186,140
6,789	Ultra Petroleum Corp. (1)	317,861

	Total Oil, Gas & Consumable Fuels	1,504,001

	Pharmaceuticals (1.8%)
98,800	Mylan, Inc. (1)	2,250,664

	Professional Services (5.5%)
29,800	IHS, Inc. (1)	2,195,962
152,700	Resources Connection, Inc. (1)	1,988,154
98,900	Robert Half International, Inc.	2,707,882

	Total Professional Services	6,891,998

	Semiconductors & Semiconductor Equipment (4.4%)
123,300	ARM Holdings PLC (SP ADR) (United Kingdom)	3,549,807
55,389	Cavium, Inc. (1)	1,910,367

	Total Semiconductors & Semiconductor Equipment	5,460,174

	Software (9.8%)
96,838	QLIK Technologies, Inc. (1)	2,935,160
28,450	Salesforce.com, Inc. (1)	4,116,999
79,100	SuccessFactors, Inc. (1)	2,135,700
30,996	VMware, Inc. (1)	3,110,139

	Total Software	12,297,998

	Specialty Retail (5.8%)
73,900	CarMax, Inc. (1)	2,362,583
34,100	Dick’s Sporting Goods, Inc. (1)	1,261,700
64,062	Rue21, Inc. (1)	2,105,718
49,100	Urban Outfitters, Inc. (1)	1,597,714

	Total Specialty Retail	7,327,715

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Textiles, Apparel & Luxury Goods (4.1%)
26,900	Fossil, Inc. (1)	$3,380,523
59,500	Gildan Activewear, Inc. (1)	1,785,000

	Total Textiles, Apparel & Luxury Goods	5,165,523

	Total Common Stock (Cost: $97,566,956) (97.8%)	122,405,450

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $2,381,010) (1.9%)
$2,381,010	State Street Bank & Trust Company, 0.01%, due 08/01/11 (collateralized by $2,430,000, U.S. Treasury Bill, 0.29%, due 08/04/11, valued at $2,429,922) (Total Amount to be Received Upon Repurchase $2,381,012)	2,381,010

	Total Investments (Cost: $99,947,966) (99.7%)	124,786,460
	Excess of Other Assets over Liabilities (0.3%)	409,926

	Net Assets (100.0%)	$125,196,386

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	1.1%
Air Freight & Logistics	3.9
Biotechnology	6.9
Capital Markets	3.5
Chemicals	2.0
Communications Equipment	3.8
Computers & Peripherals	0.0 *
Consumer Finance	1.5
Diversified Consumer Services	2.8
Diversified Financial Services	1.8
Electrical Equipment	1.4
Electronic Equipment, Instruments & Components	0.5
Energy Equipment & Services	10.6
Food Products	5.0
Health Care Equipment & Supplies	4.5
Health Care Technology	2.7
Hotels, Restaurants & Leisure	2.2
Household Durables	1.7
Insurance	2.3
Internet & Catalog Retail	0.6
Internet Software & Services	5.4
Metals & Mining	1.0
Oil, Gas & Consumable Fuels	1.2
Pharmaceuticals	1.8
Professional Services	5.5
Semiconductors & Semiconductor Equipment	4.4
Software	9.8
Specialty Retail	5.8
Textiles, Apparel & Luxury Goods	4.1
Short-Term Investments	1.9

Total	99.7%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Equity Securities	Value
	Common Stock
	Argentina (Cost: $401,214) (1.3% of Net Assets)
10,000	Banco Macro S.A. (ADR)	$346,600

	Australia (8.1%)
110,000	Atlas Iron, Ltd. (1)(2)	488,666
150,000	Gryphon Minerals, Ltd. (1)(2)	308,138
170,000	Linc Energy, Ltd. (2)	524,421
40,000	Medusa Mining, Ltd. (2)	309,951
200,000	Paladin Energy, Ltd. (1)(2)	574,608

	Total Australia (Cost: $2,128,880)	2,205,784

	Brazil (6.4%)
40,000	BR Properties S.A.	444,144
80,000	Brasil Brokers Participacoes S.A.	366,251
30,000	CETIP S.A. - Balcao Organizado de Ativos e Derivativos	512,622
30,000	Fleury S.A.	412,032

	Total Brazil (Cost: $1,723,418)	1,735,049

	Canada (27.0%)
100,000	Anvil Mining, Ltd. (1)	694,960
200,000	Banro Corp. (1)	872,887
300,000	BioExx Specialty Proteins, Ltd. (1)	295,149
225,000	Calvalley Petroleum, Inc. (1)	489,822
80,000	Colossus Minerals, Inc. (1)	654,770
50,000	Continental Gold, Ltd. (1)	382,019
300,000	Ethiopian Potash Corp. (1)	260,610
60,000	GLG Life Tech Corp. (1)	442,095
3,400,000	Ivernia, Inc. (1)	569,365
200,000	Loncor Resources, Inc. (1)	617,510
15,000	Methanex Corp.	444,293
75,000	Nevsun Resources, Ltd. (1)	429,379
800,000	Sandstorm Metals & Energy, Ltd. (1)	468,889
50,000	SEMAFO, Inc. (1)	446,387
350,000	Shamaran Petroleum Corp. (1)	263,750

	Total Canada (Cost: $7,719,462)	7,331,885

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Equity Securities	Value
	China (11.0%)
8,000	51job, Inc. (ADR)(1)	$528,400
99,000	China Real Estate Information Corp. (ADR)(1)	641,520
3,000,000	Credit China Holdings, Ltd. (2)	572,882
80,000	ENN Energy Holdings, Ltd. (2)	269,994
800,000	KWG Property Holding, Ltd. (2)	558,981
1,250,000	Sunac China Holdings, Ltd. (1)(2)	419,598

	Total China (Cost: $2,871,011)	2,991,375

	India (13.4%)
150,000	Central Bank of India (2)	394,103
225,000	Dish TV India, Ltd. (1)(2)	431,845
60,000	Educomp Solutions, Ltd. (2)	467,771
45,000	Federal Bank, Ltd. (2)	431,625
60,000	Indraprastha Gas, Ltd. (2)	553,782
60,000	Oberoi Realty, Ltd. (2)	324,737
150,000	Petronet LNG, Ltd. (2)	583,896
150,000	Prestige Estates Projects, Ltd.	443,483

	Total India (Cost: $3,516,734)	3,631,242

	Iraq (Cost: $491,403) (1.7%)
200,000	Gulf Keystone Petroleum, Ltd. (1)(2)	452,612

	Italy (Cost: $282,819) (0.9%)
15,000	Yoox SpA (1)(2)	255,475

	Japan (20.6%)
30,000	Acom Co., Ltd. (1)(2)	512,389
150	CyberAgent, Inc. (2)	522,765
10,000	Don Quijote Co., Ltd. (2)	344,493
100	Dr Ci:Labo Co., Ltd. (2)	541,961
3,500	Fidec Corp. (1)(2)	431,197
14,000	Kakaku.com, Inc. (2)	553,783
2,500	Kenedix, Inc. (1)(2)	488,001
70	M3, Inc. (2)	631,856
100,000	Matsui Securities Co., Ltd. (2)	500,690
110	Mixi, Inc. (2)	500,091

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Equity Securities	Value
	Japan (Continued)
22,000	START TODAY Co., Ltd. (2)	$548,363

	Total Japan (Cost: $4,874,480)	5,575,589

	Mongolia (3.7%)
50,000	Blue Wolf Mongolia Holdings Corp. (1)	520,000
400,000	Mongolian Mining Corp. (1)(2)	492,681

	Total Mongolia (Cost: $999,168)	1,012,681

	Norway (Cost: $648,654) (3.0%)
125,000	Opera Software ASA (2)	801,681

	Sierra Leone (Cost: $550,842) (2.4%)
65,000	African Minerals, Ltd. (1)	659,750

	Total Common Stock (Cost: $26,208,085) (99.5%)	26,999,723

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $143,502) (0.6%)
$143,502	State Street Bank & Trust Company, 0.01%, due 08/01/11, (collateralized by $150,000 U.S. Treasury Bill, 0.29%, due 08/04/11, valued at $149,995) (Total Amount to be Received Upon Repurchase $143,502)	143,502

	Total Investments (Cost: $26,351,587) (100.1%)	27,143,225
	Liabilities in Excess of Other Assets (-0.1%)	(14,363)

	Total Net Assets (100.0%)	$27,128,862

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

(1)		Non-income producing security.

(2)		Fair valued security using procedures established by and under the general supervision of the Company’s Board of Directors (Note 1).

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Capital Markets	3.8%
Chemicals	1.6
Commercial Banks	4.4
Consumer Finance	4.0
Diversified Consumer Services	1.7
Diversified Financial Services	1.6
Food Products	2.7
Gas Utilities	3.0
Health Care Providers & Services	1.5
Health Care Technology	2.3
Internet & Catalog Retail	2.9
Internet Software & Services	6.9
Media	3.5
Metals & Mining
Diversified Metals & Mining	14.6
Gold	13.7
Steel	1.8
Multiline Retail	1.3
Oil, Gas & Consumable Fuels	10.7
Personal Products	2.0
Professional Services	1.9
Real Estate Management & Development	13.6
Short-Term Investments	0.6

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Large Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.9% of Net Assets)
1,210	Precision Castparts Corp.	$195,270
4,250	Textron, Inc.	98,302

	Total Aerospace & Defense	293,572

	Auto Components (1.6%)
1,500	BorgWarner, Inc. (1)	119,430

	Beverages (2.1%)
2,275	Coca-Cola Co. (The)	154,723

	Capital Markets (2.4%)
12,150	Charles Schwab Corp. (The)	181,400

	Chemicals (8.2%)
2,950	Air Products & Chemicals, Inc.	261,753
1,175	CF Industries Holdings, Inc.	182,501
4,225	LyondellBasell Industries N.V. (Netherlands)	166,719

	Total Chemicals	610,973

	Communications Equipment (5.3%)
2,700	JDS Uniphase Corp. (1)	35,505
6,575	Qualcomm, Inc.	360,178

	Total Communications Equipment	395,683

	Computers & Peripherals (10.8%)
1,505	Apple, Inc. (1)	587,672
8,375	EMC Corp. (1)	218,420

	Total Computers & Peripherals	806,092

	Energy Equipment & Services (8.1%)
4,350	Cameron International Corp. (1)	243,339
1,715	FMC Technologies, Inc. (1)	78,204
5,150	Halliburton Co.	281,859

	Total Energy Equipment & Services	603,402

	Food Products (1.4%)
1,000	Green Mountain Coffee Roasters, Inc. (1)	103,950

	Health Care Providers & Services (10.4%)
6,500	Express Scripts, Inc. (1)	352,690
5,490	Medco Health Solutions, Inc. (1)	345,211

See accompanying notes to Schedule of Investments.

TCW Large Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Health Care Providers & Services (Continued)
1,625	UnitedHealth Group, Inc.	$80,649

	Total Health Care Providers & Services	778,550

	Hotels, Restaurants & Leisure (3.5%)
3,050	Starbucks Corp.	122,275
2,600	Starwood Hotels & Resorts Worldwide, Inc.	142,896

	Total Hotels, Restaurants & Leisure	265,171

	Internet & Catalog Retail (1.2%)
400	Amazon.com, Inc. (1)	89,008

	Internet Software & Services (4.8%)
900	Baidu.com, Inc. (SP ADR) (China)(1)	141,363
1,250	Equinix, Inc. (1)	130,588
145	Google, Inc. (1)	87,535

	Total Internet Software & Services	359,486

	IT Services (5.8%)
1,925	Cognizant Technology Solutions Corp. (1)	134,500
630	MasterCard, Inc.	191,047
1,950	Teradata Corp. (1)	107,172

	Total IT Services	432,719

	Machinery (7.7%)
1,730	Cummins, Inc.	181,442
3,045	Danaher Corp.	149,540
1,360	Flowserve Corp.	135,157
2,525	PACCAR, Inc.	108,095

	Total Machinery	574,234

	Metals & Mining (1.4%)
2,175	Teck Resources, Ltd. - Class B (1)	107,532

	Multiline Retail (1.1%)
1,200	Dollar Tree, Inc. (1)	79,476

	Oil, Gas & Consumable Fuels (5.1%)
4,750	Denbury Resources, Inc. (1)	91,770
2,350	InterOil Corp. (1)	147,110

See accompanying notes to Schedule of Investments.

TCW Large Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (Continued)
1,500	Pioneer Natural Resources Co.	$139,485

	Total Oil, Gas & Consumable Fuels	378,365

	Professional Services (1.7%)
4,700	Robert Half International, Inc.	128,686

	Road & Rail (3.0%)
1,925	Kansas City Southern (1)	114,249
1,050	Union Pacific Corp.	107,604

	Total Road & Rail	221,853

	Semiconductors & Semiconductor Equipment (1.7%)
4,375	ARM Holdings PLC (SP ADR) (United Kingdom)	125,956

	Software (2.2%)
1,660	VMware, Inc. (1)	166,564

	Tobacco (1.9%)
2,050	Philip Morris International, Inc.	145,899

	Wireless Telecommunication Services (3.4%)
4,800	American Tower Corp. (1)	252,144

	Total Common Stock (Cost: $5,656,483) (98.7%)	7,374,868

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $139,058) (1.9%)
$139,058	State Street Bank & Trust Company, 0.01%, due 08/01/11 (collateralized by $145,000, U.S. Treasury Bill, 0.29%, due 08/04/11, valued at $144,995) Total Amount to be Received Upon Repurchase $139,058)	139,058

	Total Investments (Cost: $5,795,541) (100.6%)	7,513,926
	Liabilities in Excess of Other Assets (-0.6%)	(45,991)

	Net Assets (100.0%)	$7,467,935

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Large Cap Growth Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	3.9%
Auto Components	1.6
Beverages	2.1
Capital Markets	2.4
Chemicals	8.2
Communications Equipment	5.3
Computers & Peripherals	10.8
Energy Equipment & Services	8.1
Food Products	1.4
Health Care Providers & Services	10.4
Hotels, Restaurants & Leisure	3.5
Internet & Catalog Retail	1.2
Internet Software & Services	4.8
IT Services	5.8
Machinery	7.7
Metals & Mining	1.4
Multiline Retail	1.1
Oil, Gas & Consumable Fuels	5.1
Professional Services	1.7
Road & Rail	3.0
Semiconductors & Semiconductor Equipment	1.7
Software	2.2
Tobacco	1.9
Wireless Telecommunication Services	3.4
Short-Term Investments	1.9

Total	100.6%

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Aerospace & Defense (5.5% of Net Assets)
263,509	Honeywell International, Inc.	$13,992,328
534,000	Textron, Inc.	12,351,420

	Total Aerospace & Defense	26,343,748

	Auto Components (1.2%)
342,100	Dana Holding Corp. (1)	5,702,807

	Capital Markets (6.1%)
203,700	Ameriprise Financial, Inc.	11,020,170
424,900	Morgan Stanley	9,454,025
217,300	State Street Corp.	9,011,431

	Total Capital Markets	29,485,626

	Communications Equipment (3.8%)
213,400	Cisco Systems, Inc.	3,407,998
294,353	Motorola Mobility Holdings, Inc. (1)	6,587,620
183,361	Motorola Solutions, Inc. (1)	8,231,075

	Total Communications Equipment	18,226,693

	Computers & Peripherals (2.3%)
690,100	Dell, Inc. (1)	11,207,224

	Consumer Finance (2.1%)
201,150	American Express Co.	10,065,546

	Diversified Financial Services (3.2%)
374,518	JPMorgan Chase & Co.	15,149,253

	Diversified Telecommunication Services (2.4%)
393,000	AT&T, Inc.	11,499,180

	Electric Utilities (2.2%)
282,650	American Electric Power Co., Inc.	10,418,479

	Electronic Equipment, Instruments & Components (2.7%)
376,175	TE Connectivity, Ltd.	12,951,705

	Energy Equipment & Services (6.4%)
133,400	Baker Hughes, Inc.	10,322,492
247,500	Ensco International PLC (SP ADR) (United Kingdom)	13,179,375
281,600	Nabors Industries, Ltd. (1)	7,437,056

	Total Energy Equipment & Services	30,938,923

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Food Products (2.8%)
398,200	Kraft Foods, Inc.	$13,690,116

	Health Care Equipment & Supplies (1.7%)
444,180	Hologic, Inc. (1)	8,248,423

	Health Care Providers & Services (1.3%)
1,077,750	Tenet Healthcare Corp. (1)	5,992,290

	Household Durables (1.8%)
480,063	Lennar Corp.	8,492,314

	Household Products (3.8%)
102,900	Energizer Holdings, Inc. (1)	8,297,856
153,650	Kimberly-Clark Corp.	10,042,564

	Total Household Products	18,340,420

	Independent Power Producers & Energy Traders (1.0%)
392,200	AES Corporation (The)(1)	4,827,982

	Industrial Conglomerates (4.3%)
581,800	General Electric Co.	10,420,038
236,825	Tyco International, Ltd.	10,488,979

	Total Industrial Conglomerates	20,909,017

	Insurance (3.9%)
559,000	MBIA, Inc. (1)	5,142,800
251,000	Travelers Cos., Inc. (The)	13,837,630

	Total Insurance	18,980,430

	Internet Software & Services (1.4%)
507,400	Yahoo!, Inc. (1)	6,646,940

	IT Services (3.0%)
78,000	International Business Machines Corp.	14,184,300

	Machinery (1.7%)
367,900	Terex Corp. (1)	8,171,059

	Media (5.2%)
241,900	CBS Corp. - Class B	6,620,803
525,900	Comcast Corp.	12,632,118

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Media (Continued)
167,316	Time Warner, Inc.	$5,882,831

	Total Media	25,135,752

	Metals & Mining (3.5%)
655,400	Alcoa, Inc.	9,654,042
183,300	United States Steel Corp.	7,330,167

	Total Metals & Mining	16,984,209

	Oil, Gas & Consumable Fuels (8.9%)
62,700	Anadarko Petroleum Corp.	5,176,512
181,800	Chevron Corp.	18,910,836
150,100	Devon Energy Corp.	11,812,870
268,300	Valero Energy Corp.	6,739,696

	Total Oil, Gas & Consumable Fuels	42,639,914

	Paper & Forest Products (1.4%)
222,600	MeadWestvaco Corp.	6,931,764

	Pharmaceuticals (4.2%)
84,500	Johnson & Johnson	5,474,755
768,100	Pfizer, Inc.	14,778,244

	Total Pharmaceuticals	20,252,999

	Semiconductors & Semiconductor Equipment (2.2%)
475,400	Intel Corp.	10,615,682

	Software (2.3%)
199,100	CA, Inc.	4,439,930
344,100	Symantec Corp. (1)	6,558,546

	Total Software	10,998,476

	Specialty Retail (3.8%)
356,820	Gap, Inc. (The)	6,883,058
331,100	Home Depot, Inc. (The)	11,565,323

	Total Specialty Retail	18,448,381

	Wireless Telecommunication Services (1.4%)
1,610,600	Sprint Nextel Corp. (1)	6,812,838

	Total Common Stock (Cost: $452,745,491) (97.5%)	469,292,490

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $12,221,580) (2.6%)
$12,221,580	State Street Bank & Trust Company, 0.01%, due 08/01/11 (collateralized by $12,470,000 U.S. Treasury Bill, 0.29%, due 08/04/11, valued at $12,469,601) (Total Amount to be Received Upon Repurchase $12,221,590)	$12,221,580

	Total Investments (Cost: $464,967,071) (100.1%)	481,514,070
	Liabilities in Excess of Other Assets (-0.1%)	(254,403)

	Net Assets (100.0%)	$481,259,667

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	5.5%
Auto Components	1.2
Capital Markets	6.1
Communications Equipment	3.8
Computers & Peripherals	2.3
Consumer Finance	2.1
Diversified Financial Services	3.2
Diversified Telecommunication Services	2.4
Electric Utilities	2.2
Electronic Equipment, Instruments & Components	2.7
Energy Equipment & Services	6.4
Food Products	2.8
Health Care Equipment & Supplies	1.7
Health Care Providers & Services	1.3
Household Durables	1.8
Household Products	3.8
Independent Power Producers & Energy Traders	1.0
Industrial Conglomerates	4.3
Insurance	3.9
Internet Software & Services	1.4
IT Services	3.0
Machinery	1.7
Media	5.2
Metals & Mining	3.5
Oil, Gas & Consumable Fuels	8.9
Paper & Forest Products	1.4
Pharmaceuticals	4.2
Semiconductors & Semiconductor Equipment	2.2
Software	2.3
Specialty Retail	3.8
Wireless Telecommunication Services	1.4
Short-Term Investments	2.6

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Auto Components (2.6% of Net Assets)
1,350	Autoliv, Inc. (Sweden)	$89,316
13,050	Dana Holding Corp. (1)	217,543
6,650	Tenneco, Inc. (1)	265,601

	Total Auto Components	572,460

	Biotechnology (1.3%)
33,250	Exact Sciences Corp. (1)	283,955

	Building Products (0.7%)
14,200	NCI Building Systems, Inc. (1)	160,318

	Capital Markets (6.1%)
27,289	Apollo Investment Corp.	261,429
6,900	Calamos Asset Management, Inc.	93,978
16,000	Cohen & Steers, Inc.	632,480
2,750	Lazard, Ltd.	92,400
8,800	Piper Jaffray Cos., Inc. (1)	259,424

	Total Capital Markets	1,339,711

	Chemicals (2.2%)
1,050	Albemarle Corp.	69,909
7,950	H. B. Fuller Co.	181,737
14,700	PolyOne Corp. (1)	227,850

	Total Chemicals	479,496

	Commercial Banks (1.8%)
23,050	Boston Private Financial Holdings, Inc.	159,737
18,250	TCF Financial Corp.	232,140

	Total Commercial Banks	391,877

	Commercial Services & Supplies (1.7%)
9,750	Corrections Corp. of America (1)	209,235
7,000	Tetra Tech, Inc. (1)	154,000

	Total Commercial Services & Supplies	363,235

	Communications Equipment (1.7%)
32,550	Brocade Communications Systems, Inc. (1)	178,374
19,050	Ixia (1)	190,500

	Total Communications Equipment	368,874

See accompanying notes to Schedule of Investments.

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Computers & Peripherals (3.4%)
9,650	Avid Technology, Inc. (1)	$126,319
35,450	Cray, Inc. (1)	214,118
17,000	Intevac, Inc. (1)	154,700
18,150	Silicon Graphics International Corp. (1)	259,000

	Total Computers & Peripherals	754,137

	Construction & Engineering (1.3%)
1,200	Jacobs Engineering Group, Inc. (1)	46,968
14,950	Orion Marine Group, Inc. (1)	129,916
14,125	UniTek Global Services, Inc. (1)	109,751

	Total Construction & Engineering	286,635

	Containers & Packaging (0.3%)
2,150	Packaging Corp. of America	57,341

	Diversified Financial Services (0.8%)
19,450	KKR Financial Holdings LLC	184,581

	Diversified Telecommunication Services (0.8%)
1,350	Hawaiian Telcom Holdco, Inc. (1)	32,441
8,650	Neutral Tandem, Inc. (1)	132,604

	Total Diversified Telecommunication Services	165,045

	Electrical Equipment (0.9%)
10,650	GrafTech International, Ltd. (1)	205,119

	Energy Equipment & Services (3.0%)
7,400	Key Energy Services, Inc. (1)	144,226
25,950	Newpark Resources, Inc. (1)	241,075
2,800	Patterson-UTI Energy, Inc.	91,084
10,800	Pioneer Drilling Co. (1)	175,716

	Total Energy Equipment & Services	652,101

	Food Products (1.8%)
7,200	Hain Celestial Group, Inc. (The) (1)	232,776
7,700	Snyders-Lance, Inc.	157,157

	Total Food Products	389,933

See accompanying notes to Schedule of Investments.

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (3.5%)
16,500	Invacare Corp.	$494,670
16,500	Synovis Life Technologies, Inc. (1)	275,055

	Total Health Care Equipment & Supplies	769,725

	Health Care Providers & Services (3.9%)
2,950	Catalyst Health Solutions, Inc. (1)	193,313
20,150	Kindred Healthcare, Inc. (1)	379,626
13,200	Triple-S Management Corp. - Class B (1)	284,724

	Total Health Care Providers & Services	857,663

	Hotels, Restaurants & Leisure (2.4%)
17,100	Luby’s, Inc. (1)	93,537
20,450	Pinnacle Entertainment, Inc. (1)	295,094
4,200	Red Robin Gourmet Burgers, Inc. (1)	144,564

	Total Hotels, Restaurants & Leisure	533,195

	Household Durables (3.5%)
33,850	Furniture Brands International, Inc. (1)	136,416
1,800	Harman International Industries, Inc. (1)	74,880
24,200	KB Home	205,458
6,600	Lennar Corp.	116,754
11,005	Pulte Group, Inc. (1)	75,604
7,750	Toll Brothers, Inc. (1)	154,690

	Total Household Durables	763,802

	Insurance (3.5%)
5,650	American Financial Group, Inc.	191,987
7,900	Assured Guaranty, Ltd.	111,785
12,997	Hilltop Holdings, Inc. (1)	113,724
25,200	MBIA, Inc. (1)	231,840
1,900	Reinsurance Group of America, Inc.	110,599

	Total Insurance	759,935

	IT Services (2.6%)
70,800	Global Cash Access Holdings, Inc. (1)	198,948
25,300	PRGX Global, Inc. (1)	164,956
9,885	Unisys Corp. (1)	205,311

	Total IT Services	569,215

See accompanying notes to Schedule of Investments.

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Leisure Equipment & Products (1.5%)
24,870	Callaway Golf Co.	$157,925
6,650	Pool Corp.	177,887

	Total Leisure Equipment & Products	335,812

	Machinery (7.5%)
5,900	AGCO Corp. (1)	279,778
30,850	Federal Signal Corp.	178,313
2,600	Gardner Denver, Inc. (1)	221,754
3,650	Harsco Corp.	100,046
14,800	Terex Corp. (1)	328,708
8,400	Wabtec Corp.	541,968

	Total Machinery	1,650,567

	Marine (1.7%)
6,500	Kirby Corp. (1)	379,080

	Media (1.1%)
24,450	Sinclair Broadcast Group, Inc. (1)	242,300

	Metals & Mining (3.1%)
1,350	Allegheny Technologies, Inc.	78,557
20,050	Commercial Metals Co.	290,925
8,500	Thompson Creek Metals Co., Inc. (1)	76,840
11,000	Worthington Industries, Inc.	230,670

	Total Metals & Mining	676,992

	Multi-Utilities (3.7%)
17,000	Avista Corp.	428,570
12,100	NorthWestern Corp.	387,442

	Total Multi-Utilities	816,012

	Oil, Gas & Consumable Fuels (4.1%)
5,650	Arch Coal, Inc.	144,640
38,550	BPZ Resources, Inc. (1)	139,551
5,400	Petroleum Development Corp. (1)	196,128
15,000	Rex Energy Corp. (1)	166,050
10,200	Tesoro Corp. (1)	247,758

	Total Oil, Gas & Consumable Fuels	894,127

See accompanying notes to Schedule of Investments.

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Paper & Forest Products (0.6%)
8,700	Glatfelter Co.	$131,283

	Pharmaceuticals (0.7%)
7,150	Mylan, Inc. (1)	162,877

	Professional Services (2.7%)
3,200	Heidrick & Struggles International, Inc.	85,120
35,650	On Assignment, Inc. (1)	363,630
10,500	SFN Group, Inc. (1)	146,160

	Total Professional Services	594,910

	Real Estate Management & Development (2.7%)
11,250	FirstService Corp. (1)	407,025
2,050	Jones Lang Lasalle, Inc.	174,496

	Total Real Estate Management & Development	581,521

	REIT (4.2%)
5,600	Agree Realty Corp.	127,176
4,950	Hatteras Financial Corp.	132,759
25,550	Medical Properties Trust, Inc.	300,468
13,250	MFA Financial, Inc.	99,242
18,500	Redwood Trust, Inc.	265,105

	Total REIT	924,750

	Road & Rail (4.2%)
8,350	Con-way, Inc.	305,777
19,100	Saia, Inc. (1)	287,837
22,700	USA Truck, Inc. (1)	256,964
7,150	Vitran Corp, Inc. (1)	73,645

	Total Road & Rail	924,223

	Semiconductors & Semiconductor Equipment (5.8%)
39,274	Brooks Automation, Inc. (1)	373,496
23,400	Fairchild Semiconductor International, Inc. (1)	351,234
3,550	International Rectifier Corp. (1)	91,199
16,450	LSI Corp. (1)	121,072
10,600	Novellus Systems, Inc. (1)	329,024

	Total Semiconductors & Semiconductor Equipment	1,266,025

See accompanying notes to Schedule of Investments.

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Software (0.8%)
17,150	Cadence Design Systems, Inc. (1)	$177,160

	Specialty Retail (3.0%)
7,400	American Eagle Outfitters, Inc.	97,236
7,700	ANN, Inc. (1)	199,738
9,550	Asbury Automotive Group, Inc. (1)	205,611
6,550	GameStop Corp. (1)	154,449

	Total Specialty Retail	657,034

	Textiles, Apparel & Luxury Goods (1.5%)
52,350	Liz Claiborne, Inc. (1)	335,040

	Transportation Infrastructure (0.2%)
10,000	Aegean Marine Petroleum Network, Inc.	53,900

	Total Common Stock (Cost: $19,514,884) (98.9%)	21,711,966

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $274,528) (1.3%)
$274,528	State Street Bank & Trust Company, 0.01%, due 08/01/11 (collateralized by $285,000, U.S. Treasury Bill, 0.29%, due 08/04/11, valued at $284,991) (Total Amount to be Received Upon Repurchase $274,528)	274,528

	Total Investments (Cost: $19,789,412) (100.2%)	21,986,494
	Liabilities in Excess of Other Assets (-0.2%)	(39,901)

	Net Assets (100.0%)	$21,946,593

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Relative Value Small Cap Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Auto Components	2.6%
Biotechnology	1.3
Building Products	0.7
Capital Markets	6.1
Chemicals	2.2
Commercial Banks	1.8
Commercial Services & Supplies	1.7
Communications Equipment	1.7
Computers & Peripherals	3.4
Construction & Engineering	1.3
Containers & Packaging	0.3
Diversified Financial Services	0.8
Diversified Telecommunication Services	0.8
Electrical Equipment	0.9
Energy Equipment & Services	3.0
Food Products	1.8
Health Care Equipment & Supplies	3.5
Health Care Providers & Services	3.9
Hotels, Restaurants & Leisure	2.4
Household Durables	3.5
Insurance	3.5
IT Services	2.6
Leisure Equipment & Products	1.5
Machinery	7.5
Marine	1.7
Media	1.1
Metals & Mining	3.1
Multi-Utilities	3.7
Oil, Gas & Consumable Fuels	4.1
Paper & Forest Products	0.6
Pharmaceuticals	0.7
Professional Services	2.7
Real Estate Management & Development	2.7
Real Estate Investment Trust (REIT)	4.2
Road & Rail	4.2
Semiconductors & Semiconductor Equipment	5.8
Software	0.8
Specialty Retail	3.0
Textiles, Apparel & Luxury Goods	1.5
Transportation Infrastructure	0.2
Short-Term Investments	1.3

Total	100.2%

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.8% of Net Assets)
96,550	Precision Castparts Corp.	$15,581,239

	Air Freight & Logistics (6.7%)
338,524	C.H. Robinson Worldwide, Inc.	24,478,670
278,911	Expeditors International of Washington, Inc.	13,309,633

	Total Air Freight & Logistics	37,788,303

	Capital Markets (1.8%)
682,000	Charles Schwab Corp. (The)	10,182,260

	Chemicals (3.2%)
175,400	Praxair, Inc.	18,178,456

	Communications Equipment (5.4%)
554,008	Qualcomm, Inc.	30,348,558

	Computers & Peripherals (7.0%)
100,930	Apple, Inc. (1)	39,411,147

	Electrical Equipment (2.3%)
177,972	Rockwell Automation, Inc.	12,771,271

	Energy Equipment & Services (9.6%)
368,508	FMC Technologies, Inc. (1)	16,803,965
321,830	Oceaneering International, Inc. (1)	13,903,056
256,216	Schlumberger, Ltd.	23,154,240

	Total Energy Equipment & Services	53,861,261

	Food & Staples Retailing (2.1%)
147,624	Costco Wholesale Corp.	11,551,578

	Food Products (3.0%)
232,200	Mead Johnson Nutrition Co.	16,572,114

	Health Care Equipment & Supplies (5.6%)
35,634	Intuitive Surgical, Inc. (1)	14,273,199
268,827	Varian Medical Systems, Inc. (1)	16,871,582

	Total Health Care Equipment & Supplies	31,144,781

	Health Care Technology (4.1%)
348,066	Cerner Corp. (1)	23,142,908

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Insurance (2.5%)
211,400	ACE, Ltd.	$14,159,572

	Internet & Catalog Retail (6.2%)
79,810	Amazon.com, Inc. (1)	17,759,321
31,600	Priceline.com, Inc. (1)	16,989,740

	Total Internet & Catalog Retail	34,749,061

	Internet Software & Services (7.7%)
97,200	Baidu.com, Inc. (SP ADR) (China)(1)	15,267,204
45,779	Google, Inc. (1)	27,636,325

	Total Internet Software & Services	42,903,529

	IT Services (5.2%)
238,546	Cognizant Technology Solutions Corp. (1)	16,667,209
142,606	Visa, Inc.	12,198,517

	Total IT Services	28,865,726

	Life Sciences Tools & Services (2.9%)
357,809	Life Technologies Corp. (1)	16,112,139

	Metals & Mining (1.4%)
214,500	Silver Wheaton Corp.	7,739,160

	Oil, Gas & Consumable Fuels (3.4%)
194,600	Occidental Petroleum Corp.	19,105,828

	Pharmaceuticals (5.3%)
228,400	Allergan, Inc.	18,571,204
243,600	Teva Pharmaceutical Industries, Ltd. (SP ADR) (Israel)	11,361,504

	Total Pharmaceuticals	29,932,708

	Semiconductors & Semiconductor Equipment (2.0%)
393,800	ARM Holdings PLC (SP ADR) (United Kingdom)	11,337,502

	Software (3.4%)
131,837	Salesforce.com, Inc. (1)	19,078,132

	Wireless Telecommunication Services (4.3%)
461,932	American Tower Corp. (1)	24,265,288

	Total Common Stock (Cost: $339,636,574) (97.9%)	548,782,521

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $12,103,575) (2.2%)
$12,103,575	State Street Bank & Trust Company, 0.01%, due 08/01/11 (collateralized by $12,350,000 U.S. Treasury Bill, 0.29%, due 08/04/11, valued at $12,349,605) (Total Amount to be Received Upon Repurchase $12,103,585)	$12,103,575

	Total Investments (Cost: $351,740,149) (100.1%)	560,886,096
	Liabilities in Excess of Other Assets (-0.1%)	(439,720)

	Net Assets (100.0%)	$560,446,376

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	2.8%
Air Freight & Logistics	6.7
Capital Markets	1.8
Chemicals	3.2
Communications Equipment	5.4
Computers & Peripherals	7.0
Electrical Equipment	2.3
Energy Equipment & Services	9.6
Food & Staples Retailing	2.1
Food Products	3.0
Health Care Equipment & Supplies	5.6
Health Care Technology	4.1
Insurance	2.5
Internet & Catalog Retail	6.2
Internet Software & Services	7.7
IT Services	5.2
Life Sciences Tools & Services	2.9
Metals & Mining	1.4
Oil, Gas & Consumable Fuels	3.4
Pharmaceuticals	5.3
Semiconductors & Semiconductor Equipment	2.0
Software	3.4
Wireless Telecommunication Services	4.3
Short Term Investments	2.2

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Biotechnology (8.1% of Net Assets)
884,406	ArQule, Inc. (1)	$4,952,674
436,348	AVEO Pharmaceuticals, Inc. (1)	8,338,610
1,940,112	Chelsea Therapeutics International, Ltd. (1)	9,739,362
457,035	Genomic Health, Inc. (1)	12,271,390
1,790,383	Human Genome Sciences, Inc. (1)	37,615,947
250,420	InterMune, Inc. (1)	8,359,019
481,500	Ironwood Pharmaceuticals, Inc. (1)	7,198,425
294,150	Targacept, Inc. (1)	6,012,426
1,989,662	YM Biosciences, Inc. (1)	4,675,706

	Total Biotechnology	99,163,559

	Commercial Banks (2.8%)
564,300	SVB Financial Group (1)	34,433,586

	Commercial Services & Supplies (4.8%)
683,472	Clean Harbors, Inc. (1)	36,053,148
1,161,595	Higher One Holdings, Inc. (1)	23,057,661

	Total Commercial Services & Supplies	59,110,809

	Communications Equipment (2.6%)
1,368,683	Aruba Networks, Inc. (1)	31,411,275

	Computers & Peripherals (3.4%)
744,451	Fusion-io, Inc. (1)	22,043,194
753,091	Stratasys, Inc. (1)	19,203,821

	Total Computers & Peripherals	41,247,015

	Consumer Finance (2.1%)
805,235	Green Dot Corp. (1)	26,113,771

	Electronic Equipment, Instruments & Components (2.9%)
269,608	FARO Technologies, Inc. (1)	10,989,222
810,385	Universal Display Corp. (1)	24,238,616

	Total Electronic Equipment, Instruments & Components	35,227,838

	Energy Equipment & Services (4.3%)
253,480	Core Laboratories N.V. (Netherlands)	27,548,207
305,455	Lufkin Industries, Inc.	24,888,473

	Total Energy Equipment & Services	52,436,680

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Food & Staples Retailing (2.7%)
39,175	Chefs’ Warehouse Holdings, Inc. (1)	$695,356
778,900	United Natural Foods, Inc. (1)	32,519,075

	Total Food & Staples Retailing	33,214,431

	Food Products (4.0%)
470,200	Green Mountain Coffee Roasters, Inc. (1)	48,877,290

	Health Care Equipment & Supplies (6.2%)
1,211,559	DexCom, Inc. (1)	17,179,907
1,079,416	Endologix, Inc. (1)	9,801,097
162,395	HeartWare International, Inc. (1)	10,789,524
440,877	MAKO Surgical Corp. (1)	12,701,666
809,515	Volcano Corp. (1)	25,426,866

	Total Health Care Equipment & Supplies	75,899,060

	Health Care Providers & Services (0.7%)
507,566	ePocrates, Inc. (1)	8,344,385

	Hotels, Restaurants & Leisure (3.8%)
1,299,785	7 Days Group Holdings, Ltd. (ADR) (China)(1)	28,543,279
380,386	BJ’s Restaurants, Inc. (1)	17,638,499

	Total Hotels, Restaurants & Leisure	46,181,778

	Household Durables (3.4%)
546,600	Harman International Industries, Inc.	22,738,560
532,132	iRobot Corp. (1)	18,603,335
32,670	Skullcandy, Inc. (1)	629,877

	Total Household Durables	41,971,772

	Insurance (2.1%)
1,100,619	Tower Group, Inc.	25,160,150

	Internet & Catalog Retail (2.0%)
1,112,906	Makemytrip, Ltd. (1)	24,728,771

	Internet Software & Services (6.1%)
1,900,025	IntraLinks Holdings, Inc. (1)	29,032,382
306,600	OpenTable, Inc. (1)	21,725,676

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Internet Software & Services (Continued)
639,922	Youku.com, Inc. (SP ADR) (China)(1)	$23,619,521

	Total Internet Software & Services	74,377,579

	Life Sciences Tools & Services (0.6%)
450,891	Fluidigm Corp. (1)	7,647,111

	Machinery (2.5%)
372,919	Chart Industries, Inc. (1)	19,787,082
428,400	Westport Innovations, Inc. (1)	10,984,176

	Total Machinery	30,771,258

	Metals & Mining (1.3%)
267,351	Carpenter Technology Corp.	15,356,642

	Oil, Gas & Consumable Fuels (4.2%)
571,600	Approach Resources, Inc. (1)	14,838,736
784,500	Brigham Exploration Co. (1)	24,947,100
702,605	Houston American Energy Corp.	11,564,878

	Total Oil, Gas & Consumable Fuels	51,350,714

	Pharmaceuticals (6.2%)
252,000	Ardea Biosciences, Inc. (1)	5,896,800
1,046,984	Auxilium Pharmaceuticals, Inc. (1)	19,620,480
709,550	BioMimetic Therapeutics, Inc. (1)	2,738,863
650,669	Cardiome Pharma Corp. (1)	3,259,852
1,703,239	Corcept Therapeutics, Inc. (1)	6,097,595
1,254,300	Impax Laboratories, Inc. (1)	26,566,074
413,433	MAP Pharmaceuticals, Inc. (1)	6,350,331
500,300	Optimer Pharmaceuticals, Inc. (1)	5,293,174

	Total Pharmaceuticals	75,823,169

	Road & Rail (1.5%)
215,701	Kansas City Southern (1)	12,801,854
254,549	Zipcar, Inc. (1)	5,925,901

	Total Road & Rail	18,727,755

	Semiconductors & Semiconductor Equipment (3.0%)
1,335,986	MaxLinear, Inc. (1)	8,884,307

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (Continued)
783,200	Power Integrations, Inc.	$27,795,768

	Total Semiconductors & Semiconductor Equipment	36,680,075

	Software (9.0%)
614,000	Longtop Financial Technologies, Ltd. (SP ADR) (China)(1)(2)	1,842,000
87,102	MicroStrategy, Inc. (1)	13,881,446
661,046	Pegasystems, Inc.	26,679,817
1,284,862	PROS Holdings, Inc. (1)	20,968,948
534,834	QLIK Technologies, Inc. (1)	16,210,818
815,600	Take-Two Interactive Software, Inc. (1)	11,002,444
362,331	Ultimate Software Group, Inc. (The) (1)	19,703,560

	Total Software	110,289,033

	Specialty Retail (1.8%)
1,926,888	Pacific Sunwear of California, Inc. (1)	5,376,017
399,742	Rue21, Inc. (1)	13,139,520
109,700	Teavana Holdings, Inc. (1)	3,093,540

	Total Specialty Retail	21,609,077

	Textiles, Apparel & Luxury Goods (0.9%)
282,080	Steven Madden, Ltd. (1)	10,747,248

	Trading Companies & Distributors (2.0%)
486,409	WESCO International, Inc. (1)	24,656,072

	Total Common Stock (Cost: $1,062,544,058) (95.0%)	1,161,557,903

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $67,383,932) (5.5%)
$67,383,932	State Street Bank & Trust Company, 0.01%, due 08/01/11, (collateralized by $68,735,000, U.S. Treasury Bill, 0.29%, due 08/04/11, valued at $68,732,800) (Total Amount to be Received Upon Repurchase $67,383,988)0.01%	67,383,932

	Total Investments (Cost: $1,129,927,990) (100.5%)	1,228,941,835
	Liabilities in Excess of Other Assets (-0.5%)	(6,195,847)

	Net Assets (100.0%)	$1,222,745,988

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2011

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Illiquid security.

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Biotechnology	8.1%
Commercial Banks	2.8
Commercial Services & Supplies	4.8
Communications Equipment	2.6
Computers & Peripherals	3.4
Consumer Finance	2.1
Electronic Equipment, Instruments & Components	2.9
Energy Equipment & Services	4.3
Food & Staples Retailing	2.7
Food Products	4.0
Health Care Equipment & Supplies	6.2
Health Care Providers & Services	0.7
Hotels, Restaurants & Leisure	3.8
Household Durables	3.4
Insurance	2.1
Internet & Catalog Retail	2.0
Internet Software & Services	6.1
Life Sciences Tools & Services	0.6
Machinery	2.5
Metals & Mining	1.3
Oil, Gas & Consumable Fuels	4.2
Pharmaceuticals	6.2
Road & Rail	1.5
Semiconductors & Semiconductor Equipment	3.0
Software	9.0
Specialty Retail	1.8
Textiles, Apparel & Luxury Goods	0.9
Trading Companies & Distributors	2.0
Short Term Investments	5.5

Total	100.5%

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.0% of Net Assets)
50,100	Spirit AeroSystems Holdings, Inc. (1)	$1,026,549

	Biotechnology (9.4%)
59,481	Chelsea Therapeutics International, Ltd. (1)	298,595
29,745	Dendreon Corp. (1)	1,097,591
75,437	Human Genome Sciences, Inc. (1)	1,584,931
19,191	Ironwood Pharmaceuticals, Inc. (1)	286,905
2,300	Pharmasset, Inc. (1)	279,174
11,665	Targacept, Inc. (1)	238,433
20,400	Vertex Pharmaceuticals, Inc. (1)	1,057,944

	Total Biotechnology	4,843,573

	Chemicals (1.6%)
5,240	CF Industries Holdings, Inc.	813,877

	Commercial Banks (2.7%)
22,480	SVB Financial Group (1)	1,371,730

	Commercial Services & Supplies (4.1%)
23,268	Clean Harbors, Inc. (1)	1,227,387
44,110	Higher One Holdings, Inc. (1)	875,583

	Total Commercial Services & Supplies	2,102,970

	Communications Equipment (5.5%)
57,244	Aruba Networks, Inc. (1)	1,313,750
15,995	F5 Networks, Inc. (1)	1,495,212

	Total Communications Equipment	2,808,962

	Computers & Peripherals (1.8%)
30,804	Fusion-io, Inc. (1)	912,106

	Diversified Financial Services (2.0%)
29,635	MSCI, Inc. (1)	1,051,746

	Electronic Equipment, Instruments & Components (1.9%)
32,985	Universal Display Corp. (1)	986,581

	Energy Equipment & Services (7.4%)
5,215	CARBO Ceramics, Inc.	813,905
8,815	Core Laboratories N.V. (Netherlands)	958,014

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Energy Equipment & Services (Continued)
12,741	Lufkin Industries, Inc.	$1,038,137
23,090	Oceaneering International, Inc. (1)	997,488

	Total Energy Equipment & Services	3,807,544

	Food & Staples Retailing (2.1%)
25,880	United Natural Foods, Inc. (1)	1,080,490

	Food Products (4.0%)
19,705	Green Mountain Coffee Roasters, Inc. (1)	2,048,335

	Health Care Equipment & Supplies (5.0%)
46,209	DexCom, Inc. (1)	655,244
44,939	Endologix, Inc. (1)	408,046
6,275	HeartWare International, Inc. (1)	416,911
33,980	Volcano Corp. (1)	1,067,312

	Total Health Care Equipment & Supplies	2,547,513

	Hotels, Restaurants & Leisure (5.8%)
41,698	7 Days Group Holdings, Ltd. (ADR) (China)(1)	915,688
22,984	Ctrip.com International, Ltd. (ADR) (China)(1)	1,059,563
18,345	Starwood Hotels & Resorts Worldwide, Inc.	1,008,241

	Total Hotels, Restaurants & Leisure	2,983,492

	Household Durables (2.0%)
24,666	Harman International Industries, Inc. (1)	1,026,106

	Insurance (1.7%)
37,859	Tower Group, Inc.	865,457

	Internet & Catalog Retail (1.0%)
22,125	Makemytrip, Ltd. (1)	491,617

	Internet Software & Services (4.2%)
47,219	IntraLinks Holdings, Inc. (1)	721,506
2,965	LinkedIn Corp. (1)	299,554
31,278	Youku.com, Inc. (SP ADR) (China)(1)	1,154,471

	Total Internet Software & Services	2,175,531

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Life Sciences Tools & Services (0.3%)
10,073	Fluidigm Corp. (1)	$170,838

	Machinery (1.4%)
13,687	Chart Industries, Inc. (1)	726,232

	Metals & Mining (2.0%)
17,735	Allegheny Technologies, Inc.	1,032,000

	Oil, Gas & Consumable Fuels (4.3%)
31,385	Brigham Exploration Co. (1)	998,043
20,570	Carrizo Oil & Gas, Inc. (1)	789,888
26,675	Houston American Energy Corp.	439,070

	Total Oil, Gas & Consumable Fuels	2,227,001

	Pharmaceuticals (3.2%)
42,354	Auxilium Pharmaceuticals, Inc. (1)	793,714
37,790	Mylan, Inc. (1)	860,856

	Total Pharmaceuticals	1,654,570

	Professional Services (1.7%)
31,479	Robert Half International, Inc.	861,895

	Road & Rail (1.2%)
10,785	Kansas City Southern (1)	640,090

	Semiconductors & Semiconductor Equipment (6.3%)
28,703	ARM Holdings PLC (SP ADR) (United Kingdom)	826,359
61,675	Cypress Semiconductor Corp. (1)	1,269,272
31,736	Power Integrations, Inc.	1,126,311

	Total Semiconductors & Semiconductor Equipment	3,221,942

	Software (6.1%)
23,660	ANSYS, Inc. (1)	1,197,196
3,425	MicroStrategy, Inc. (1)	545,842
20,288	QLIK Technologies, Inc. (1)	614,929
13,836	Ultimate Software Group, Inc. (The) (1)	752,402

	Total Software	3,110,369

	Specialty Retail (5.0%)
33,460	CarMax, Inc. (1)	1,069,716

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Specialty Retail (Continued)
16,075	Rue21, Inc. (1)	$528,385
4,605	Teavana Holdings, Inc. (1)	129,861
25,810	Urban Outfitters, Inc. (1)	839,858

	Total Specialty Retail	2,567,820

	Textiles, Apparel & Luxury Goods (3.4%)
8,255	Fossil, Inc. (1)	1,037,406
22,910	Gildan Activewear, Inc. (1)	687,300

	Total Textiles, Apparel & Luxury Goods	1,724,706

	Total Common Stock (Cost: $51,454,112) (99.1%)	50,881,642

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $584,219) (1.2%)
$584,219	State Street Bank & Trust Company, 0.01%, due 08/01/11 (collateralized by $600,000, U.S. Treasury Bill, 0.29%, due 08/04/11, valued at $599,981) (Total Amount to be Received Upon Repurchase $584,220)	584,219

	Total Investments (Cost: $52,038,331) (100.3%)	51,465,861
	Liabilities in Excess of Other Assets (-0.3%)	(141,754)

	Net Assets (100.0%)	$51,324,107

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	2.0%
Biotechnology	9.4
Chemicals	1.6
Commercial Banks	2.7
Commercial Services & Supplies	4.1
Communications Equipment	5.5
Computers & Peripherals	1.8
Diversified Financial Services	2.0
Electronic Equipment, Instruments and Components	1.9
Energy Equipment & Services	7.4
Food & Staples Retailing	2.1
Food Products	4.0
Health Care Equipment & Supplies	5.0
Hotels, Restaurants & Leisure	5.8
Household Durables	2.0
Insurance	1.7
Internet & Catalog Retail	1.0
Internet Software & Services	4.2
Life Sciences Tools & Services	0.3
Machinery	1.4
Metals & Mining	2.0
Oil, Gas & Consumable Fuels	4.3
Pharmaceuticals	3.2
Professional Services	1.7
Road & Rail	1.2
Semiconductors & Semiconductor Equipment	6.3
Software	6.1
Specialty Retail	5.0
Textiles, Apparel & Luxury Goods	3.4
Short-Term Investments	1.2

Total	100.3%

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.5% of Net Assets)
29,600	Rockwell Collins, Inc.	$1,630,664
77,300	Textron, Inc.	1,787,949

	Total Aerospace & Defense	3,418,613

	Auto Components (1.5%)
121,600	Dana Holding Corp. (1)	2,027,072

	Beverages (1.3%)
38,574	Molson Coors Brewing Co. - Class B	1,737,759

	Capital Markets (2.8%)
94,588	Invesco, Ltd.	2,097,962
156,051	Knight Capital Group, Inc. (1)	1,764,937

	Total Capital Markets	3,862,899

	Chemicals (6.5%)
13,980	Albemarle Corp.	930,788
37,238	Celanese Corp.	2,052,931
46,214	Cytec Industries, Inc.	2,587,984
103,788	Ferro Corp. (1)	1,351,320
31,258	International Flavors & Fragrances, Inc.	1,912,052

	Total Chemicals	8,835,075

	Commercial Banks (7.5%)
66,466	Comerica, Inc.	2,128,906
174,275	First Horizon National Corp. (1)	1,566,732
163,058	Fulton Financial Corp.	1,655,039
221,993	KeyCorp	1,784,824
751,538	Synovus Financial Corp.	1,375,314
131,892	TCF Financial Corp.	1,677,666

	Total Commercial Banks	10,188,481

	Communications Equipment (1.9%)
331,100	Brocade Communications Systems, Inc. (1)	1,814,428
37,300	Motorola Mobility Holdings, Inc. (1)	834,774

	Total Communications Equipment	2,649,202

	Computers & Peripherals (4.3%)
104,212	QLogic Corp. (1)	1,580,896
168,900	Seagate Technology PLC (Netherlands) (1)	2,346,021

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Computers & Peripherals (Continued)
56,926	Western Digital Corp. (1)	$1,961,670

	Total Computers & Peripherals	5,888,587

	Construction & Engineering (1.2%)
41,703	Jacobs Engineering Group, Inc. (1)	1,632,255

	Diversified Telecommunication Services (1.3%)
145,974	Windstream Corp.	1,782,343

	Electric Utilities (1.6%)
96,194	Hawaiian Electric Industries, Inc.	2,250,940

	Electronic Equipment, Instruments & Components (1.4%)
65,296	Avnet, Inc. (1)	1,913,173

	Energy Equipment & Services (4.5%)
29,774	Ensco International PLC (SP ADR) (United Kingdom)	1,585,465
81,582	Nabors Industries, Ltd. (1)	2,154,581
109,887	Weatherford International, Ltd. (1)	2,408,723

	Total Energy Equipment & Services	6,148,769

	Food & Staples Retailing (0.9%)
63,206	Safeway, Inc.	1,274,865

	Health Care Equipment & Supplies (0.9%)
69,442	Hologic, Inc. (1)	1,289,538

	Health Care Providers & Services (3.3%)
36,536	CIGNA Corp.	1,818,397
54,792	Coventry Health Care, Inc. (1)	1,753,344
165,996	Tenet Healthcare Corp. (1)	922,938

	Total Health Care Providers & Services	4,494,679

	Hotels, Restaurants & Leisure (2.7%)
66,832	International Speedway Corp.	1,869,291
54,224	Marriott International, Inc.	1,762,280

	Total Hotels, Restaurants & Leisure	3,631,571

	Household Durables (5.7%)
28,808	Fortune Brands, Inc.	1,734,530

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Household Durables (Continued)
72,600	Jarden Corp.	$2,249,874
109,620	Lennar Corp.	1,939,178
91,615	Toll Brothers, Inc. (1)	1,828,635

	Total Household Durables	7,752,217

	Household Products (1.9%)
31,395	Energizer Holdings, Inc. (1)	2,531,693

	Insurance (5.5%)
60,086	Arch Capital Group, Ltd. (1)	2,030,907
71,108	Lincoln National Corp.	1,884,362
17,963	PartnerRe, Ltd.	1,200,287
59,600	Willis Group Holdings PLC	2,440,024

	Total Insurance	7,555,580

	Internet & Catalog Retail (1.4%)
60,252	Expedia, Inc.	1,909,386

	Internet Software & Services (1.2%)
65,240	Digital River, Inc. (1)	1,663,620

	Life Sciences Tools & Services (1.8%)
43,263	Covance, Inc. (1)	2,476,807

	Machinery (7.3%)
33,719	Dover Corp.	2,038,988
20,669	Joy Global, Inc.	1,941,232
54,400	Kennametal, Inc.	2,144,992
30,945	SPX Corp.	2,328,302
68,158	Terex Corp. (1)	1,513,789

	Total Machinery	9,967,303

	Metals & Mining (2.9%)
129,957	Commercial Metals Co.	1,885,676
44,200	United States Steel Corp.	1,767,558
15,800	Worthington Industries, Inc.	331,326

	Total Metals & Mining	3,984,560

	Multi-Utilities (3.8%)
32,609	Consolidated Edison, Inc.	1,715,233
30,569	PG&E Corp.	1,266,474

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Common Stock	Value
	Multi-Utilities (Continued)
73,400	Wisconsin Energy Corp.	$2,249,710

	Total Multi-Utilities	5,231,417

	Oil, Gas & Consumable Fuels (6.9%)
13,300	Arch Coal, Inc.	340,480
26,558	Consol Energy, Inc.	1,423,509
114,694	Denbury Resources, Inc. (1)	2,215,888
38,498	Murphy Oil Corp.	2,472,341
48,547	Petrohawk Energy Corp. (1)	1,854,010
45,700	Tesoro Corp. (1)	1,110,053

	Total Oil, Gas & Consumable Fuels	9,416,281

	REIT (7.8%)
10,269	Boston Properties, Inc.	1,102,480
20,376	Digital Realty Trust, Inc.	1,247,215
24,256	Health Care REIT, Inc.	1,280,232
23,712	Home Properties, Inc.	1,553,610
28,072	Kilroy Realty Corp.	1,083,018
85,645	Kimco Realty Corp.	1,629,824
45,313	Liberty Property Trust	1,538,830
26,220	Regency Centers Corp.	1,177,802

	Total REIT	10,613,011

	Semiconductors & Semiconductor Equipment (5.0%)
70,320	Avago Technologies, Ltd. (1)	2,364,861
63,927	Broadcom Corp. (1)	2,369,774
15,400	Cymer, Inc. (1)	678,062
61,176	Maxim Integrated Products, Inc.	1,404,601

	Total Semiconductors & Semiconductor Equipment	6,817,298

	Specialty Retail (2.9%)
147,355	American Eagle Outfitters, Inc.	1,936,245
58,469	Foot Locker, Inc.	1,270,531
36,300	Gap, Inc. (The)	700,227

	Total Specialty Retail	3,907,003

	Total Common Stock (Cost: $118,611,066) (100.2%)	136,851,997

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $1,065,962) (0.8%)
$1,065,962	State Street Bank & Trust Company, 0.01%, due 08/01/11 (collateralized by $1,090,000, U.S. Treasury Bill, 0.29%, due 08/04/11, valued at $1,089,965) (Total Amount to be Received Upon Repurchase $1,065,963)	$1,065,962

	Total Investments (Cost: $119,677,028) (101.0%)	137,917,959
	Liabilities in Excess of Other Assets (-1.0%)	(1,376,365)

	Net Assets (100.0%)	$136,541,594

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	2.5%
Auto Components	1.5
Beverages	1.3
Capital Markets	2.8
Chemicals	6.5
Commercial Banks	7.5
Communications Equipment	1.9
Computers & Peripherals	4.3
Construction & Engineering	1.2
Diversified Telecommunication Services	1.3
Electric Utilities	1.6
Electronic Equipment, Instruments & Components	1.4
Energy Equipment & Services	4.5
Food & Staples Retailing	0.9
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	3.3
Hotels, Restaurants & Leisure	2.7
Household Durables	5.7
Household Products	1.9
Insurance	5.5
Internet & Catalog Retail	1.4
Internet Software & Services	1.2
Life Sciences Tools & Services	1.8
Machinery	7.3
Metals & Mining	2.9
Multi-Utilities	3.8
Oil, Gas & Consumable Fuels	6.9
Real Estate Investment Trust (REIT)	7.8
Semiconductors & Semiconductor Equipment	5.0
Specialty Retail	2.9
Short-Term Investments	0.8

Total	101.0%

See accompanying notes to Schedule of Investments.

TCW Global Conservative Allocation Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (50.2% of Net Assets)
163,964	Metropolitan West Total Return Bond Fund - I Class (1)	$1,723,263
268,553	TCW Total Return Bond Fund - I Class (1)	2,658,675

	Total Diversified Fixed Income Funds	4,381,938

	Diversified U.S. Equity Funds (48.9%)
46,776	TCW Growth Equities Fund - I Class (1)	765,715
84,485	TCW Relative Value Large Cap Fund - I Class (1)	1,158,286
125,451	TCW Select Equities Fund - I Class (1)(2)	2,342,165

	Total Diversified U.S. Equity Funds	4,266,166

	Total Investment Companies (Cost: $8,212,924) (99.1%)	8,648,104

	Total Investments (Cost: $8,212,924) (99.1%)	8,648,104
	Excess of Other Assets over Liabilities (0.9%)	82,239

	Net Assets (100.0%)	$8,730,343

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Global Conservative Allocation Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	50.2%
Diversified U.S. Equity Funds	48.9

Total	99.1%

See accompanying notes to Schedule of Investments.

TCW Global Moderate Allocation Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (27.1% of Net Assets)
123,065	Metropolitan West High Yield Bond Fund - I Class (1)	$1,313,099
109,504	Metropolitan West Total Return Bond Fund - I Class (1)	1,150,889
105,476	TCW Total Return Bond Fund - I Class (1)	1,044,212

	Total Diversified Fixed Income Funds	3,508,200

	Diversified U.S. Equity Funds (61.5%)
88,129	TCW Growth Equities Fund - I Class (1)(2)	1,442,673
177,501	TCW Relative Value Large Cap Fund - I Class (1)	2,433,540
182,560	Select Equities Fund - I Class (1)(2)	3,408,398
34,717	Value Opportunities Fund - I Class (1)	656,148

	Total Diversified U.S. Equity Funds	7,940,759

	Exchange-Traded Funds (10.3%)
1,830	ProShares Ultra MSCI Japan(2)	135,017
62,460	ProShares UltraShort Euro(2)	1,060,571
3,000	ProShares UltraShort MSCI Europe(2)	139,650

	Total Exchange-Traded Funds	1,335,238

	Total Investment Companies (Cost: $11,397,664) (98.9%)	12,784,197

	Total Investments (Cost: $11,397,664) (98.9%)	12,784,197
	Excess of Other Assets over Liabilities (1.1%)	136,163

	Net Assets (100.0%)	$12,920,360

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Global Moderate Allocation Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	27.1%
Diversified U.S. Equity Funds	61.5
Exchange-Traded Funds	10.3

Total	98.9%

See accompanying notes to Schedule of Investments.

TCW Global Flexible Allocation Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Investment Companies	Value
	Diversified International Fixed Income Funds (8.9% of Net Assets)
17,739	TCW Emerging Markets Income Fund - I Class (1)	$159,298

	Diversified U.S. Equity Funds (53.4%)
8,934	TCW Growth Equities Fund - I Class (1)(2)	146,244
20,381	TCW Relative Value Large Cap Fund - I Class (1)	279,427
20,047	TCW Select Equities Fund - I Class (1)(2)	374,279
3,419	TCW Small Cap Growth Fund - I Class (1)(2)	101,419
2,795	TCW Value Opportunities Fund - I Class (1)	52,827

	Total Diversified U.S. Equity Funds	954,196

	Diversified U.S. Fixed Income Funds (6.3%)
5,410	Metropolitan West High Yield Bond Fund - I Class (1)	57,720
5,478	TCW Total Return Bond Fund - I Class (1)	54,230

	Total Diversified U.S. Fixed Income Funds	111,950

	Exchange-Traded Funds (31.7%)
2,170	iShares MSCI EAFE Index Fund	127,270
1,990	PowerShares DB Commodity Index Tracking Fund (2)	60,257
1,810	ProShares Ultra MSCI Japan(2)	133,542
9,860	ProShares UltraShort Euro(2)	167,423
1,660	ProShares UltraShort MSCI Europe(2)	77,273

	Total Exchange-Traded Funds	565,765

	Total Investment Companies (Cost: $1,635,380) (100.3%)	1,791,209

	Total Investments (Cost: $1,635,380) (100.3%)	1,791,209
	Liabilities in Excess of Other Assets (-0.3%)	(6,026)

	Net Assets (100.0%)	$1,785,183

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Global Flexible Allocation Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Diversified International Fixed Income Funds	8.9%
Diversified U.S. Equity Funds	53.4
Diversified U.S. Fixed Income Funds	6.3
Exchange-Traded Funds	31.7

Total	100.3%

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price, as furnished by independent pricing services. Exchange-traded notes are valued at the last sale price on the primary market or exchange on which they are traded on the day of valuation. Investments in the Allocation Funds are valued based on the net asset value per share of the underlying funds.

The TCW Funds, Inc. (the “Company”) has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for the TCW Emerging Markets Equities Fund and TCW International Small Cap Fund that invest in foreign equity securities (exclusive of Latin American and Canadian equity securities) to prevent “time zone arbitrage.” This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and is not to be dependent on certain thresholds or triggers.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the TCW Investment Management Company (the “Advisor”) that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principals generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The Funds, with the exception of the TCW Emerging Markets Equities Fund, the TCW International Small Cap Fund and the TCW Small Cap Growth Fund, had all investments at Level 1, with the corresponding industries as represented in the Schedule of Investments, and all short-term investments at Level 2, as of July 31, 2011.

The following is a summary of the inputs used as of July 31, 2011 in valuing the TCW Emerging Markets Equities Fund, TCW International Small Cap Fund investments and TCW Small Cap Growth Fund:

TCW Emerging Markets Equities Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Securities
Common Stock
Air Freight & Logistics	$—	$398,195 $	—	$398,195
Auto Components	—	632,159	—	632,159
Automobiles	—	647,603	—	647,603
Beverages	39,297	—	—	39,297
Chemicals	—	437,456	—	437,456
Commercial Banks	1,514,340	2,156,234	—	3,670,574
Communications Equipment	—	634,692	—	634,692
Construction & Engineering	119,718	67,777	—	187,495
Construction Materials	—	824,074	—	824,074
Diversified Telecommunication Services	120,732	127,899	—	248,631
Electrical Equipment	—	374,345	—	374,345
Electronic Equipment, Instruments & Components	33,639	405,608	—	439,247
Energy Equipment & Services	697,872	—	—	697,872
Food & Staples Retailing	162,240	—	—	162,240
Food Products	225,516	—	—	225,516
Health Care Providers & Services	323,198	—	—	323,198
Household Durables	382,943	—	—	382,943
Insurance	—	263,968	—	263,968
Internet Software & Services	2,116,152	255,263	—	2,371,415
IT Services	455,144	—	—	455,144
Machinery	—	459,786	—	459,786
Media	84,810	253,141	—	337,951
Metals & Mining	431,586	932,624	—	1,364,210
Oil, Gas & Consumable Fuels	3,157,106	1,875,504	—	5,032,610
Pharmaceuticals	—	208,837	—	208,837
Real Estate Management & Development	180,516	423,504	—	604,020
Semiconductors & Semiconductor Equipment	195,177	1,193,017	—	1,388,194
Trading Companies & Distributors	—	53,686	—	53,686
Wireless Telecommunication Services	889,598	—	—	889,598

Total Common Stock	11,129,584	12,625,372	—	23,754,956

Preferred Stock
Automobiles	—	664,269	—	664,269
Beverages	121,371	—	—	121,371
Commercial Banks	690,013	131,765	—	821,778
Metals & Mining	1,038,612	—	—	1,038,612
Multiline Retail	355,381	—	—	355,381

Total Preferred Stock	2,205,377	796,034	—	3,001,411

Total Equity Securities	13,334,961	13,421,406	—	26,756,367

Short-Term Investments	—	589,678	—	589,678

Total	$13,334,961	$14,011,084	$—	$27,346,045

TCW International Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Capital Markets	$512,622	$500,690	$—	$1,013,312
Chemicals	444,293	—	—	444,293
Commercial Banks	346,600	825,728	—	1,172,328
Consumer Finance	—	1,085,270	—	1,085,270
Diversified Consumer Services	—	467,772	—	467,772
Diversified Financial Services	—	431,197	—	431,197
Food Products	737,244	—	—	737,244
Gas Utilities	—	823,776	—	823,776
Health Care Providers & Services	412,032	—	—	412,032
Health Care Technology	—	631,856	—	631,856
Internet & Catalog Retail	—	803,838	—	803,838
Internet Software & Services	—	1,855,555	—	1,855,555
Media	—	954,610	—	954,610
Metals & Mining	6,576,527	1,599,436	—	8,175,963
Multiline Retail	—	344,493	—	344,493
Oil, Gas & Consumable Fuels	753,572	2,135,536	—	2,889,108
Personal Products	—	541,961	—	541,961
Professional Services	528,400	—	—	528,400
Real Estate Management & Development	1,895,398	1,791,317	—	3,686,715

Total Common Stock	12,206,688	14,793,035	—	26,999,723

Short-Term Investments	—	143,502	—	143,502

Total	$12,206,688	$14,936,537	$—	$27,143,225

TCW Small Cap Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Biotechnology	$99,163,559	$—	$—	$99,163,559
Commercial Banks	34,433,586	—	—	34,433,586
Commercial Services & Supplies	59,110,809	—	—	59,110,809
Communications Equipment	31,411,275	—	—	31,411,275
Computers & Peripherals	41,247,015	—	—	41,247,015
Consumer Finance	26,113,771	—	—	26,113,771
Electronic Equipment, Instruments & Components	35,227,838	—	—	35,227,838
Energy Equipment & Services	52,436,680	—	—	52,436,680
Food & Staples Retailing	33,214,431	—	—	33,214,431
Food Products	48,877,290	—	—	48,877,290
Health Care Equipment & Supplies	75,899,060	—	—	75,899,060
Health Care Providers & Services	8,344,385	—	—	8,344,385
Hotels, Restaurants & Leisure	46,181,778	—	—	46,181,778
Household Durables	41,971,772	—	—	41,971,772
Insurance	25,160,150	—	—	25,160,150
Internet & Catalog Retail	24,728,771	—	—	24,728,771
Internet Software & Services	74,377,579	—	—	74,377,579
Life Sciences Tools & Services	7,647,111	—	—	7,647,111
Machinery	30,771,258	—	—	30,771,258
Metals & Mining	15,356,642	—	—	15,356,642
Oil, Gas & Consumable Fuels	51,350,714	—	—	51,350,714
Pharmaceuticals	75,823,169	—	—	75,823,169
Road & Rail	18,727,755	—	—	18,727,755
Semiconductors & Semiconductor Equipment	36,680,075	—	—	36,680,075
Software	108,447,033	—	1,842,000	110,289,033
Specialty Retail	21,609,077	—	—	21,609,077
Textiles, Apparel & Luxury Goods	10,747,248	—	—	10,747,248
Trading Companies & Distributors	24,656,072	—	—	24,656,072

Total Common Stock	1,159,715,903	—	1,842,000	1,161,557,903

Short-Term Investments	—	67,383,932	—	67,383,932

Total	$1,159,715,903	$67,383,932	$1,842,000	$1,228,941,835

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended July 31, 2011.

The Funds’ policy on transfers between Levels is to recognize them at the beginning of the reporting period.

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Held at July 31, 2011
TCW Small Cap Growth Fund (in thousands)
Equity Securities	$—	$—	$—	$(11,231)	$13,073	$—	$—	$—	$1,842	$(11,231)

Total	$—	$—	$—	$(11,231)	$13,073	$—	$—	$—	$1,842	$(11,231)

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Note 2 – Federal Income Taxes

At July 31, 2011, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Concentrated Value Fund	$2,857	$(2,276)	$581	$26,684
TCW Dividend Focused Fund	67,647	(56,084)	11,563	617,801
TCW Emerging Markets Equities Fund	2,716	(1,274)	1,442	25,904
TCW Growth Fund	2,116	(1,039)	1,077	27,667
TCW Growth Equities Fund	29,575	(4,818)	24,757	100,029
TCW International Small Cap Fund	2,008	(1,217)	791	26,352
TCW Large Cap Growth Fund	1,783	(125)	1,658	5,856
TCW Relative Value Large Cap Fund	47,201	(33,772)	13,429	468,085
TCW Relative Value Small Cap Fund	3,996	(1,912)	2,084	19,902
TCW Select Equities Fund	213,866	(4,983)	208,883	352,003
TCW Small Cap Growth Fund	180,518	(83,028)	97,490	1,131,452
TCW SMID Cap Growth Fund	1,918	(2,697)	(779)	52,245
TCW Value Opportunities Fund	17,805	(4,400)	13,405	124,513
TCW Global Conservative Allocation Fund	435	—	435	8,213
TCW Global Moderate Allocation Fund	1,493	(134)	1,359	11,425
TCW Global Flexible Allocation Fund	161	(27)	134	1,657

Note 3 – Transactions with Affiliates

The summary of Allocation Funds transactions in the affiliated funds for the period November 1, 2010 through July 31, 2011 is as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Additions	Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)
TCW Global Conservative Allocation Fund
Metropolitan West Total Return Bond Fund - I Class	—	434,316	270,352	163,964	$1,723
TCW Core Fixed Income Fund - I Class	247,450	5,479	252,929	—	—
TCW Growth Equities Fund - I Class	8,789	39,042	1,055	46,776	766
TCW Large Cap Growth Fund - I Class	18,877	4,716	23,593	—	—
TCW Money Market Fund - I Class	225,582	3,110	228,692	—	—
TCW Relative Value Large Cap Fund - I Class	26,358	60,623	2,496	84,485	1,158
TCW Select Equities Fund - I Class	70,907	59,955	5,411	125,451	2,342
TCW Value Opportunities Fund - I Class	266	—	266	—	—
TCW Total Return Bond Fund - I Class	—	271,870	3,317	268,553	2,659

Total					$8,648

	Number of Shares Held Beginning of Period	Additions	Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)
TCW Global Moderate Allocation Fund
Metropolitan West High Yield Bond Fund - I Class	—	273,518	150,453	123,065	$1,313
Metropolitan West Total Return Bond Fund - I Class	—	568,272	458,768	109,504	1,151
TCW Core Fixed Income Fund - I Class	483,679	19,351	503,030	—	—
TCW Growth Equities Fund - I Class	113,213	18,741	43,825	88,129	1,443
TCW High Yield Bond Fund - I Class	263,303	11,919	275,222	—	—
TCW Relative Value Large Cap Fund- I Class	170,825	75,363	68,687	177,501	2,434
TCW Select Equities Fund - I Class	257,311	24,079	98,830	182,560	3,408
TCW Total Return Bond Fund - I Class	—	109,281	3,805	105,476	1,044
TCW Value Opportunities Fund - I Class	66,978	6,820	39,081	34,717	656

Total					$11,449

	Number of Shares Held Beginning of Period	Additions	Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)
TCW Global Flexible Allocation Fund
Metropolitan West High Yield Bond Fund - I Class	—	9,141	3,731	5,410	$58
Metropolitan West Total Return Bond Fund - I Class	—	22,729	22,729	—	—
TCW Core Fixed Income Fund - I Class	20,466	168	20,634	—	—
TCW Emerging Markets Income Fund - I Class	27,546	3,114	12,921	17,739	159
TCW Growth Equities Fund - I Class	11,975	659	3,700	8,934	146
TCW Relative Value Large Cap Fund - I Class	20,134	8,099	7,852	20,381	280
TCW Select Equities Fund - I Class	26,862	1,479	8,294	20,047	374
TCW Small Cap Growth Fund - I Class	4,588	252	1,421	3,419	101
TCW Value Opportunities Fund - I Class	6,491	409	4,105	2,795	53
TCW Total Return Bond Fund - I Class	—	5,478	—	5,478	54

Total					$1,225

Note 4 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at July 31, 2011.

Note 5 – Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends U.S. GAAP to conform it with fair value measurement and disclosure requirements in International Financial Reporting Standards (IFRS). The amendments in ASU No. 2011-04 change the wording used to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective for during interim and annual periods beginning after December 15, 2011. The Funds are in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.

Note 6 – Subsequent Events

On June 16, 2011, the Board of the following Acquired Funds approved, in principle, the mergers of each Acquired Fund into the Acquiring Fund. Completion of each merger is subject to approval by shareholders of the Funds at a shareholder meeting to be held on September 15, 2001. The mergers are expected to be completed on or about September 30, 2011.

Acquired Funds	Acquiring Funds
TCW Large Cap Growth Fund	TCW Select Equities Fund
TCW Relative Value Small Cap Fund	TCW Value Opportunities Fund

TCW Money Market Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Short-Term Investments	Value(1)
	Certificates of Deposit (5.0% of Net Assets)
$500,000	Barclays Bank PLC, 0.62%, due 02/17/12(2)	$500,452
1,400,000	Deutsche Bank AG, 0.34%, due 10/28/11(2)	1,400,000
1,010,000	Standard Chartered Bank, 0.661%, due 11/16/11(2)	1,009,703
1,000,000	Union Bank N.A., 0.1%, due 08/18/11	1,000,000
1,000,000	Westpac Banking Corp of NY, 0.286%, due 07/17/12(2)	1,000,005

	Total Certificates of Deposit (Cost: $4,910,160)	4,910,160

	Commercial Paper (3.1%)
1,000,000	Caisse D’Amortissement de La Dette Sociale, (144A), 0.3%, due 11/28/11(3)	999,008
1,000,000	Prudential Funding LLC, 0.22%, due 08/15/11	999,915
1,000,000	Toyota Motor Credit Corp., 0.34%, due 12/23/11	998,640

	Total Commercial Paper (Cost: $2,997,563)	2,997,563

	Corporate Bonds (43.2%)
525,000	Abbey National Treasury Services PLC (United Kingdom), (144A), 0.626%, due 01/20/12(2)(3)	523,961
600,000	American Express Credit Corp., 0.307%, due 02/24/12(2)	599,312
1,200,000	AT&T Mobility LLC, 6.5%, due 12/15/11	1,226,568
800,000	Barclays Bank PLC (United Kingdom), 1.345%, due 12/16/11(2)	801,980
1,000,000	BB&T Corp., 3.85%, due 07/27/12	1,031,230
1,400,000	Berkshire Hathaway, Inc., 0.447%, due 02/10/12(2)	1,401,286
1,000,000	Boeing Capital Corp., 6.5%, due 02/15/12	1,032,968
653,000	Brown-Forman Corp., 5.2%, due 04/01/12	672,835
631,000	Caterpillar Financial Services Corp., 5.125%, due 10/12/11	636,611
1,000,000	Cellco Partnership/Verizon Wireless Capital LLC, 5.25%, due 02/01/12	1,023,289
750,000	Citigroup, Inc., 5.25%, due 02/27/12	769,116
1,000,000	Commonwealth Bank of Australia (Australia), (144A), 0.285%, due 02/03/12(2)(3)	1,000,054
1,300,000	Credit Suisse (USA), Inc., 6.125%, due 11/15/11	1,320,963
1,000,000	Eli Lilly & Co., 6%, due 03/15/12	1,034,639
1,000,000	Federal Home Loan Bank, 0.35%, due 07/24/12(2)	1,000,000
1,000,000	Federal Home Loan Bank, 0.4%, due 08/17/12(2)	1,000,000
6,000,000	Federal Home Loan Mortgage Corp., 0.2%, due 11/07/11(2)	5,999,675
1,000,000	General Electric Capital Corp., 0.33%, due 08/15/11(2)	1,000,046
1,400,000	Goldman Sachs Group, Inc. (The), 0.45%, due 02/06/12(2)	1,399,348
1,000,000	International Bank for Reconstruction & Development (The), 0.23%, due 07/25/12(2)	1,000,000
993,000	John Deere Capital Corp., 5.35%, due 01/17/12	1,015,244
1,300,000	JPMorgan Chase & Co., 4.5%, due 01/15/12	1,323,418
1,000,000	Macquarie Bank, Ltd. (Australia), (144A), 2.6%, due 01/20/12(3)	1,010,199
1,500,000	Merrill Lynch & Co., Inc., 0.473%, due 11/01/11(2)	1,499,123

See accompanying notes to Schedule of Investments.

TCW Money Market Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Short-Term Investments	Value(1)
	Corporate Bonds (Continued)
$1,000,000	MetLife Institutional Funding II, (144A), 0.646%, due 07/12/12(2)(3)	$1,002,709
1,200,000	Morgan Stanley, 0.496%, due 01/09/12(2)	1,200,000
1,200,000	National Rural Utilities Cooperative Finance Corp., 7.25%, due 03/01/12	1,246,359
935,000	Nationwide Life Global Funding I, (144A), 0.354%, due 02/27/12(2)(3)	934,720
1,204,000	PACCAR, Inc., 6.375%, due 02/15/12	1,241,437
1,000,000	Pfizer, Inc., 4.45%, due 03/15/12	1,024,725
1,550,000	PNC Funding Corp., 0.393%, due 01/31/12(2)	1,550,316
1,200,000	Siemens Financieringsmaatschappij NV (Germany), (144A), 5.5%, due 02/16/12(3)	1,232,205
1,000,000	Toronto Dominion Bank (Canada), 0.1%, due 08/23/11	1,000,000
1,400,000	UBS AG of Stamford, 1.496%, due 09/29/11(2)	1,402,060
1,000,000	Wells Fargo & Co., 5.3%, due 08/26/11	1,003,367

	Total Corporate Bonds (Cost: $42,159,763)	42,159,763

	Municipal Bonds (2.1%)
500,000	New Jersey Economic Development Authority, Revenue Bond, 7.25%, due 11/15/21 (Pre-refunded maturity date 11/15/11)(4)	530,063
1,000,000	State of Illinois, General Obligation, 3.75%, due 06/01/12	1,019,162
500,000	State of Michigan, Certificate Participation, 5.375%, due 09/01/20 (Pre-refunded maturity date 09/01/11)(4)	513,438

	Total Municipal Bonds (Cost: $2,062,663)	2,062,663

Number of Shares
	Money Market Investments (2.0%)
1,000,000	Dreyfus Institutional Cash Advantage Fund, 0.072%	1,000,000
1,000,000	Fidelity Institutional Money Market Portfolio Class I, 0.13%	1,000,000

	Total Money Market Investments (Cost: $2,000,000)	2,000,000

Principal Amount
	Repurchase Agreement (46.4%)
$24,626,273	Deutsche Bank LLC, 0.18%, due 08/01/11 (collateralized by $25,135,000 Federal Home Loan Discount Notes, 0.00%, due 01/09/12, valued at $25,118,914) (Total Amount to be Received Upon Repurchase $24,626,642)	24,626,273
20,700,000	Goldman Sachs Group, Inc., 0.17%, due 08/01/11 (collateralized by $21,110,000 Federal Home Loan Bank, 0.18%, due 7/19/12, valued at $21,117,811) (Total Amount to be Received Upon Repurchase $20,700,293)	20,700,000

	Total Repurchase Agreement (Cost: $45,326,273)	45,326,273

	Total Short Term Investments (Cost: $99,456,422) (101.8%)	99,456,422

See accompanying notes to Schedule of Investments.

TCW Money Market Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Short-Term Investments	Value(1)
	Total Investments (Cost: $99,456,422) (101.8%)	$99,456,422
	Liabilities in Excess of Other Assets (-1.8%)	(1,759,638)

	Net Assets (100.0%)	$97,696,784

Notes to the Schedule of Investments:

(1)	Amortized Cost (See Note 1 under “Security Valuation”).

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2011.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of these securities amounted to $6,702,856 or 6.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(4)	The maturity dates shown are the stated maturity date and the scheduled maturity date, respectively. The scheduled maturity date is earlier than the stated maturity date due to the pre-determined call-date.

See accompanying notes to Schedule of Investments.

TCW Money Market Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Auto Manufacturers	1.3%
Banks	19.3
Beverages	0.7
Diversified Financial Services	10.6
Insurance	4.4
Investment Companies	2.1
Miscellaneous Manufacturers	1.3
Municipal Bonds	2.1
Pharmaceuticals	2.1
Repurchase Agreements(1)	46.4
Multi-National	1.0
Telecommunications	2.3
U.S. Government & Agency	8.2

Total	101.8%

(1)	Collateralized by U.S. Government Agency securities.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (19.9% of Net Assets)
	Agriculture (0.1%)
$425,000	Altria Group, Inc., 8.5%, due 11/10/13	$492,796

	Airlines (1.1%)
1,258,647	Continental Airlines Pass-Through Trust, (09-2-A1), 9%, due 07/08/16 (EETC)	1,441,151
77,558	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22 (EETC)	83,670
985,678	Delta Air Lines, Inc. Pass-Through Certificates, (10-2A), 4.95%, due 05/23/19 (EETC)	986,910
627,813	Northwest Airlines Pass-Through Trust, (01-1-A1), 7.041%, due 04/01/22 (EETC)	668,621
750,000	US Airways Pass-Through Trust, (10-1A), 6.25%, due 04/22/23 (EETC)	727,500

	Total Airlines	3,907,852

	Auto Manufacturers (0.1%)
350,000	Daimler Finance North America LLC, 6.5%, due 11/15/13	389,139

	Banks (7.0%)
1,200,000	Abbey National Treasury Services PLC (United Kingdom), (144A), 3.875%, due 11/10/14(1)	1,223,039
1,000,000	Bank of America Corp., 1.796%, due 07/11/14(2)	995,527
1,100,000	Bank of America Corp., 5.65%, due 05/01/18	1,164,080
775,000	Bank of America Corp., 5.875%, due 01/05/21	811,174
800,000	Bank of America N.A., 6.1%, due 06/15/17	868,394
475,000	Bank of New York Mellon Corp. (The), 4.95%, due 11/01/12	501,012
700,000	BankAmerica Capital III, 0.819%, due 01/15/27(2)	513,731
250,000	Barclays Bank PLC (United Kingdom), 5%, due 09/22/16	269,448
900,000	Barnett Capital III, 0.898%, due 02/01/27(2)	660,932
750,000	Citigroup, Inc., 3.953%, due 06/15/16	779,415
425,000	Citigroup, Inc., 6%, due 08/15/17	473,095
275,000	Citigroup, Inc., 6.125%, due 05/15/18	307,269
550,000	Citigroup, Inc., 8.125%, due 07/15/39	709,520
725,000	Citigroup, Inc., 8.5%, due 05/22/19	911,087
475,000	Credit Suisse New York, 5.5%, due 05/01/14	523,320
500,000	Discover Bank/Greenwood DE, 7%, due 04/15/20	565,838
475,000	First Chicago NBD Institutional Capital I, 0.823%, due 02/01/27(2)	404,172
500,000	Goldman Sachs Group, Inc. (The), 1.268%, due 02/07/14(2)	495,632
50,000	Goldman Sachs Group, Inc. (The), 6%, due 06/15/20	54,266
1,550,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	1,707,573
250,000	Goldman Sachs Group, Inc. (The), 7.5%, due 02/15/19	292,517
1,500,000	JPMorgan Chase & Co., 3.15%, due 07/05/16	1,516,478
500,000	JPMorgan Chase Bank N.A., 5.875%, due 06/13/16	556,701
475,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	535,005
125,000	Korea Development Bank (South Korea), 5.3%, due 01/17/13	131,396

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$250,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	$270,659
150,000	Korea Development Bank (South Korea), 8%, due 01/23/14	171,210
850,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20(1)	862,823
500,000	Lloyds TSB Bank PLC (United Kingdom), 6.375%, due 01/21/21	522,367
600,000	Morgan Stanley, 3.8%, due 04/29/16	604,421
575,000	Morgan Stanley, 5.45%, due 01/09/17	613,360
750,000	Morgan Stanley, 5.5%, due 07/28/21	760,240
975,000	Morgan Stanley, 6.625%, due 04/01/18	1,085,147
375,000	Morgan Stanley, 7.3%, due 05/13/19	430,624
450,000	Royal Bank of Scotland PLC (The) (United Kingdom), 3.95%, due 09/21/15	450,180
325,000	Royal Bank of Scotland PLC (The) (United Kingdom), 4.875%, due 03/16/15	337,277
1,000,000	Union Bank N.A., 3%, due 06/06/16	1,010,858
375,000	US Bank N.A., 6.3%, due 02/04/14	419,149
250,000	Wachovia Corp., 5.5%, due 05/01/13	269,113
550,000	Westpac Banking Corp., (Australia), 2.1%, due 08/02/13	559,696

	Total Banks	25,337,745

	Beverages (0.1%)
210,000	Coca-Cola Enterprises, Inc., 7.375%, due 03/03/14	244,347

	Chemicals (0.1%)
350,000	Rohm and Haas Co., 6%, due 09/15/17	406,179

	Diversified Financial Services (3.0%)
553,715	Alta Wind Holdings LLC, (144A), 7%, due 06/30/35(1)	606,603
350,000	American Express Co., 7.25%, due 05/20/14	402,830
2,225,000	General Electric Capital Corp., 0.741%, due 08/15/36(2)	1,802,141
1,250,000	General Electric Capital Corp., 4.375%, due 09/16/20	1,264,091
250,000	General Electric Capital Corp., 4.8%, due 05/01/13	265,582
250,000	General Electric Capital Corp., 5.5%, due 01/08/20	273,700
375,000	General Electric Capital Corp., 6.875%, due 01/10/39	435,338
1,250,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14(1)	1,325,000
125,000	John Deere Capital Corp., 4.9%, due 09/09/13	135,677
475,000	JPMorgan Chase & Co. (originally issued by Bear Stearns & Co.), 7.25%, due 02/01/18	571,468
175,000	JPMorgan Chase Capital XXVII, 7%, due 11/01/39	177,860
125,000	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	175,589
3,440,000	NCUA Guaranteed Notes, 0.206%, due 06/12/13(2)	3,440,000

	Total Diversified Financial Services	10,875,879

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Electric (0.5%)
$875,000	Exelon Generation Co. LLC, 5.75%, due 10/01/41	$882,653
400,000	NiSource Finance Corp., 6.8%, due 01/15/19	479,148
1,000	PNM Resources, Inc., 9.25%, due 05/15/15	1,120
145,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	167,057
250,000	Southern Power Co., 4.875%, due 07/15/15	279,097

	Total Electric	1,809,075

	Environmental Control (0.0%)
50,000	Waste Management, Inc., 7%, due 07/15/28	59,939

	Food (0.3%)
176,000	General Mills, Inc., 6%, due 02/15/12	181,243
275,000	Kraft Foods, Inc., 5.375%, due 02/10/20	309,140
125,000	Kroger Co., 5.5%, due 02/01/13	133,538
75,000	Kroger Co., 6.2%, due 06/15/12	78,585
50,000	Kroger Co., 7.5%, due 01/15/14	57,438
250,000	Safeway, Inc., 5.8%, due 08/15/12	263,001

	Total Food	1,022,945

	Gas (0.1%)
350,000	Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19(1)	441,157

	Healthcare-Products (0.5%)
1,200,000	Boston Scientific Corp., 6%, due 01/15/20	1,365,000
250,000	Covidien International Finance S.A. (Ireland), 6%, due 10/15/17	296,979

	Total Healthhcare-Products	1,661,979

	Healthcare-Services (0.4%)
850,000	UnitedHealth Group, Inc., 3.875%, due 10/15/20	859,810
250,000	WellPoint, Inc., 5.25%, due 01/15/16	283,419
175,000	WellPoint, Inc., 5.875%, due 06/15/17	204,250

	Total Healthcare-Services	1,347,479

	Insurance (1.0%)
425,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	472,111
225,000	Farmers Exchange Capital, (144A), 7.05%, due 07/15/28(1)	237,631
875,000	Farmers Exchange Capital, (144A), 7.2%, due 07/15/48(1)	889,913
250,000	Farmers Insurance Exchange Note, (144A), 6%, due 08/01/14(1)	273,065
300,000	MetLife, Inc., 5.7%, due 06/15/35	311,976
1,000,000	Prudential Financial, Inc., 4.5%, due 11/15/20	1,021,642

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Insurance (Continued)
$375,000	Prudential Holdings LLC, (144A), 8.695%, due 12/18/23(1)	$474,248

	Total Insurance	3,680,586

	Iron & Steel (0.1%)
280,000	ArcelorMittal, 9%, due 02/15/15	338,659

	Media (0.6%)
2,000	CMP Susquehanna Corp., 3.268%, due 05/15/14(2)	1,526
250,000	Comcast Corp., 5.3%, due 01/15/14	275,246
750,000	NBC Universal, Inc., (144A), 4.375%, due 04/01/21(1)	766,702
200,000	NBC Universal, Inc., (144A), 5.15%, due 04/30/20(1)	216,735
175,000	News America, Inc., 6.15%, due 03/01/37	174,577
150,000	News America, Inc., 6.4%, due 12/15/35	153,381
150,000	Time Warner Cable, Inc., 6.2%, due 07/01/13	164,406
75,000	Time Warner Cable, Inc., 7.5%, due 04/01/14	86,672
225,000	Time Warner Entertainment Co., LP, 8.375%, due 07/15/33	300,890

	Total Media	2,140,135

	Mining (0.1%)
300,000	Southern Copper Corp., 7.5%, due 07/27/35	339,895

	Office/Business Equipment (0.1%)
400,000	Xerox Corp., 5.5%, due 05/15/12	414,759

	Oil & Gas (0.2%)
250,000	Anadarko Petroleum Corp., 5.95%, due 09/15/16	288,211
50,000	Petrobras International Finance Co. (Brazil), 6.875%, due 01/20/40	56,274
300,000	Petrobras International Finance Co. (Brazil), 7.875%, due 03/15/19	366,000

	Total Oil & Gas	710,485

	Pharmaceuticals (0.2%)
250,000	Abbott Laboratories, 5.6%, due 11/30/17	296,865
250,000	Eli Lilly & Co., 5.2%, due 03/15/17	290,444
50,000	McKesson Corp., 6.5%, due 02/15/14	56,458
200,000	McKesson HBOC, Inc., 5.7%, due 03/01/17	233,142

	Total Pharmaceuticals	876,909

	Pipelines (1.3%)
460,000	CenterPoint Energy Resources Corp., 6.15%, due 05/01/16	537,159
675,000	Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18	812,525
825,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, due 06/01/19	1,026,384

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Pipelines (Continued)
$300,000	Spectra Energy Capital LLC, 7.5%, due 09/15/38	$373,663
1,035,000	Tennessee Gas Pipeline Co., 8%, due 02/01/16	1,263,842
375,000	TransCanada PipeLines, Ltd. (Canada), 6.1%, due 06/01/40	423,971
278,000	Williams Cos., Inc. (The), 7.875%, due 09/01/21	351,963

	Total Pipelines	4,789,507

	Real Estate (0.5%)
850,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	879,289
865,000	WEA Finance LLC/WT Finance Australia Pty, Ltd., (144A), 5.75%, due 09/02/15(1)	972,036

	Total Real Estate	1,851,325

	REIT (2.1%)
1,000,000	HCP, Inc., 6%, due 01/30/17	1,124,025
715,000	HCP, Inc., 6.3%, due 09/15/16	812,025
200,000	HCP, Inc., 6.7%, due 01/30/18	230,577
1,200,000	Health Care REIT, Inc., 4.7%, due 09/15/17	1,243,943
300,000	Health Care REIT, Inc., 6.125%, due 04/15/20	330,372
500,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	523,920
350,000	Healthcare Realty Trust, Inc., 6.5%, due 01/17/17	397,214
1,000,000	Kimco Realty Corp., 5.19%, due 10/01/13	1,068,537
300,000	Liberty Property LP, 5.125%, due 03/02/15	328,992
1,250,000	UDR, Inc., 4.25%, due 06/01/18	1,286,375
200,000	UDR, Inc., 5.13%, due 01/15/14	212,380
150,000	UDR, Inc., 5.25%, due 01/15/15	162,122

	Total REIT	7,720,482

	Retail (0.1%)
150,000	CVS Caremark Corp., 6.6%, due 03/15/19	180,568

	Telecommunications (0.3%)
369,000	AT&T, Inc., 5.35%, due 09/01/40	367,450
575,000	Telecom Italia Capital S.A. (Italy), 7.175%, due 06/18/19	608,615
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	139,308

	Total Telecommunications	1,115,373

	Total Corporate Bonds (Cost: $69,167,633) (19.9%)	72,155,194

	Municipal Bonds (2.9%)
700,000	Bay Area Toll Authority, California Toll Bridge Revenue Bond, 6.263%, due 04/01/49	811,132
1,025,000	California State, Build America Bonds, 6.65%, due 03/01/22	1,177,130
600,000	California State, Build America Bonds, 7.6%, due 11/01/40	743,586
1,055,000	Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York, 4.93%, due 04/01/20	1,190,947

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Municipal Bonds (Continued)
$1,075,000	Illinois State General Obligation Bond, 4.35%, due 06/01/18	$1,077,333
405,000	Illinois State General Obligation Bond, 5.665%, due 03/01/18	430,475
250,000	Illinois State, Build America Bonds, 4.421%, due 01/01/15	259,538
1,000,000	Los Angeles City Department of Water & Power, Revenue Bonds, 6.574%, due 07/01/45	1,179,180
850,000	New Jersey State Turnpike Authority, Revenue Bonds, 7.102%, due 01/01/41	1,050,727
500,000	New York City Municipal Water Finance Authority, Water & Sewer Revenue, 6.011%, due 06/15/42	574,540
730,000	New York State, Build America Bonds, General Obligation Unlimited, 5.817%, due 10/01/31	754,178
1,000,000	North Texas Tollway Authority Revenue, Revenue Bonds, 6.718%, due 01/01/49	1,168,430

	Total Municipal Bonds (Cost: $9,441,048)	10,417,196

	Foreign Government Bonds (0.3%)
200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	231,234
625,000	Republic of Poland, 6.25%, due 07/03/12	655,062
250,000	State of Israel, 4.625%, due 06/15/13	264,105

	Total Foreign Government Bonds (Cost: $1,087,660)	1,150,401

	Asset-Backed Securities (1.8%)
1,804,000	Carrington Mortgage Loan Trust (06-NC1-A4), 0.497%, due 01/25/36(2)	683,327
718,083	Countrywide Asset-Backed Certificates (05-4-MV1), 0.647%, due 10/25/35(2)	697,610
4,910,000	MASTR Asset-Backed Securities Trust (07-HE1-A3), 0.397%, due 05/25/37(2)	1,832,164
1,287,963	Morgan Stanley Capital, Inc. (05-HE4-A2C), 0.557%, due 07/25/35(2)	1,239,107
1,181,783	Morgan Stanley Capital, Inc. (04-WMC2-M1), 1.102%, due 07/25/34(2)	969,026
2,850,000	Option One Mortgage Loan Trust (07-1-2A3), 0.327%, due 01/25/37(2)	1,023,405

	Total Asset-Backed Securities (Cost: $6,501,442)	6,444,639

	Collateralized Mortgage Obligations (26.9%)
1,354,990	Banc of America Commercial Mortgage, Inc. (02-2-A3), 5.118%, due 07/11/43	1,371,187
1,135,000	Banc of America Commercial Mortgage, Inc. (05-2-A5), 4.857%, due 07/10/43(2)	1,225,233
1,625,000	Banc of America Commercial Mortgage, Inc. (05-5-A4), 5.115%, due 10/10/45(2)	1,783,565
1,560,000	Banc of America Commercial Mortgage, Inc. (06-3-A4), 5.889%, due 07/10/44(2)	1,724,799
2,092,515	Banc of America Funding Corp. (06-G-2A1), 0.406%, due 07/20/36(2)	1,711,750
1,550,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. (08-1-A4), 6.39%, due 02/10/51(2)	1,736,396
2,167,106	Bayview Commercial Asset Trust (06-4A-A1), (144A), 0.417%, due 12/25/36(1)(2)	1,601,187
2,345,000	Bear Stearns Commercial Mortgage Securities (05-T20-A4A), 5.148%, due 10/12/42(2)	2,571,733
2,685,000	Bear Stearns Commercial Mortgage Securities (07-T26-AAB), 5.429%, due 01/12/45	2,864,647
988,096	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35	804,100
2,558,919	Countrywide Alternative Loan Trust (05-24-4A1), 0.416%, due 07/20/35(2)	1,741,654

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$27,623	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34(2)	$27,669
1,430,338	Countrywide Home Loans Mortgage Pass Through Trust (07-J3-A1), 0.687%, due 07/25/37(2)	1,013,446
559,103	Credit Suisse First Boston Mortgage Securities Corp. (03-7-1A4), 5.5%, due 02/25/33	576,482
130,036	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	130,921
333,700	Credit Suisse Mortgage Capital Certificates (06-C5-A3), 5.311%, due 12/15/39	357,602
3,220,000	Federal Home Loan Banks, 0.5%, due 11/16/12(3)	3,222,441
980,000	Federal Home Loan Mortage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21(2)	1,015,674
930,693	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32(3)	1,064,224
874,922	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30(3)	910,324
1,884,173	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	1,979,892
354,444	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	355,637
2,100,000	Federal Home Loan Mortgage Corp. (2875-GM), 5%, due 01/15/33 (PAC)(3)	2,291,932
1,238,333	Federal Home Loan Mortgage Corp. (3315-S), 6.224%, due 05/15/37 (I/O) (I/F)(2)	171,204
1,245,451	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37(3)	1,383,096
4,477,356	Federal Home Loan Mortgage Corp. (3380-SM), 6.224%, due 10/15/37 (I/O) (I/F)(2)(3)	723,040
6,522,937	Federal Home Loan Mortgage Corp. (3578-DI), 6.464%, due 04/15/36 (I/O) (I/F)(2)(3)	1,122,692
743,797	Federal National Mortgage Association (01-14-SH), 10.797%, due 03/25/30 (I/F)(2)	1,172,738
72,435	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	74,300
2,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC)	2,187,188
787,239	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	849,313
1,571,395	Federal National Mortgage Association (05-87-CD), 5%, due 10/25/35	1,574,202
1,694,732	Federal National Mortgage Association (08-12-SE), 6.213%, due 01/25/33 (I/O) (I/F)(2)	107,040
2,052,416	Federal National Mortgage Association (08-30-SA), 6.663%, due 04/25/38 (I/O) (I/F)(2)	299,088
1,995,460	Federal National Mortgage Association (08-62-SN), 6.013%, due 07/25/38 (I/O) (I/F)(2)	148,182
1,524,519	Federal National Mortgage Association (09-47-MT), 7%, due 07/25/39(3)	1,734,738
4,000,000	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	4,164,622
883,813	Federal National Mortgage Association (09-68-SA), 6.563%, due 09/25/39 (I/O) (I/F)(2)	111,092
5,920,000	Federal National Mortgage Association TBA, 4.5%, due 04/01/39(4)	6,179,925
573,712	GMAC Commercial Mortgage Securities, Inc. (02-C1-A2), 6.278%, due 11/15/39	574,488
1,243,862	GMAC Commercial Mortgage Securities, Inc. (03-C2-A1), 4.576%, due 05/10/40	1,284,924
1,371,642	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	1,487,847
2,426,504	Government National Mortgage Association (08-27-SI), 6.284%, due 03/20/38 (I/O) (I/F)(2)	306,550
10,116,815	Government National Mortgage Association (08-81-S), 6.014%, due 09/20/38 (I/O) (I/F)(2)	1,550,718
2,353,565	Greenpoint Mortgage Funding Trust (06-AR2-4A1), 2.278%, due 03/25/36(2)	1,595,541
1,469,797	Greenwich Capital Commercial Funding Corp. (03-C1-A4), 4.111%, due 07/05/35	1,519,594

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$830,000	Greenwich Capital Commercial Funding Corp. (06-GG7-A4), 5.881%, due 07/10/38(2)	$920,406
1,835,000	Greenwich Capital Commercial Funding Corp. (07-GG9-A4), 5.444%, due 03/10/39	1,970,561
2,173,208	Indymac Index Mortgage Loan Trust (05-AR6-2A1), 0.427%, due 04/25/35(2)	1,471,981
618,779	JP Morgan Chase Commercial Mortgage Securities Corp. (01-CIB3-A3), 6.465%, due 11/15/35	621,358
1,490,400	JP Morgan Chase Commercial Mortgage Securities Corp. (02-C1-A3), 5.376%, due 07/12/37	1,524,270
1,700,000	JP Morgan Chase Commercial Mortgage Securities Corp. (03-ML1A-A2), 4.767%, due 03/12/39	1,765,011
1,485,000	Morgan Stanley Capital I (05-T19-A4A), 4.89%, due 06/12/47	1,608,204
1,305,000	Morgan Stanley Capital I (06-T23-A4), 5.821%, due 08/12/41(2)	1,462,161
1,080,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49(2)	1,184,415
980,698	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.651%, due 04/25/34(2)	1,025,790
1,729,914	NCUA Guaranteed Notes (10-R2-2A), 0.655%, due 11/05/20(2)	1,727,216
1,556,107	NCUA Guaranteed Notes (10-R3-1A), 0.745%, due 12/08/20(2)	1,568,260
2,073,266	NCUA Guaranteed Notes (11-C1-2A), 0.715%, due 03/09/21(2)	2,073,266
2,188,726	NCUA Guaranteed Notes (11-R1-1A), 0.635%, due 01/08/20(2)	2,192,060
2,079,920	NCUA Guaranteed Notes (11-R2-1A), 0.585%, due 02/06/20(2)	2,081,741
3,178,503	NCUA Guaranteed Notes (10-R1-1A), 0.635%, due 10/07/20(2)	3,186,958
3,137,242	NCUA Guaranteed Notes (10-R2-1A), 0.555%, due 11/06/17(2)	3,140,728
1,307,036	NCUA Guaranteed Notes (10-R3-2A), 0.745%, due 12/08/20(2)	1,317,662
1,410,000	Nomura Asset Securities Corp. (98-D6-A3), 7.277%, due 03/15/30(2)	1,524,878
1,637,031	Structured Asset Securities Corp. (03-34A-5A4), 2.545%, due 11/25/33(2)	1,548,419
681,455	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37	548,518
1,667,336	Wells Fargo Mortgage Loan Trust (10-RR4-1A2), (144A), 5.433%, due 12/27/46(1)(2)	796,629

	Total Collateralized Mortgage Obligations (Cost: $92,633,892)	97,665,109

	U.S. Government Agency Obligations (40.8%)
3,250,000	Federal Farm Credit Bank, 0.18%, due 08/08/12(2)	3,246,760
3,250,000	Federal Farm Credit Bank, 0.18%, due 08/20/12(2)	3,246,698
3,385,000	Federal Home Loan Banks, 0.5%, due 12/20/12	3,385,261
3,490,000	Federal Home Loan Banks, 0.5%, due 12/28/12	3,490,120
3,500,000	Federal Home Loan Banks, 0.7%, due 07/05/13	3,496,073
6,480,000	Federal Home Loan Mortgage Corp., 0.22%, due 10/12/12(2)	6,476,041
3,120,000	Federal Home Loan Mortgage Corp., 0.25%, due 01/24/13(2)(3)	3,119,531
3,525,000	Federal Home Loan Mortgage Corp., 1%, due 01/08/14	3,525,249
508,653	Federal Home Loan Mortgage Corp., Pool #1A1127, 6.199%, due 01/01/37(2)	513,801
5,873,373	Federal Home Loan Mortgage Corp., Pool #A97179, 4.5%, due 03/01/41	6,131,802
136,097	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	147,255
57,885	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	62,631

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$99,005	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	$106,963
5,825,339	Federal Home Loan Mortgage Corp., Pool #G06257, 4.5%, due 02/01/41(3)	6,120,116
6,078,717	Federal Home Loan Mortgage Corp., Pool #G06360, 4%, due 03/01/41(3)	6,200,156
5,184,188	Federal Home Loan Mortgage Corp., Pool #G06498, 4%, due 04/01/41	5,272,319
3,759,786	Federal Home Loan Mortgage Corp., Pool #G06499, 4%, due 03/01/41	3,829,023
2,082,028	Federal Home Loan Mortgage Corp., Pool #G06620, 4.5%, due 07/01/41	2,173,637
7,575,000	Federal Home Loan Mortgage Corp. TBA, 3.5%(4)	7,789,526
3,315,000	Federal National Mortgage Association, 0.217%, due 10/18/12(2)	3,314,993
6,600,000	Federal National Mortgage Association, 0.28%, due 11/23/12(2)(3)	6,601,135
3,260,000	Federal National Mortgage Association, 0.28%, due 12/03/12(2)(3)	3,260,619
3,445,000	Federal National Mortgage Association, 0.36%, due 06/23/14(2)	3,444,999
2,950,000	Federal National Mortgage Association, 0.4%, due 02/01/13(2)	2,954,764
3,225,000	Federal National Mortgage Association, 0.625%, due 04/14/14(3)(2)	3,227,497
735,000	Federal National Mortgage Association, 1.5%, due 08/26/14(2)	735,622
2,090,000	Federal National Mortgage Association, 2%, due 04/19/13(3)	2,097,868
122,224	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	133,690
94,194	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	103,931
534,581	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19(3)	567,587
415,962	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	444,670
252,521	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	274,112
2,495,578	Federal National Mortgage Association, Pool #995152, 5.5%, due 01/01/21	2,703,218
4,428,915	Federal National Mortgage Association, Pool #AB2127, 3.5%, due 01/01/26(4)	4,565,935
6,263,927	Federal National Mortgage Association, Pool #AC1604, 4%, due 08/01/39(3)	6,404,132
3,602,835	Federal National Mortgage Association, Pool #AD0249, 5.5%, due 04/01/37	3,930,186
1,525,060	Federal National Mortgage Association, Pool #AE0918, 3.665%, due 10/01/20(2)	1,559,864
4,440,977	Federal National Mortgage Association, Pool #AH3429, 3.5%, due 01/01/26(4)	4,582,533
1,982,016	Federal National Mortgage Association, Pool #AL0209, 4.5%, due 05/01/41(3)	2,082,511
1,549,971	Federal National Mortgage Association, Pool #FN0000, 3.584%, due 09/01/20(2)	1,576,738
1,550,489	Federal National Mortgage Association, Pool #FN0001, 3.763%, due 12/01/20(2)	1,600,085
856,450	Federal National Mortgage Association, Pool #FN0003, 4.301%, due 01/01/21	916,642
4,645,000	Federal National Mortgage Association TBA, 3.5%(4)	4,775,278
10,805,000	Federal National Mortgage Association TBA, 4%(4)	10,977,205
327,958	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	352,166
946,052	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	1,035,397
5,385,000	Government National Mortgage Association TBA, 4%(4)	5,569,268

	Total U.S. Government Agency Obligations (Cost: $146,404,537)	148,125,607

	U.S. Treasury Bonds (1.9%)
375,000	U.S. Treasury Bond, 4.375%, due 05/15/40	390,822

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	U.S. Treasury Bonds (Continued)
$2,765,000	U.S. Treasury Bond, 4.375%, due 05/15/41	$2,878,192
3,056,389	U.S. Treasury Inflation Indexed Bond, 2%, due 01/15/16(5)	3,456,345

	Total U.S. Treasury Bonds (Cost: $6,568,976)	6,725,359

	U.S. Treasury Notes (5.5%)
18,315,000	U.S. Treasury Note, 1.5%, due 07/31/16	18,426,607
1,500,000	U.S. Treasury Note, 2.625%, due 11/15/20	1,487,695

	Total U.S. Treasury Notes (Cost: $19,731,063)	19,914,302

	Total Fixed Income Securities (Cost: $351,536,251) (100.0%)	362,597,807

Number of Shares	Money Market Investments (1.9% )
3,505,000	Dreyfus Institutional Cash Advantage Fund, 0.072%	3,505,000
3,505,000	Fidelity Institutional Money Market Portfolio Class I, 0.13%	3,505,000

	Total Money Market Investments (Cost: $7,010,000)	7,010,000

Principal Amount	Short Term Investments
	Commercial Paper (3.5%)
	Banks (3.5%)
$2,875,000	Credit Suisse NY, 0%, due 10/17/11	2,873,486
3,185,000	Deutsche Bank Financial LLC, 0.2%, due 08/24/11	3,184,593
3,245,000	National Rural Utilities Cooperative Finance Corp., 0%, due 08/23/11	3,244,782
3,400,000	UBS Finance Delaware LLC, 0.195%, due 10/17/11	3,398,360

	Total Banks	12,701,221

	Total Commercial Paper (Cost: $12,701,727)	12,701,221

	Repurchase Agreement (Cost: 23,284,612) (6.4% )
23,284,612	State Street Bank & Trust Company, 0.01%, due 08/01/11, (collateralized by $23,755,000 U.S. Treasury Bill, 0.29%, due 08/04/11, valued at $23,754,240) (Total Amount to be Received Upon Repurchase $23,284,631)	23,284,612

	Discount Note (Cost: 9,188,346) (2.5%)
9,190,000	Federal National Mortgage Association Discount Note, 0.09%, due 10/12/11	9,187,794

	Total Short Term Investments (Cost: $45,174,685) (14.3%)	45,173,627

	Total Investments (Cost: $403,720,936) (114.3%)	414,781,434
	Liabilities in Excess of Other Assets (-14.3%)	(51,781,848)

	Net Assets (100.0%)	$362,999,586

Notes to the Schedule of Investments:

EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of these securities amounted to $10,686,768 or 2.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2011.

(3)		All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).

(4)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(5)		Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Agriculture	0.1%
Airlines	1.1
Asset-Backed Securities	1.8
Auto Manufacturers	0.1
Banks	7.0
Beverages	0.1
Chemicals	0.1
Diversified Financial Services	3.0
Electric	0.5
Environmental Control	0.0
Food	0.3
Foreign Government Bonds	0.3
Gas	0.1
Healthcare-Products	0.5
Healthcare-Services	0.4
Insurance	1.0
Iron & Steel	0.1
Media	0.6
Mining	0.1
Municipal	2.9
Office/Business Equipment	0.1
Oil & Gas	0.2
Pharmaceuticals	0.2
Pipelines	1.3
Private Mortgage-Backed Securities	16.9
Real Estate Investment Trust (REIT)	2.1
Real Estate	0.5
Retail	0.1
Telecommunications	0.3
U.S. Government Agency Obligations	50.8
U.S. Government Obligations	7.4
Short-Term Investments	14.3

Total	114.3%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount		Fixed Income Securities	Value
		Argentina (8.4% of Net Assets)
	$20,500,000	Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc., (144A), 9.25%, due 04/15/19(1)	$20,858,750
	21,149,000	Provincia de Buenos Aires, (144A), 10.875%, due 01/26/21(1)	20,091,550
	36,110,000	Provincia de Cordoba, (144A), 12.375%, due 08/17/17(1)	37,915,500
EUR	231,770,000	Republic of Argentina, 0%,due 12/15/35(2)	49,954,522
	$194,494,000	Republic of Argentina, 0%,due 12/15/35(2)	36,662,119
	39,518,343	Republic of Argentina, 8.28%, due 12/31/33	34,380,959
	8,666,000	WPE International Cooperatief UA, (Reg S), 10.375%, due 09/30/20	9,315,950
	16,000,000	WPE International Cooperatief UA, (144A), 10.375%, due 09/30/20(1)	17,200,000

		Total Argentina (Cost: $213,629,538)	226,379,350

		Australia (Cost: $27,982,948) (1.0%)
	28,000,000	Consolidated Minerals, Ltd., (144A), 8.875%, due 05/01/16(1)	28,280,000

		Brazil (14.8%)
	41,700,000	Banco do Brasil S.A., (144A), 5.875%, due 01/26/22(1)	42,367,200
BRL	33,200,000	Banco Votorantim S.A., (144A), 6.25%, due 05/16/16(1)	22,531,515
	$29,000,000	Braskem America Finance Co., (144A), 7.125%, due 07/22/41(1)	29,324,800
BRL	4,074,700	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/14	24,960,937
BRL	32,500,000	Cia de Eletricidade do Estado da Bahia, (144A), 11.75%, due 04/27/16(1)	22,789,921
	$38,220,000	Cia Energetica de Sao Paulo, (Reg. S), 9.75%, due 01/15/15	35,162,400
	28,910,000	General Shopping Finance, Ltd., (144A), 10%, due 11/09/15(1)	30,572,325
	24,155,000	GOL Finance, (144A), 9.25%, due 07/20/20(1)	25,845,850
	18,000,000	Marfrig Holding Europe BV, (144A), 8.375%, due 05/09/18(1)	17,460,000
	29,871,000	Petrobras International Finance Co., 6.75%, due 01/27/41	33,805,608
	26,250,000	TAM Capital 3, Inc., (144A), 8.375%, due 06/03/21(1)	27,785,625
	27,000,000	Telemar Norte Leste S.A., (Reg. S), 5.5%, due 10/23/20	26,865,000
	32,317,000	Virgolino de Oliveira Finance, Ltd., (144A), 10.5%, due 01/28/18(1)	35,063,945
	26,000,000	Votorantim Cimentos S.A., (144A), 7.25%, due 04/05/41(1)	26,196,971

		Total Brazil (Cost: $383,742,810)	400,732,097

		Chile (1.7%)
	24,400,000	Automotores Gildemeister S.A., (144A), 8.25%, due 05/24/21(1)	25,778,600
CLP	10,169,500,000	Banco Santander Chile, (144A), 6.5%, due 09/22/20(1)	21,169,231

		Total Chile (Cost: $45,041,818)	46,947,831

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount		Fixed Income Securities	Value
		China (8.5%)
CNY	108,660,000	China SCE Property Holdings, Ltd., (144A), 10.5%, due 01/14/16(1)	$15,699,873
	$25,000,000	China Shanshui Cement Group, Ltd., (144A), 8.5%, due 05/25/16(1)	25,437,500
	29,400,000	Country Garden Holdings Co., (144A), 11.125%, due 02/23/18(1)	30,539,250
	28,911,000	Evergrande Real Estate Group, Ltd., (Reg. S), 13%, due 01/27/15	29,743,637
	24,853,000	Hidili Industry International Development, Ltd., (144A), 8.625%, due 11/04/15(1)	24,418,072
	12,153,000	Kaisa Group Holdings, Ltd., (Reg. S), 13.5%, due 04/28/15	11,970,705
	27,500,000	Lonking Holdings, Ltd., (144A), 8.5%, due 06/03/16(1)	27,775,000
	30,250,000	MIE Holdings Corp., (144A), 9.75%, due 05/12/16(1)	30,098,750
	23,978,000	Pacnet, Ltd., (144A), 9.25%, due 11/09/15(1)	23,918,055
	10,058,000	Renhe Commercial Holdings Co. Ltd., (Reg. S), 11.75%, due 05/18/15	9,429,375

		Total China (Cost: $230,444,083)	229,030,217

		Colombia (2.2%)
	27,300,000	BanColombia S.A., (144A), 5.95%, due 06/03/21(1)	28,323,750
COP	23,158,000,000	Emgesa S.A., 8.75%, due 01/25/21	14,137,848
COP	30,056,000,000	Empresas Publicas de Medellin E.S.P., (144A), 8.375%, due 02/01/21(1)	17,413,699

		Total Colombia (Cost: $55,881,789)	59,875,297

		Croatia (Cost: $32,578,600) (1.2%)
	$32,700,000	Croatia Government International Bond, (144A), 6.375%, due 03/24/21(1)	33,151,260

		Dominican Republic (Cost: $28,131,750) (1.0%)
	27,000,000	Dominican Republic International Bond, (144A), 7.5%, due 05/06/21(1)	28,417,500

		Ghana (1.4%)
GHS	18,130,000	Ghana Government Bond, 13.3%, due 09/30/13	12,102,493
GHS	40,365,000	Ghana Government Bond, 14.25%, due 07/25/16	26,686,721

		Total Ghana (Cost: $39,395,363)	38,789,214

		Guatemala (Cost: $22,500,000) (0.9%)
	$22,500,000	Industrial Subordinated Trust, (144A), 8.25%, due 07/27/21(1)	23,175,000

		Hungary (1.8%)
HUF	4,893,710,000	Hungary Government Bond, 7.5%, due 11/12/20	26,246,133

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount		Fixed Income Securities	Value
		Hungary (Continued)
	$21,300,000	Hungary Government International Bond, 7.625%, due 03/29/41	$22,711,125

		Total Hungary (Cost: $47,824,061)	48,957,258

		India (3.0%)
	15,054,000	ICICI Bank, Ltd., (Reg. S), 7.25%, due 08/29/49	15,260,992
INR	490,000,000	India Government Bond, 7.99%, due 07/09/17	10,927,699
INR	490,000,000	Power Grid Corp. of India, Ltd., 8.84%, due 10/21/19	10,722,562
	$43,200,000	Vedanta Resources PLC, (144A), 8.25%, due 06/07/21(1)	44,660,160

		Total India (Cost: $80,373,850)	81,571,413

		Indonesia (2.9%)
	24,087,000	Bumi Investment Pte, Ltd., (Reg. S), 10.75%, due 10/06/17	27,790,376
	22,000,000	Pertamina Persero PT, (144A), 5.25%, due 05/23/21(1)	22,742,500
	27,500,000	Pertamina Persero PT, (144A), 6.5%, due 05/27/41(1)	28,875,000

		Total Indonesia (Cost: $75,213,706)	79,407,876

		Kazakhstan (2.6%)
	67,055,000	BTA Bank JSC, (Reg. S), 1%, due 07/01/20	3,855,663
	25,000,000	Halyk Savings Bank of Kazakhstan JSC, (144A), 7.25%, due 01/28/21(1)	25,289,303
	29,241,000	Kazkommerts Finance B.V., 8.5%, due 06/13/17	24,854,850
	16,500,000	Kazkommertsbank JSC, (144A), 8.5%, due 05/11/18(1)	15,592,500

		Total Kazakhstan (Cost: $70,398,494)	69,592,316

		Latvia (Cost: $24,669,320) (0.9%)
	25,000,000	Republic of Latvia, (144A), 5.25%, due 06/16/21(1)	24,675,744

		Malaysia (Cost: $31,208,648) (1.2%)
MYR	92,238,000	Malaysia Government Bond, 4.392%, due 04/15/26	32,246,100

		Mexico (8.1%)
MXN	265,100,000	America Movil S.A.B. de C.V., 8.46%, due 12/18/36	21,785,708
	$25,000,000	Bank of New York Mellon S.A. Institucion de Banca Multiple, (144A), 9.625%, due 05/02/21(1)	25,937,500
	29,600,000	BBVA Bancomer S.A., (144A), 6.5%, due 03/10/21(1)	30,710,000
	24,911,000	Cemex Espana Luxembourg, (Reg. S), 9.25%, due 05/12/20	23,229,507

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount		Fixed Income Securities	Value
		Mexico (Continued)
	$20,058,000	Cemex S.A.B. de C.V., (144A), 9%, due 01/11/18(1)	$18,954,810
	24,450,000	Empresas ICA S.A.B. de C.V., (144A), 8.9%, due 02/04/21(1)	25,672,500
	1,986,277	Hipotecaria Su Casita S.A. de C.V., (144A), 7.5%, due 06/29/18(1)	1,390,394
MXN	373,800,000	Mexican Bonos de Desarrollo, 8.5%, due 11/18/38	34,821,078
	$35,750,000	Petroleos Mexicanos, (144A), 6.5%, due 06/02/41(1)	37,817,351

		Total Mexico (Cost: $217,186,282)	220,318,848

		Nigeria (Cost: $46,891,352) (1.9%)
NGN	9,135,000,000	Nigeria Treasury Bond, 10%, due 07/23/30	51,430,647

		Oman (Cost: $19,532,750) (0.7%)
	$19,724,000	MBPS Finance Co., (144A), 11.25%, due 11/15/15(1)	19,329,520

		Pakistan (1.4%)
	24,940,000	Islamic Republic of Pakistan, (Reg. S), 7.875%, due 03/31/36	17,956,800
	19,188,960	Standard Chartered Bank, Credit Linked Note to Islamic Republic of Pakistan, 0%,due 10/06/11	19,324,703

		Total Pakistan (Cost: $39,260,597)	37,281,503

		Paraguay (Cost: $14,951,437) (0.6%)
	14,700,000	Banco Bilbao Vizcaya Argentaria Paraguay S.A., (144A), 9.75%, due 02/11/16(1)	16,434,966

		Peru (3.2%)
	19,195,000	Banco Continental, (144A), 7.375%, due 10/07/40(1)(2)	19,485,077
	28,935,000	Banco Internacional del Peru SAA, (144A), 5.75%, due 10/07/20(1)	28,066,950
	36,000,000	Southern Copper Corp., 6.75%, due 04/16/40	38,210,937

		Total Peru (Cost: $82,899,510)	85,762,964

		Philippines (1.6%)
	18,750,000	Manila Cavite Toll Road Finance Company, (Reg. S), 12%, due 09/15/22	19,875,000
PHP	985,000,000	Philippine Government International Bond, 6.25%, due 01/14/36	22,439,487

		Total Philippines (Cost: $40,723,250)	42,314,487

		Qatar (Cost: $27,312,500) (1.0%)
	$29,000,000	Qtel International Finance Ltd, (Reg. S), 5%, due 10/19/25	27,840,000

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount		Fixed Income Securities	Value
		Russia (9.8%)
	$28,582,000	Alfa Bank OJSC, (144A), 7.875%, due 09/25/17(1)	$30,082,555
	25,000,000	Alfa Bank OJSC via Alfa Bond Issuance PLC, (144A), 7.75%, due 04/28/21(1)	25,312,500
RUB	875,000,000	EvrazHolding Finance, 9.25%, due 03/13/20(2)	32,845,113
	$28,062,000	Gaz Capital (Gazprom) S.A., (Reg. S), 6.51%, due 03/07/22	30,755,952
	27,000,000	Metalloinvest Finance, Ltd., (144A), 6.5%, due 07/21/16(1)	27,202,500
	22,374,000	Novatek Finance, Ltd., (144A), 6.604%, due 02/03/21(1)	23,884,245
RUB	635,000,000	Vnesheconombank, 7.9%, due 03/18/21	23,258,045
	$30,200,000	Vnesheconombank Via VEB Finance, Ltd., (144A), 6.8%, due 11/22/25(1)	31,898,750
	39,951,000	VTB Capital S.A., (144A), 6.551%, due 10/13/20(1)	40,949,775

		Total Russia (Cost: $256,204,473)	266,189,435

		Serbia (1.5%)
	22,864,866	UniCredit Bank AG, Credit Linked Note to Republic of Serbia, 10%, due 04/01/14	22,267,179
	17,457,420	UniCredit Bank AG, Credit Linked Note to Republic of Serbia, 10%, due 04/01/14	18,026,357

		Total Serbia (Cost: $40,877,652)	40,293,536

		South Africa (Cost: $33,323,173) (1.3%)
ZAR	195,100,000	South Africa Government Bond, 10.5%, due 12/21/26	34,173,883

		South Korea (Cost: $24,857,500) (0.9%)
	$25,000,000	Korea Housing Finance Corp., (144A), 3.5%, due 12/15/16(1)	25,319,625

		Sri Lanka (Cost: $9,388,142) (0.3%)
LKR	1,000,000,000	Urban Development, 11%, due 10/05/15	9,043,216

		Turkey (2.3%)
	$26,000,000	Akbank TAS, (144A), 6.5%, due 03/09/18(1)	26,604,500
TRY	35,425,363	Turkey Government Bond, 4%, due 04/01/20	22,311,887
	$14,000,000	Turkiye Garanti Bankasi A.S., (144A), 6.25%, due 04/20/21(1)	13,615,000

		Total Turkey (Cost: $66,594,406)	62,531,387

		Ukraine (2.6%)
	27,000,000	Ferrexpo Finance PLC, (144A), 7.875%, due 04/07/16(1)	27,607,500
	25,500,000	Metinvest B.V., (144A), 8.75%, due 02/14/18(1)	26,775,000

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount		Fixed Income Securities	Value
		Ukraine (Continued)
UAH	40,000,000	Prominvestbank, 13%, due 01/27/14	$5,024,720
UAH	87,653,700	Ukraine VAT Bond, 5.5%, due 08/24/15	10,096,479

		Total Ukraine (Cost: $67,125,255)	69,503,699

		United Arab Emirates (3.1%)
	$39,050,000	DP World, Ltd., (Reg. S), 6.85%, due 07/02/37	38,073,750
	41,288,000	Dubai Government International Bond, 7.75%, due 10/05/20	44,783,948

		Total United Arab Emirates (Cost: $76,776,765)	82,857,698

		Uruguay (Cost: $15,461,330) (0.6%)
UYU	275,016,767	Uruguay Government Bond, 4.25%, due 04/05/27	15,771,614

		Venezuela (3.2%)
	$10,000,000	Petroleos de Venezuela S.A., 5.375%, due 04/12/27	5,190,000
	62,751,000	Petroleos de Venezuela S.A., (Reg. S), 4.9%, due 10/28/14	48,945,780
	42,250,000	Petroleos de Venezuela S.A., (Reg. S), 8.5%, due 11/02/17	32,110,000

		Total Venezuela (Cost: $75,891,007)	86,245,780

		Total Fixed Income Securities (Cost: $2,564,274,159) (97.6%)	2,643,871,281

Number of Shares		Equity Securities
		Mexico (0.0%)
	240,079	Hipotecaria Su Casita, S.A. de C.V., SOFOM E.N.R.	—

		Total Equity Securities (Cost: $—) (—%)	—

Principal Amount		Short-Term Investments
		Repurchase Agreement (Cost: $57,686,368) (2.1%)
	$57,686,368	State Street Bank & Trust Company, 0.01%, due 08/01/11, (collateralized by $58,845,000, U.S. Treasury Bill, 0.29%, due 08/04/11, valued at $58,843,117) (Total Amount to be Received Upon Repurchase $57,686,416)	57,686,368

		Total Investments (Cost: $2,621,960,527) (99.7%)	2,701,557,649
		Excess of Other Assets over Liabilities (0.3%)	7,997,391

		Total Net Assets (100.0%)	$2,709,555,040

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
CLP	-	Chilean Peso.
CNY	-	Chinese Yuan.
COP	-	Colombian Peso.
EUR	-	Euro Currency.
GHS	-	Ghana Cedi.
HUF	-	Hungarian Forint.
INR	-	Indian Rupee.
LKR	-	Sri Lankan Rupee.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
NGN	-	Nigeria Naira.
PHP	-	Philippines Peso.
RUB	-	Russian Ruble.
TRY	-	New Turkish Lira.
UAH	-	Ukraine Hryvnia.
UYU	-	Uruguayan Peso.
ZAR	-	South African Rand.
Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of these securities amounted to $1,444,485,717 or 53.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2011.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Agriculture	1.3%
Airlines	2.0
Auto Manufacturers	0.9
Banks	17.5
Building Materials	2.5
Chemicals	1.1
Coal	1.9
Commercial Services	1.4
Diversified Financial Services	5.5
Electric	3.6
Engineering & Construction	2.0
Foreign Government Bonds	23.7
Holding Companies - Diversified	2.0
Investment Companies	0.9
Iron & Steel	3.2
Machinery - Constr & Mining	1.0
Metal Fabricate & Hardware	1.0
Mining	4.0
Oil & Gas	10.9
Oil & Gas Services	0.7
Real Estate	4.8
Regional (State & Province)	2.1
Telecommunications	2.8
Transportation	0.8
Short-Term Investments	2.1

Total	99.7%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount		Fixed Income Securities	Value
		Argentina (3.7% of Net Assets)
EUR	13,578,000	Republic of Argentina, 0%,due 12/15/35(1)	$2,926,533
	$5,813,000	Republic of Argentina, 0%,due 12/15/35(1)	1,095,750

		Total Argentina (Cost: $3,705,168)	4,022,283

		Brazil (4.8%)
BRL	1,700,000	Banco Votorantim S.A., (144A), 6.25%, due 05/16/16(2)	1,153,722
	$4,400,000	Cia Energetica de Sao Paulo, (Reg. S), 9.75%, due 01/15/15	4,048,000

		Total Brazil (Cost: $4,886,460)	5,201,722

		Chile (Cost: $3,586,828) (3.4%)
CLP	1,761,000,000	Banco Santander Chile, (144A), 6.5%, due 09/22/20(2)	3,665,767

		China (Cost: $5,863,635) (5.3%)
CNY	39,080,000	Evergrande Real Estate Group, Ltd., (Reg. S), 9.25%, due 01/19/16	5,731,778

		Colombia (Cost: $2,060,604) (1.9%)
COP	3,612,000,000	Empresas Publicas de Medellin E.S.P., (144A), 8.375%, due 02/01/21(2)	2,092,703

		Ghana (Cost: $2,987,212) (2.7%)
GHS	4,485,000	Ghana Government Bond, 14.25%, due 07/25/16	2,965,191

		Hungary (Cost: $4,582,333) (4.0%)
HUF	820,750,000	Hungary Government Bond, 7.5%, due 11/12/20	4,401,878

		India (3.2%)
INR	50,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/17	1,139,738
INR	50,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/18	1,140,708
INR	50,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/19	1,152,769

		Total India (Cost: $3,367,139)	3,433,215

		Indonesia (Cost: $6,652,128) (6.4%)
IDR	48,480,000,000	Indonesia Government Bond, 10.5%, due 08/15/30	6,973,366

		Malaysia (Cost: $11,031,850) (10.4%)
MYR	32,385,000	Malaysia Government Bond, 4.392%, due 04/15/26	11,321,689

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount		Fixed Income Securities	Value
		Mexico (11.9%)
MXN	36,000,000	America Movil S.A.B. de C.V., 8.46%, due 12/18/36	$2,958,452
MXN	58,044,800	Mexican Bonos de Desarrollo, 7.5%, due 06/03/27	5,142,152
MXN	52,500,000	Mexican Bonos de Desarrollo, 8.5%, due 11/18/38	4,890,601

		Total Mexico (Cost: $12,599,716)	12,991,205

		Nigeria (Cost: $4,692,434) (4.6%)
NGN	890,000,000	Nigeria Treasury Bond, 10%, due 07/23/30	5,010,758

		Pakistan (Cost: $1,096,512) (1.0%)
	$1,096,512	Standard Chartered Bank, Credit Linked Note to Islamic Republic of Pakistan, 0%,due 10/06/11(3)	1,104,269

		Peru (Cost: $4,132,328) (3.9%)
PEN	11,718,000	Republic of Peru, (Reg. S), 6.9%, due 08/12/37	4,288,269

		Philippines (Cost: $1,693,664) (1.6%)
PHP	75,000,000	Philippine Government International Bond, 6.25%, due 01/14/36	1,708,590

		Poland (Cost: $5,745,364) (5.2%)
PLN	15,995,000	Poland Government Bond, 5.75%, due 09/23/22	5,680,944

		Romania (Cost: $1,972,749) (1.8%)
RON	6,100,000	Romania Government Bond, 6%, due 04/30/16	1,968,849

		Russia (8.1%)
RUB	173,450,000	Vnesheconombank, 7.9%, due 03/18/21(1)	6,352,926
RUB	66,590,000	EvrazHolding Finance, 9.25%, due 03/13/20(1)	2,499,607

		Total Russia (Cost: $8,660,387)	8,852,533

		Serbia (1.5%)
	$601,980	UniCredit Bank AG, Credit Linked Note to Republic of Serbia, 10%, due 04/01/14	621,598
	1,002,845	UniCredit Bank AG, Credit Linked Note to Republic of Serbia, 10%, due 04/01/14	976,631

		Total Serbia (Cost: $1,626,891) (1.5%)	1,598,229

		South Africa (Cost: $4,593,081) (4.4%)
ZAR	27,060,000	South Africa Government Bond, 10.5%, due 12/21/26	4,739,853

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount		Fixed Income Securities	Value
		South Korea (Cost: $4,523,940) (4.2%)
KRW	4,515,000,000	Korea Treasury Bond, 5%, due 06/10/20	$4,570,201

		Ukraine (Cost: $991,282) (1.0%)
UAH	9,085,500	Citigroup Funding Inc., Credit Linked Note to Government of Ukraine, 5.5%, due 08/25/15	1,046,295

		Uruguay (Cost: $3,022,573) (2.7%)
UYU	51,175,227	Uruguay Government Bond, 4.25%, due 04/05/27	2,934,788

		Total Fixed Income Securities (Cost: $104,074,278) (97.7%)	106,304,375

		Short-Term Investments
		Repurchase Agreement (Cost: $4,247,815) (3.9%)
	$4,247,815	State Street Bank & Trust Company, 0.01%, due 08/01/11 (collateralized by $4,335,000 U.S. Treasury Bill, 0.29%, due 08/04/11, valued at $4,334,861) (Total Amount to be Received Upon Repurchase $4,247,819)	4,247,815

		Total Investments (Cost: $108,322,093) (101.6%)	110,552,190
		Liabilities in Excess of Other Assets (-1.6%)	(1,748,053)

		Total Net Assets (100.0%)	$108,804,137

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
CLP	-	Chilean Peso.
CNY	-	Chinese Yuan.
COP	-	Colombian Peso.
EUR	-	Euro Currency.
GHS	-	Ghana Cedi.
HUF	-	Hungarian Forint.
IDR	-	Indonesian Rupiah.
INR	-	Indian Rupee.
KRW	-	South Korean Won.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
NGN	-	Nigeria Naira.
PEN	-	Peruvian Nouveau Sol.
PHP	-	Philippines Peso.
PLN	-	Polish Zloty.
RON	-	New Romanion Leu.
RUB	-	Russian Ruble.
UAH	-	Ukraine Hryvnia.
UYU	-	Uruguayan Peso.
ZAR	-	South African Rand.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2011

Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2011.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of these securities amounted to $6,912,192 or 6.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Banks	12.8%
Electric	8.8
Foreign Government Bonds	65.8
Iron & Steel	2.3
Real Estate	5.3
Telecommunications	2.7
Short-Term Investments	3.9

Total	101.6%

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Bank Loans (10.3% of Net Assets)
	Automotive (1.7%)
$1,000,000	Chrysler Group LLC Term Loan, 7.4%, due 04/28/17(1)(2)	$973,100

	Electric Utilities (5.4%)
2,039,969	Mach Gen, LLC, 15.37%, due 02/15/15(1)(2)	1,564,248
1,942,083	Texas Competitive Electric Holding Co. LLC, (B1), 12%, due 10/10/17(1)(2)	1,445,687

	Total Electric Utilities	3,009,935

	Hotels, Restaurants & Leisure (3.2%)
2,000,000	Harrahs Operating Company (Loan Agreement), 10%, due 01/28/15(1)(2)	1,798,600

	Total Bank Loans (Cost: $6,121,431)	5,781,635

	Corporate Bonds (83.8%)
	Advertising (1.4%)
740,000	Visant Corp., 10%, due 10/01/17	764,975

	Airlines (3.8%)
400,000	Air Canada, (144A), 9.25%, due 08/01/15(3)	410,000
700,000	American Airlines, Inc., (144A), 7.5%, due 03/15/16(3)	687,750
985,000	United Air Lines, Inc., (144A), 9.875%, due 08/01/13(3)	1,037,944

	Total Airlines	2,135,694

	Auto Parts & Equipment (2.5%)
495,000	Cooper-Standard Automotive, Inc., 8.5%, due 05/01/18	523,462
300,000	Tenneco, Inc., 6.875%, due 12/15/20	310,500
300,000	UCI International, Inc., 8.625%, due 02/15/19	307,875
280,000	Visteon Corp., (144A), 6.75%, due 04/15/19(3)	274,400

	Total Auto Parts & Equipment	1,416,237

	Banks (8.8%)
750,000	Ally Financial, Inc., 7.5%, due 09/15/20(4)	787,500
350,000	CIT Group, Inc., (144A), 6.625%, due 04/01/18(3)	366,625
350,000	CIT Group, Inc., (144A), 7%, due 05/04/15(3)	350,875
440,000	CIT Group, Inc., (144A), 7%, due 05/02/16(3)	440,550
2,025,000	Fleet Capital Trust V, 1.247%, due 12/18/28(5)	1,559,250
980,000	JP Morgan Chase Capital XIII, 1.196%, due 09/30/34(5)	785,440
550,000	Provident Funding Associates, (144A), 10.25%, due 04/15/17(3)	605,000

	Total Banks	4,895,240

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Beverages (0.7%)
$365,000	Cott Beverages, Inc., 8.125%, due 09/01/18(4)	$386,444

	Coal (1.1%)
555,000	Arch Coal, Inc., 8.75%, due 08/01/16	613,275

	Commercial Services (3.7%)
665,000	Service Corp. International, 7%, due 05/15/19	709,887
555,000	Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding, 10.25%, due 12/01/17	557,775
400,000	Trans Union LLC/TransUnion Financing Corp., 11.375%, due 06/15/18	454,500
320,000	United Rentals North America, Inc., 10.875%, due 06/15/16	366,800

	Total Commercial Services	2,088,962

	Diversified Financial Services (0.9%)
300,000	Bumble Bee Acquisition Corp., (144A), 9%, due 12/15/17(3)	302,250
245,000	Credit Suisse AG/Guernsey, 0.951%, due 05/29/49(5)	199,063

	Total Diversified Financial Services	501,313

	Electric (9.8%)
200,000	AES Corp. (The), (144A), 7.375%, due 07/01/21(3)	207,500
500,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B, 7.67%, due 11/08/16	387,500
1,405,000	Edison Mission Energy, 7%, due 05/15/17	1,067,800
500,000	Mirant Americas Generation LLC, 8.5%, due 10/01/21(4)	510,000
1,266,583	Mirant Mid Atlantic Pass Through Trust, Series C, 10.06%, due 12/30/28(4)	1,401,157
500,000	NRG Energy, Inc., 7.375%, due 01/15/17	524,375
685,000	NRG Energy, Inc., (144A), 7.625%, due 01/15/18(3)	695,275
577,000	PNM Resources, Inc., 9.25%, due 05/15/15	646,240

	Total Electric	5,439,847

	Entertainment (1.6%)
240,000	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17(4)	261,000
575,000	Regal Cinemas Corp., 8.625%, due 07/15/19	621,000

	Total Entertainment	882,000

	Environmental Control (0.3%)
175,000	Casella Waste Systems, Inc., (144A), 7.75%, due 02/15/19(3)	174,563

	Food (0.7%)
380,000	JBS USA LLC/JBS USA Finance, Inc., (144A), 7.25%, due 06/01/21(3)	373,350

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Forest Products & Paper (1.4%)
$335,000	Sappi Papier Holding GMBH, (144A), 6.625%, due 04/15/21(3)	$328,300
240,000	Verso Paper Holdings LLC / Verso Paper, Inc., 11.5%, due 07/01/14(4)	255,900
190,000	Verso Paper Holdings LLC/Verso Paper, Inc., (144A), 8.75%, due 02/01/19(3)	176,225

	Total Forest Products & Paper	760,425

	Gas (0.6%)
350,000	Sabine Pass LNG, LP, 7.5%, due 11/30/16	359,625

	Healthcare-Products (3.3%)
800,000	Accellent, Inc., 8.375%, due 02/01/17	830,000
1,000,000	Alere, Inc., 7.875%, due 02/01/16	1,022,500

	Total Healthhcare-Products	1,852,500

	Healthcare-Services (5.3%)
165,000	Community Health Systems, Inc., 8.875%, due 07/15/15	170,568
1,000,000	HCA, Inc., 7.875%, due 02/15/20	1,075,000
350,000	HCA, Inc., 8.5%, due 04/15/19	384,125
815,000	Tenet Healthcare Corp., 6.875%, due 11/15/31(4)	684,600
580,000	Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., 7.75%, due 02/01/19	593,050
61,000	Vanguard Health Systems, Inc., 0.0%, due 02/01/16	40,794

	Total Healthcare-Services	2,948,137

	Home Builders (1.4%)
625,000	K Hovnanian Enterprises, Inc., 10.625%, due 10/15/16	579,688
200,000	Shea Homes LP/Shea Homes Funding Corp., (144A), 8.625%, due 05/15/19(3)	199,500

	Total Home Builders	779,188

	Household Products/Wares (2.9%)
490,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, (144A), 7.125%, due 04/15/19(3)	480,200
200,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, (144A), 8.25%, due 02/15/21(3)	185,000
1,000,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, (144A), 9%, due 04/15/19(3)	975,000

	Total Household Products/Wares	1,640,200

	Lodging (1.9%)
300,000	CityCenter Holdings LLC/CityCenter Finance Corp., (144A), 7.625%, due 01/15/16(3)	312,000
650,000	Marina District Finance Co., Inc., 9.5%, due 10/15/15	679,250

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Lodging (Continued)
$75,000	MGM Resorts International, 9%, due 03/15/20	$83,063

	Total Lodging	1,074,313

	Media (7.3%)
840,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7%, due 01/15/19	873,600
520,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., (144A), 8.625%, due 11/15/17(3)	553,150
34,000	CMP Susquehanna Corp., 3.268%, due 05/15/14(5)	25,939
625,000	DCP LLC/DCP Corp., (144A), 10.75%, due 08/15/15(3)	562,500
775,000	McClatchy Co. (The), 11.5%, due 02/15/17	816,656
500,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.5%, due 10/15/15	517,500
675,000	Univision Communications, Inc., (144A), 7.875%, due 11/01/20(3)	696,938

	Total Media	4,046,283

	Mining (0.7%)
400,000	FMG Resources August 2006 PTY, Ltd., (144A), 7%, due 11/01/15(3)	415,500

	Oil & Gas (6.6%)
500,000	Chaparral Energy, Inc., 8.875%, due 02/01/17	516,875
215,000	Linn Energy LLC/Linn Energy Finance Corp., (144A), 6.5%, due 05/15/19(3)	212,850
1,525,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14(6)	987,437
530,000	Parker Drilling Co., 9.125%, due 04/01/18	564,450
400,000	Quicksilver Resources, Inc., 8.25%, due 08/01/15	424,000
250,000	Quicksilver Resources, Inc., 11.75%, due 01/01/16	288,750
650,000	Sabine Pass LNG LP, 7.25%, due 11/30/13	664,625

	Total Oil & Gas	3,658,987

	Packaging & Containers (3.4%)
250,000	Ardagh Packaging Finance PLC, (144A), 7.375%, due 10/15/17(3)	258,125
250,000	Ardagh Packaging Finance PLC, (144A), 9.125%, due 10/15/20(3)	265,312
675,000	Bway Holding Co., 10%, due 06/15/18	739,125
605,000	Packaging Dynamics Corp., (144A), 8.75%, due 02/01/16(3)	629,200

	Total Packaging & Containers	1,891,762

	Retail (2.3%)
400,000	Harry & David Holdings, Inc., 5.311%, due 03/01/12(6)	46,000
850,000	Harry & David Holdings, Inc., 9%, due 03/01/13(6)	97,750
1,265,000	Sears Holdings Corp., (144A), 6.625%, due 10/15/18(3)	1,160,638

	Total Retail	1,304,388

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Software (0.9%)
$470,000	First Data Corp., (144A), 7.375%, due 06/15/19(3)	$474,700

	Storage/Warehousing (1.2%)
625,000	Mobile Mini, Inc., 7.875%, due 12/01/20	650,000

	Telecommunications (5.9%)
385,000	GCI, Inc., 8.625%, due 11/15/19	423,500
775,000	Level 3 Financing, Inc., 4.215%, due 02/15/15(5)	724,625
815,000	Level 3 Financing, Inc., 8.75%, due 02/15/17	831,300
405,000	Sprint Nextel Corp., 6%, due 12/01/16	405,000
300,000	Windstream Corp., 7.75%, due 10/15/20	318,000
550,000	Windstream Corp., 7.875%, due 11/01/17	587,812

	Total Telecommunications	3,290,237

	Transportation (2.9%)
625,000	ACL I Corp., (144A), 10.625%, due 02/15/16(3)	575,000
250,000	Florida East Coast Railway Corp., (144A), 8.125%, due 02/01/17(3)	262,500
725,000	RailAmerica, Inc., 9.25%, due 07/01/17(4)	797,500

	Total Transportation	1,635,000

	Trucking & Leasing (0.5%)
295,000	Maxim Crane Works LP, (144A), 12.25%, due 04/15/15(3)	293,525

	Total Corporate Bonds (Cost: $48,436,279)	46,746,670

	Municipal Bonds (Cost: $36,937) (0.1%)
30,000	NYC Industrial Development Agency, (144A), 11%, due 03/01/29(3)	36,900

	Total Fixed Income Securities (Cost: $54,594,647) (94.2%)	52,565,205

Notional Amount	Purchased Options (0%)
	Options on Futures (Cost: $68,212) (0%)
40,000	U.S. Treasury Note 30-Year Futures Call, Strike Price $120.00, Expires 08/26/11	6,875

Number of Shares	Preferred Stock
	Banking (Cost: $690,000) (1.2%)
25,000	Citigroup Capital XIII, 7.785%(5)	676,750

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Money Market Investments	Value
695,000	Dreyfus Institutional Cash Advantage Fund, 0.072%	$695,000
695,000	Fidelity Institutional Money Market Portfolio Class I, 0.13%	695,000

	Total Money Market Investments (Cost: $1,390,000) (2.5%)	1,390,000

Principal Amount	Short Term Investments
	Repurchase Agreement (Cost: $2,331,075) (4.2% )
$2,331,075	State Street Bank & Trust Company, 0.01%, due 08/01/11, (collateralized by $2,380,000 U.S. Treasury Bill, 0.29%, due 08/04/11, valued at $2,379,924) (Total Amount to be Received Upon Repurchase $2,331,077)	2,331,075

	U.S. Treasury Securities (0.4%)
60,000	U.S. Treasury Bill, 0.035%, due 09/08/11	59,998
160,000	U.S. Treasury Bill, 0.064%, due 08/04/11(4)	159,999

	Total U.S. Treasury Securities (Cost: $219,997)	219,997

	Total Short Term Investments (Cost: $2,551,072) (7.1%)	2,551,072

	Total Investments (Cost: $59,293,931) (102.5%)	57,189,902
	Liabilities in Excess of Other Assets (-2.5%)	(1,393,023)

	Net Assets (100.0%)	$55,796,879

Notes to the Schedule of Investments:

(1)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(2)	Rate stated is the effective yield.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of these securities amounted to $14,979,145 or 26.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(4)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).

(5)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2011.

(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Advertising	1.4%
Airlines	3.8
Auto Parts & Equipment	2.5
Banks	8.8
Beverages	0.7
Coal	1.1
Commercial Services	3.7
Diversified Financial Services	2.1
Electric	9.8
Entertainment	1.6
Environmental Control	0.3
Food	0.7
Forest Products & Paper	1.4
Gas	0.6
Healthcare-Products	3.3
Healthcare-Services	5.3
Home Builders	1.4
Household Products/Wares	2.9
Loan Participations	10.3
Lodging	1.9
Media	7.3
Mining	0.7
Municipal	0.1
Oil & Gas	6.6
Packaging & Containers	3.4
Retail	2.3
Software	0.9
Storage/Warehousing	1.2
Telecommunications	5.9
Transportation	2.9
Trucking & Leasing	0.5
U.S Government Obligations	0.0 *
Short-Term Investments	7.1

Total	102.5%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (5.5% of Net Assets)
$182,335	Ameriquest Mortgage Securities, Inc. (05-R11-A2C), 0.417%, due 01/25/36(1)	$179,093
138,456	Morgan Stanley ABS Capital I (05-WMC6-M1), 0.667%, due 07/25/35(1)	135,904

	Total Asset-Backed Securities (Cost: $609,696)	314,997

	Collateralized Mortgage Obligations (22.1%)
237,483	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 2.245%, due 11/25/32(1)	227,919
195,000	Credit Suisse First Boston Mortgage Securities Corp. (02-CP3-A3), 5.603%, due 07/15/35	200,065
185,749	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 0.687%, due 06/25/34(1)	183,595
21,272	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 0.637%, due 12/25/33(1)	20,976
190,000	Greenwich Capital Commercial Funding Corp. (02-C1-A4), 4.948%, due 01/11/35(1)	195,817
189,672	JP Morgan Chase Commercial Mortgage Securities Corp. (02-C3-A2), 4.994%, due 07/12/35	196,415
177,675	Merrill Lynch Mortgage Trust (02-MW1-A4), 5.619%, due 07/12/34	180,828
54,521	Residential Accredit Loans, Inc. (02-QS16-A2), 0.737%, due 10/25/17(1)	52,956

	Total Collateralized Mortgage Obligations (Cost: $1,299,231)	1,258,571

	U.S. Government Agency Obligations (41.7%)
26,111	Federal Home Loan Mortgage Corp., Pool #1B1010, 2.875%, due 08/01/33(1)	27,563
269,602	Federal Home Loan Mortgage Corp., Pool #310005, 6.438%, due 11/01/19(1)	293,745
69,195	Federal Home Loan Mortgage Corp., Pool #610967, 2.552%, due 04/01/28(1)	72,312
148,594	Federal Home Loan Mortgage Corp., Pool #780721, 2.625%, due 08/01/33(1)	154,765
55,286	Federal Home Loan Mortgage Corp., Pool #780833, 2.581%, due 09/01/33(1)	57,615
34,190	Federal Home Loan Mortgage Corp., Pool #789924, 2.474%, due 11/01/32(1)	36,378
122,543	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	141,160
14,214	Federal National Mortgage Association, Pool #661691, 2.699%, due 10/01/32(1)	14,748
70,986	Federal National Mortgage Association, Pool #725886, 2.486%, due 05/01/34(1)	74,785
114,750	Federal National Mortgage Association, Pool #735524, 2.478%, due 02/01/35(1)	118,995
51,618	Federal National Mortgage Association, Pool #786884, 2.935%, due 08/01/34(1)	53,609
137,293	Federal National Mortgage Association, Pool #826239, 2.349%, due 07/01/35(1)	142,783
135,406	Federal National Mortgage Association, Pool #830581, 1.96%, due 05/01/35(1)	137,072
181,877	Federal National Mortgage Association, Pool #832721, 2.278%, due 09/01/35(1)	187,297
43,875	Government National Mortgage Association II, Pool #80022, 2.125%, due 12/20/26(1)	44,920
38,023	Government National Mortgage Association II, Pool #80636, 2.625%, due 09/20/32(1)	40,009
196,464	Government National Mortgage Association II, Pool #80734, 2.625%, due 09/20/33(1)	202,262
6,351	Government National Mortgage Association II, Pool #80747, 2.125%, due 10/20/33(1)	6,552
24,889	Government National Mortgage Association II, Pool #80757, 2.625%, due 10/20/33(1)	25,624

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$78,686	Government National Mortgage Association II, Pool #80764, 2.125%, due 11/20/33(1)	$81,193
84,604	Government National Mortgage Association II, Pool #80766, 2.125%, due 11/20/33(1)	87,300
193,186	Government National Mortgage Association II, Pool #80797, 2%, due 01/20/34(1)	198,502
83,886	Government National Mortgage Association II, Pool #80869, 2.5%, due 04/20/34(1)	87,115
78,555	Government National Mortgage Association II, Pool #80937, 2.5%, due 06/20/34(1)	83,133

	Total U.S. Government Agency Obligations (Cost: $2,292,750)	2,369,437

	Corporate Bonds (27.2%)
	Banks (8.0%)
50,000	Abbey National Treasury Services PLC (United Kingdom), 1.832%, due 04/25/14(1)	49,252
150,000	Bank of America Corp., 1.673%, due 01/30/14(1)	149,333
60,000	Goldman Sachs Group, Inc. (The), 1.268%, due 02/07/14(1)	59,476
50,000	JPMorgan Chase Bank N.A., 0.58%, due 06/13/16(1)	46,495
150,000	Lloyds TSB Bank PLC (United Kingdom), 2.603%, due 01/24/14(1)	152,029

	Total Banks	456,585

	Diversified Financial Services (0.9%)
50,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14(2)	53,000

	Electric (2.8%)
50,000	KCP&L Greater Missouri Operations Co., 11.875%, due 07/01/12	54,843
95,082	Reliant Energy Mid-Atlantic Power Holdings LLC, 9.237%, due 07/02/17	101,738

	Total Electric	156,581

	Pipelines (4.7% of Net Assets)
250,000	El Paso Corp., 7.875%, due 06/15/12	263,750

	Real Estate (3.9%)
105,000	Post Apartment Homes LP, 5.45%, due 06/01/12(1)	107,961
100,000	WEA Finance LLC, (144A), 7.5%, due 06/02/14(2)	115,013

	Total Real Estate	222,974

	REIT (6.0%)
200,000	Duke Realty LP, 5.4%, due 08/15/14	217,292
115,000	Healthcare Realty Trust, Inc., 5.125%, due 04/01/14	122,643

	Total REIT	339,935

	Telecommunications (0.9%)
50,000	Verizon Communications, Inc., 1.95%, due 03/28/14	51,227

	Total Corporate Bonds (Cost: $1,533,472)	1,544,052

	Municipal Bonds (Cost: $149,005) (2.7%)
150,000	Illinois State Build America Bonds, 4.071%, due 01/01/14	156,265

	Total Fixed Income Securities (Cost: $5,884,154) (99.2%)	5,643,322

Number of Shares	Money Market Investments (2.6%)
100,000	Dreyfus Institutional Cash Advantage Fund, 0.9%	100,000

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Number of Shares	Money Market Investments	Value
45,000	BlackRock Provident Institutional Fund, 0.1%	$45,000

	Total Money Market Investments (Cost: $145,000)	145,000

Principal Amount	Short Term Investments
	Repurchase Agreement (Cost: $50,018) (0.9%)
$50,018	State Street Bank & Trust Company, 0.01%, due 08/01/11, (collateralized by $55,000 U.S. Treasury Bill, 0.29%, due 08/04/11, valued at $54,998) (Total Amount to be Received Upon Repurchase $50,018)	50,018

	Total Investments (Cost: $6,079,172) (102.7%)	5,838,340
	Liabilities in Excess of Other Assets (-2.7%)	(155,431)

	Net Assets (100.0%)	$5,682,909

Notes to the Schedule of Investments:

PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2011.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of these securities amounted to $168,013 or 3.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry*	Percentage of Net Assets
U.S. Government Agency Obligations	41.7%
Private Mortgage-Backed Securities	22.1
Banks	8.0
REIT	6.0
Asset-Backed Securities	5.5
Pipelines	4.7
Real Estate	3.9
Electric	2.8
Muncipal	2.7
Diversified Financial Services	0.9
Telecommunications	0.9
Short-Term Investments	3.5

Total	102.7%

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (13.1% of Net Assets)
$41,609,000	Accredited Mortgage Loan Trust (06-1-A4), 0.336%, due 04/25/36(1)	$16,818,062
4,000,000	Accredited Mortgage Loan Trust (06-2-A4), 0.447%, due 09/25/36(1)	1,527,532
20,000,000	ACE Securities Corp. (07-ASP1-A2C), 0.447%, due 03/25/37(1)	8,987,998
10,417,437	Asset-Backed Securities Corp. Home Equity (06-HE1-A3), 0.387%, due 01/25/36(1)	7,899,022
38,250,493	Asset-Backed Securities Corp. Home Equity (06-HE7-A4), 0.327%, due 11/25/36(1)	15,630,735
52,114,000	Asset-Backed Securities Corp. Home Equity (07-HE1-A4), 0.327%, due 12/25/36(1)	21,766,267
4,943,459	Centex Home Equity (03-C-M1), 0.887%, due 09/25/33(1)	3,803,458
8,756,427	CIT Education Loan Trust (07-1-A), (144A), 0.336%, due 03/25/42(1)(2)	8,004,483
16,300,000	Citicorp Residential Mortgage Securities, Inc. (06-2-A4), 5.775%, due 09/25/36(1)	16,022,672
14,260,000	Countrywide Asset-Backed Certificates (06-BC5-2A3), 0.357%, due 03/25/37(1)	8,658,835
18,042,133	Credit-Based Asset Servicing and Securitization LLC (06-CB6-A1), 0.267%, due 07/25/36(1)	10,273,714
31,942,090	Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4), 0.347%, due 10/25/36(1)	13,195,661
4,388,361	Credit-Based Asset Servicing and Securitization LLC (07-CB4-A2A), 5.844%, due 04/25/37(1)	4,398,248
19,477,306	CSAB Mortgage Backed Trust (06-2-A6A), 5.72%, due 09/25/36(1)	13,622,681
16,120,000	Educational Funding of the South, Inc. (11-1-A2), 0.903%, due 04/25/35(1)	15,136,533
16,675,000	EFS Volunteer LLC (10-1-A2), (144A), 1.103%, due 10/25/35(1)(2)	15,832,752
7,750,000	Fieldstone Mortgage Investment Corp. (07-1-2A2), 0.457%, due 04/25/47(1)	3,142,183
44,650,000	First Franklin Mortgage Loan Asset Backed Certificates (06-FF18-A2C), 0.347%, due 12/25/37(1)	18,747,995
16,664,000	First Franklin Mortgage Loan Asset Backed Certificates (06-FF18-A2D), 0.397%, due 12/25/37(1)	7,039,538
7,500,000	First Franklin Mortgage Loan Asset Backed Certificates (07-FF1-A2C), 0.327%, due 01/25/38(1)	3,271,728
11,000,000	First Franklin Mortgage Loan Asset Backed Certificates (07-FF1-A2D), 0.407%, due 01/25/38(1)	4,639,540
23,222,970	Fremont Home Loan Trust (06-1-2A3), 0.367%, due 04/25/36(1)	17,268,199
21,500,000	Fremont Home Loan Trust (06-3-2A4), 0.427%, due 02/25/37(1)	8,986,594
16,963,071	Fremont Home Loan Trust (06-D-2A2), 0.317%, due 11/25/36(1)	7,850,346
20,460,662	GSAA Home Equity Trust (06-13-AF3), 6.04%, due 07/25/36(1)	13,251,297
17,896,145	GSAA Home Equity Trust (06-13-AF4), 6.118%, due 07/25/36(1)	11,425,600
20,264,986	GSAA Home Equity Trust (06-15-AF5), 6.191%, due 09/25/36(1)	12,027,952
5,252,955	GSAA Home Equity Trust (06-16-A1), 0.247%, due 10/25/36(1)	2,397,028
4,263,573	GSAA Home Equity Trust (06-19-A1), 0.277%, due 12/25/36(1)	1,729,092
3,003,938	GSAA Home Equity Trust (07-4-A1), 0.287%, due 03/25/37(1)	1,307,962
20,817,970	GSAMP Trust (06-HE4-A2C), 0.337%, due 06/25/36(1)	13,257,778

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (Continued)
$36,149,190	GSAMP Trust (06-HE5-A2C), 0.337%, due 08/25/36(1)	$18,796,603
10,000,000	GSAMP Trust (06-HE6-A3), 0.337%, due 08/25/36(1)	3,747,396
21,487,562	Household Home Equity Loan Trust (06-2-A1), 0.336%, due 03/20/36(1)	19,637,203
4,950,000	Household Home Equity Loan Trust (07-2-A4), 0.486%, due 07/20/36(1)	4,002,645
28,257,000	JP Morgan Mortgage Acquisition Corp. (07-CH4-A4), 0.347%, due 05/25/37(1)	13,109,016
11,990,000	Lehman XS Trust (06-12N-A31A), 0.387%, due 08/25/46(1)	4,475,794
21,482,071	Lehman XS Trust (06-13-1A2), 0.357%, due 09/25/36(1)(3)	13,676,519
20,478,085	Lehman XS Trust (06-13-1A3), 0.477%, due 09/25/36(1)(3)	4,870,629
23,020,698	Lehman XS Trust (06-19-A2), 0.357%, due 12/25/36(1)(3)	13,116,895
22,667,949	Lehman XS Trust (06-9-A1B), 0.347%, due 05/25/46(1)(3)	12,902,118
45,754,715	Long Beach Mortgage Loan Trust (06-3-2A3), 0.367%, due 05/25/46(1)	16,141,897
9,632,304	Long Beach Mortgage Loan Trust (06-3-2A4), 0.457%, due 05/25/46(1)	3,486,586
23,244,431	Long Beach Mortgage Loan Trust (06-6-2A4), 0.437%, due 07/25/36(1)	8,521,711
30,280,885	Long Beach Mortgage Loan Trust (06-7-2A4), 0.427%, due 08/25/36(1)	11,913,511
37,286,000	MASTR Asset Backed Securities Trust (06-HE5-A3), 0.347%, due 11/25/36(1)	15,262,950
49,234,000	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C), 0.437%, due 04/25/37(1)	19,811,269
12,134,000	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D), 0.527%, due 04/25/37(1)	4,949,166
50,000,000	Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3), 0.347%, due 07/25/37(1)	21,064,970
44,000,000	Morgan Stanley Capital, Inc. (06-HE5-A2C), 0.327%, due 08/25/36(1)	22,955,328
23,013,103	Morgan Stanley Capital, Inc. (07-HE2-A2B), 0.277%, due 01/25/37(1)	10,787,208
9,202,600	Morgan Stanley Home Equity Loan Trust (07-2-A4), 0.537%, due 04/25/37(1)	2,952,224
5,034,725	Morgan Stanley Mortgage Loan Trust (07-2AX-2A1), 0.277%, due 12/25/36(1)	1,926,890
4,860,080	Morgan Stanley Mortgage Loan Trust (07-7AX-2A1), 0.307%, due 04/25/37(1)	2,001,366
15,387,041	New Century Home Equity Loan Trust (05-2-M1), 0.617%, due 06/25/35(1)	12,586,641
19,300,000	Ownit Mortgage Loan Asset Backed Certificates (06-3-A2D), 0.457%, due 03/25/37(1)	6,875,992
18,200,000	Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C), 0.347%, due 09/25/37(1)	7,804,513
16,000,000	Panhandle-Plains Higher Education Authority, Inc. (11-1-A3), 1.207%, due 10/01/37(1)	15,225,459
51,383,706	Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2), 0.417%, due 02/25/37(1)	18,854,979
19,000,000	Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B), 0.327%, due 01/25/37(1)	7,335,976
35,790,082	SG Mortgage Securities Trust (07-NC1-A2), 0.427%, due 12/25/36(1)(2)	17,561,603
13,655,000	SLM Student Loan Trust (11-2-A2), 1.387%, due 10/25/34(1)	13,655,029
10,400,000	Soundview Home Equity Loan Trust (06-OPT4-2A4), 0.417%, due 06/25/36(1)	3,751,790
22,900,000	Soundview Home Equity Loan Trust (06-OPT5-2A4), 0.427%, due 07/25/36(1)	7,574,908
4,000,000	Soundview Home Equity Loan Trust (07-OPT3-2A4), 0.437%, due 08/25/37(1)	1,599,688
17,335,000	U.S. Education Loan Trust LLC (06-2A-A1), (144A), 0.433%, due 03/01/31(1)(2)	15,265,265

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (Continued)
$ 7,000,000	Washington Mutual Asset-Backed Certificates (06-HE3-2A3), 0.347%, due 08/25/36(1)	$2,465,487
12,059,000	Washington Mutual Asset-Backed Certificates (07-HE3-2A4), 0.477%, due 05/25/47(1)	4,495,578
11,000,000	Washington Mutual Asset-Backed Certificates (07-HE4-2A3), 0.357%, due 07/25/47(1)	4,701,374

	Total Asset-Backed Securities (Cost: $761,758,392)	697,785,661

	Collateralized Mortgage Obligations (57.9%)
5,194,447	Adjustable Rate Mortgage Trust (04-5-3A1), 4.759%, due 04/25/35(1)	4,464,581
14,589,468	Adjustable Rate Mortgage Trust (05-12-2A1), 3.075%, due 03/25/36(1)	9,629,891
64,289,000	Adjustable Rate Mortgage Trust (06-2-1A4), 5.476%, due 05/25/36(1)	45,735,625
9,567,429	Adjustable Rate Mortgage Trust (07-1-5A1), 0.337%, due 03/25/37(1)(3)	4,019,406
11,150,506	American Home Mortgage Assets (05-2-2A1A), 3.002%, due 01/25/36(1)(3)	7,968,002
3,233,810	American Home Mortgage Assets (06-3-2A11), 1.202%, due 10/25/46(1)	1,700,896
61,833,378	American Home Mortgage Assets (07-1-A1), 0.962%, due 02/25/47(1)	29,281,580
14,840,000	Banc of America Commercial Mortgage, Inc. (06-3-A4), 5.889%, due 07/10/44(1)	16,407,705
1,014,203	Banc of America Commercial Mortgage, Inc. (07-4-A4), 5.731%, due 02/10/51(1)	1,113,009
1,188,267	Banc of America Funding Corp. (04-B-3A1), 3.085%, due 12/20/34(1)	714,898
4,650,486	Banc of America Funding Corp. (05-B-3A1B), 0.496%, due 04/20/35(1)	3,628,333
3,500,221	Banc of America Funding Corp. (06-7-1A4), 6%, due 09/25/36 (TAC)(1)	2,854,938
24,294,000	Banc of America Funding Corp. (06-D-1A2), 0.466%, due 05/20/36(1)	4,867,995
6,326,626	Banc of America Funding Corp. (09-R14A-2A), 14.659%, due 07/26/35 (I/F)(1)(2)	6,348,936
2,318,568	BCAP LLC Trust (11-RR3-1A5), 5.436%, due 05/27/37(1)	2,228,724
2,552,192	BCAP LLC Trust (11-RR3-5A3), 5.094%, due 11/26/37(1)	2,315,324
11,177,923	BCAP LLC Trust (11-RR4-1A3), 3.038%, due 03/26/36(1)	10,199,855
11,354,122	BCAP LLC Trust (11-RR4-2A3), 5.792%, due 06/26/47(1)	10,389,022
17,681,432	BCAP LLC Trust (11-RR4-3A3), 5.572%, due 07/26/36(1)	16,532,139
20,102,298	BCAP LLC Trust (11-RR5-1A3), 5.857%, due 03/26/37(1)	18,544,370
5,704,442	BCAP LLC Trust (11-RR5-2A3), 5.057%, due 06/26/37(1)	5,312,262
2,515,473	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 2.732%, due 02/25/35(1)	1,873,465
2,382,737	Bear Stearns Alt-A Trust (06-3-1A1), 0.377%, due 05/25/36(1)	1,081,298
12,397,077	Bear Stearns Alt-A Trust (06-3-23A1), 2.947%, due 05/25/36(1)	6,542,160
4,354,928	Bear Stearns Alt-A Trust (06-8-1A1), 0.347%, due 06/25/46(1)(3)	1,760,428
20,104,170	Bear Stearns Alt-A Trust (06-8-2A1), 4.654%, due 08/25/46(1)(3)	8,995,832
24,185,000	Bear Stearns Commercial Mortgage Securities (05-T20-A4A), 5.147%, due 10/12/42(1)	26,523,394
5,570,784	Bear Stearns Mortgage Funding Trust (07-AR4-1A1), 0.387%, due 09/25/47(1)	3,410,897
7,006,651	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	6,226,666
24,227,000	Chaseflex Trust (06-1-A3), 6.229%, due 06/25/36(1)	21,336,666
7,045,268	Citicorp Mortgage Securities, Inc. (07-4-3A1), 5.5%, due 05/25/37	6,296,518

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$ 9,476,557	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), 6.5%, due 10/25/36(2)	$6,509,617
5,155,385	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20(3)	4,908,179
1,781,939	Countrywide Alternative Loan Trust (05-27-1A2), 1.662%, due 08/25/35(1)	1,212,841
11,521,895	Countrywide Alternative Loan Trust (05-76-1A1), 1.742%, due 01/25/36(1)	8,422,930
827,009	Countrywide Alternative Loan Trust (05-84-1A1), 2.931%, due 02/25/36(1)	463,001
19,140,000	Countrywide Alternative Loan Trust (05-85CB-2A3), 5.5%, due 02/25/36	16,645,924
5,187,308	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	4,805,298
4,070,444	Countrywide Alternative Loan Trust (05-J5-1A1), 0.487%, due 05/25/35(1)	3,653,521
11,838,675	Countrywide Alternative Loan Trust (06-14CB-A4), 6%, due 06/25/36	8,470,892
10,010,820	Countrywide Alternative Loan Trust (06-39CB-1A6), 0.787%, due 01/25/37(1)(3)	4,943,424
38,706,996	Countrywide Alternative Loan Trust (06-43CB-1A12), 5.75%, due 02/25/37	29,385,481
27,519,761	Countrywide Alternative Loan Trust (06-6CB-1A4), 5.5%, due 05/25/36	21,381,140
8,430,768	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21(3)	7,446,488
9,976,307	Countrywide Alternative Loan Trust (06-OA6-1A1A), 0.397%, due 07/25/46(1)	5,579,345
32,355,992	Countrywide Alternative Loan Trust (07-19-1A34), 6%, due 08/25/37	24,462,699
17,259,225	Countrywide Alternative Loan Trust (07-9T1-2A3), 6%, due 05/25/37	11,557,744
8,511,955	Countrywide Alternative Loan Trust (07-9T1-3A1), 5.5%, due 05/25/22(3)	7,351,139
1,073,741	Countrywide Home Loans Mortgage Pass Through Trust (03-J4-1A1), 4.5%, due 06/25/33 (PAC)	1,083,619
38,108,644	Countrywide Home Loans Mortgage Pass Through Trust (04-13-1A3), 5.5%, due 08/25/34	38,077,929
276,224	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	276,690
29,708,060	Countrywide Home Loans Mortgage Pass Through Trust (05-9-1A1), 0.487%, due 05/25/35(1)	20,285,347
10,090,394	Countrywide Home Loans Mortgage Pass Through Trust (06-HYB5-1A1), 2.835%, due 09/20/36(1)	5,921,436
32,000,000	Countrywide Home Loans Mortgage Pass Through Trust (07-1-A8), 6%, due 03/25/37	27,795,565
11,583,286	Countrywide Home Loans Mortgage Pass Through Trust (07-10-A21), 6%, due 07/25/37 (TAC)	9,518,183
27,961,631	Countrywide Home Loans Mortgage Pass Through Trust (07-8-1A24), 6%, due 01/25/38(3)	22,208,573
56,366,285	Countrywide Home Loans Mortgage Pass Through Trust (07-J1-2A1), 6%, due 02/25/37(3)	38,731,963
520,143	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	523,684
17,926,921	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 01/25/36(1)(3)	12,172,542
6,151,968	Credit Suisse First Boston Mortgage Securities Corp. (05-8-5A1), 19.01%, due 09/25/35 (I/F)(1)	6,201,895
14,709,896	Credit Suisse First Boston Mortgage Securities Corp. (05-9-3A2), 6%, due 10/25/35	9,108,338
20,086,704	Credit Suisse Mortgage Capital Certificates (06-6-1A1), 0.687%, due 07/25/36 (TAC)(1)(3)	9,867,151

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$20,408,270	Credit Suisse Mortgage Capital Certificates (06-9-5A1), 5.5%, due 11/25/36(3)	$18,521,809
34,576,403	Credit Suisse Mortgage Capital Certificates (06-9-6A14), 6%, due 11/25/36(3)	28,642,643
11,643,550	Credit Suisse Mortgage Capital Certificates (06-C5-A3), 5.311%, due 12/15/39	12,477,555
22,461,545	Credit Suisse Mortgage Capital Certificates (07-1-1A6A), 5.863%, due 02/25/37(1)	12,184,966
12,665,897	Credit Suisse Mortgage Capital Certificates (07-1-5A4), 6%, due 02/25/37	11,020,714
34,615,000	Credit Suisse Mortgage Capital Certificates (07-2-3A4), 5.5%, due 03/25/37	30,044,439
50,000,000	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (07-AR3-2A4), 0.537%, due 06/25/37(1)	13,117,030
19,636,458	Downey Savings & Loan Association Mortgage Loan Trust (06-AR2-2A1A), 0.386%, due 11/19/37(1)	12,680,518
25,890,000	Federal Home Loan Mortage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21(1)	26,832,443
823,714	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	898,643
381,600	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	430,487
1,273,763	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	1,436,643
10,910,144	Federal Home Loan Mortgage Corp. (2514-PZ), 5.5%, due 10/15/32 (PAC)	12,273,486
27,034,913	Federal Home Loan Mortgage Corp. (2571-PZ), 5.5%, due 02/15/33 (PAC)	30,288,607
5,961,720	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	6,356,992
6,494,575	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O)	4,878,843
3,089,869	Federal Home Loan Mortgage Corp. (2649-KX), 5%, due 07/15/33	3,180,620
20,785,306	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	21,841,230
9,791,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	10,561,469
5,956,643	Federal Home Loan Mortgage Corp. (2667-TN), 5%, due 07/15/33(1)	6,348,202
261,017	Federal Home Loan Mortgage Corp. (2672-SH), 7.651%, due 09/15/33 (I/F)(1)(4)	262,753
16,225,926	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	17,295,823
26,393,862	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC)(4)	28,022,841
23,000,000	Federal Home Loan Mortgage Corp. (2769-LB), 4%, due 03/15/19(4)	24,521,593
2,481,109	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	2,489,460
15,000,000	Federal Home Loan Mortgage Corp. (2773-EG), 4.5%, due 04/15/19 (PAC)	16,306,381
255,556	Federal Home Loan Mortgage Corp. (2801-PS), 3.268%, due 05/15/34 (I/F)(1)	249,491
5,745,571	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	6,102,979
2,229,224	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	1,977,723
6,686,640	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	6,835,626
3,434,484	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	3,667,634
138,296	Federal Home Loan Mortgage Corp. (2995-ZL), 5.5%, due 06/15/35 (PAC)	138,266
10,000,000	Federal Home Loan Mortgage Corp. (2999-ND), 4.5%, due 07/15/20 (PAC)	10,871,875
10,576,599	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC)	11,314,500
6,897,069	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35	7,171,776
2,514,879	Federal Home Loan Mortgage Corp. (3057-OS), 11.845%, due 10/15/35 (I/F)(1)	2,580,877
5,196,023	Federal Home Loan Mortgage Corp. (3111-HK), 5.75%, due 02/15/36 (PAC)	5,701,398
29,276,852	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36(4)	30,598,884

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$18,250,000	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26(4)	$20,422,467
21,402,106	Federal Home Loan Mortgage Corp. (3149-OD), 0%, due 05/15/36 (P/O) (PAC)	18,235,658
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	8,937,447
3,838,546	Federal Home Loan Mortgage Corp. (3259-B), 6%, due 01/15/37	3,881,460
60,788,979	Federal Home Loan Mortgage Corp. (3315-S), 6.223%, due 05/15/37 (I/O) (I/F)(1)	8,404,289
15,137,049	Federal Home Loan Mortgage Corp. (3379-AB), 6%, due 07/15/36	16,106,533
43,705,286	Federal Home Loan Mortgage Corp. (3410-IS), 6.083%, due 02/15/38 (I/O) (I/F)(1)	6,345,584
27,590,188	Federal Home Loan Mortgage Corp. (3424-BI), 6.613%, due 04/15/38 (I/O) (I/F)(1)	5,419,963
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24	8,624,978
17,668,059	Federal Home Loan Mortgage Corp. (3519-SH), 5.313%, due 07/15/37 (I/O) (I/F)(1)	2,135,386
72,489,613	Federal Home Loan Mortgage Corp. (3531-SC), 6.113%, due 05/15/39 (I/O) (I/F)(1)	10,355,254
16,379,200	Federal Home Loan Mortgage Corp. (3541-SA), 6.563%, due 06/15/39 (I/O) (I/F)(1)	1,791,635
60,379,545	Federal Home Loan Mortgage Corp. (3550-GS), 6.563%, due 07/15/39 (I/O) (I/F)(1)	10,344,715
12,275,973	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32	13,762,116
19,487,669	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29	20,442,362
37,500,000	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29	39,517,090
24,666,667	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29(4)	25,248,646
45,000,000	Federal Home Loan Mortgage Corp. (3563-BD), 4%, due 08/15/24	46,864,192
25,000,000	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24	25,744,175
8,269,100	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37	8,860,186
20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC)	21,859,348
21,317,000	Federal Home Loan Mortgage Corp. (3645-KH), 5.5%, due 08/15/36	23,268,497
20,848,797	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35	23,216,217
33,000,000	Federal Home Loan Mortgage Corp. (R004-VG), 6%, due 08/15/21	35,808,867
1,253,173	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	1,383,861
15,440,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	16,249,907
5,277,966	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	5,736,563
26,814,520	Federal National Mortgage Association (03-54-PG), 5.5%, due 09/25/32 (PAC)(4)	28,752,349
2,602,288	Federal National Mortgage Association (04-52-SW), 6.912%, due 07/25/34 (I/O) (I/F)(1)	497,185
82,651	Federal National Mortgage Association (04-58-SU), 9.74%, due 04/25/34 (I/F)(1)	82,732
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	10,763,892
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	8,814,317
1,396,711	Federal National Mortgage Association (05-1-GZ), 5%, due 02/25/35	1,398,837
52,551,828	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC)(4)	57,352,632
1,329,627	Federal National Mortgage Association (06-107-DS), 15.531%, due 11/25/36 (I/F)(1)	1,361,636
59,198,756	Federal National Mortgage Association (07-103-AI), 6.312%, due 03/25/37 (I/O) (I/F)(1)(4)	8,190,361
26,737,203	Federal National Mortgage Association (07-20-SI), 6.262%, due 03/25/37 (I/O) (I/F)(1)	3,659,510
28,929,933	Federal National Mortgage Association (07-21-SE), 6.252%, due 03/25/37 (I/O) (I/F)(1)	4,180,141
2,842,568	Federal National Mortgage Association (07-33-KP), 5.5%, due 04/25/37 (TAC)	2,887,034

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$33,848,294	Federal National Mortgage Association (07-56-SG), 6.222%, due 06/25/37 (I/O) (I/F)(1)	$4,566,318
76,707,873	Federal National Mortgage Association (07-58-SV), 6.562%, due 06/25/37 (I/O) (I/F)(1)	12,042,537
10,207,419	Federal National Mortgage Association (07-61-AB), 6%, due 01/25/36(4)	10,745,813
4,778,478	Federal National Mortgage Association (07-64-AN), 6%, due 09/25/36	5,175,714
17,146,698	Federal National Mortgage Association (07-65-S), 6.412%, due 07/25/37 (I/O) (I/F)(1)	2,193,683
18,391,591	Federal National Mortgage Association (07-74-AC), 5%, due 08/25/37	19,850,705
4,029,934	Federal National Mortgage Association (07-88-FY), 0.647%, due 09/25/37 (1)	4,020,510
28,280,101	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	31,231,406
56,537,336	Federal National Mortgage Association (08-1-AI), 6.062%, due 05/25/37 (I/O) (I/F)(1)	6,716,302
34,207,316	Federal National Mortgage Association (08-13-SB), 6.052%, due 03/25/38 (I/O) (I/F)(1)	5,081,230
48,672,728	Federal National Mortgage Association (08-23-SB), 6.662%, due 04/25/38 (I/O) (I/F)(1)	8,228,611
14,757,742	Federal National Mortgage Association (08-35-SD), 6.262%, due 05/25/38 (I/O) (I/F)(1)	1,890,169
77,783,127	Federal National Mortgage Association (08-66-SG), 5.882%, due 08/25/38 (I/O) (I/F)(1)	10,761,381
40,467,758	Federal National Mortgage Association (08-68-SA), 5.782%, due 08/25/38 (I/O) (I/F)(1)	5,465,689
8,153,639	Federal National Mortgage Association (09-26-KB), 4%, due 04/24/24	8,708,435
40,716,181	Federal National Mortgage Association (09-3-SH), 5.262%, due 06/25/37 (I/O) (I/F)(1)	4,389,730
13,767,991	Federal National Mortgage Association (09-47-SV), 6.562%, due 07/25/39 (I/O) (I/F)(1)	1,754,879
37,904,988	Federal National Mortgage Association (09-51-SA), 6.562%, due 07/25/39 (I/O) (I/F)(1)	6,042,605
20,149,124	Federal National Mortgage Association (09-6-SD), 5.362%, due 02/25/39 (I/O) (I/F)(1)	2,341,310
19,700,000	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24(4)	20,279,265
26,860,368	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29(4)	26,930,667
34,000,000	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29	34,132,812
11,784,708	Federal National Mortgage Association (09-72-JS), 7.062%, due 09/25/39 (I/O) (I/F)(1)	1,352,075
51,736,902	Federal National Mortgage Association (09-89-BZ), 4.5%, due 11/25/39	53,520,904
37,364,490	Federal National Mortgage Association (09-91-DZ), 4.5%, due 11/25/39(4)	36,773,828
67,788,988	Federal National Mortgage Association (10-99-NI), 6%, due 09/25/40 (I/O)	13,898,275
27,556,385	Federal National Mortgage Association (405-F10), 0.887%, due 10/25/40(1)	27,582,586
350,151	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC)(1)	370,852
2,048,857	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	1,859,774
127,657	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	146,375
35,500,000	Federal National Mortgage Association Whole Loans (04-W10-A5), 5.5%, due 08/25/34 (PAC)(4)	38,822,580
664,646	GE Capital Commercial Mortgage Corp. (02-3A-A2), 4.996%, due 12/10/37	684,271
3,175,000	GE Capital Commercial Mortgage Corp. (03-C1-A4), 4.819%, due 01/10/38	3,289,662
2,623,326	Government National Mortgage Association (03-42-SH), 6.363%, due 05/20/33 (I/O) (I/F)(1)	406,655
357,734	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	193,807
71,776,037	Government National Mortgage Association (10-116-MP), 3.5%, due 09/16/40 (PAC)(1)	74,685,206
15,214,700	Government National Mortgage Association (11-70-BO), 0%, due 05/20/41 (P/O)	7,846,379

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$38,963,000	Greenwich Capital Commercial Funding Corp. (06-GG7-A4), 5.881%, due 07/10/38(1)	$43,206,975
26,811,600	Greenwich Capital Commercial Funding Corp. (07-GG9-A4), 5.444%, due 03/10/39	28,792,315
35,772,337	GSR Mortgage Loan Trust (06-6F-2A3), 6%, due 07/25/36	29,935,933
40,000,000	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37	38,294,880
2,697,090	Harborview Mortgage Loan Trust (04-10-3A1A), 2.988%, due 01/19/35(1)	2,027,036
15,932,789	Homebanc Mortgage Trust (05-3-A1), 0.427%, due 07/25/35(1)	13,417,773
175,622	Impac CMB Trust (05-1-1A1), 0.707%, due 04/25/35(1)	134,921
14,126,833	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 5.178%, due 11/25/35(1)	11,196,233
11,490,688	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.515%, due 06/25/35(1)	8,402,846
11,127,881	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 4.953%, due 08/25/36(1)(3)	6,766,532
21,207,609	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 4.968%, due 07/01/37(1)(3)	10,713,669
13,682,869	Indymac Index Mortgage Loan Trust (07-AR5-1A1), 4.957%, due 05/25/37(1)(3)	6,494,949
19,608,827	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 4.953%, due 05/25/37(1)(3)	10,624,435
10,337,875	JP Morgan Alternative Loan Trust (06-A2-5A1), 5.756%, due 05/25/36(1)	6,378,386
30,362,604	JP Morgan Alternative Loan Trust (06-A4-A8), 6.2%, due 09/25/36(1)	24,059,024
11,548,532	JP Morgan Alternative Loan Trust (08-R2-A1), (144A), 6%, due 11/25/36(2)	8,917,903
17,116,003	JP Morgan Alternative Loan Trust (08-R4-1A1), (144A), 6%, due 12/27/36(2)	13,817,973
16,530,000	JP Morgan Chase Commercial Mortgage Securities Corp. (06-LDP7-A4), 6.074%, due 04/15/45(1)	18,433,486
3,340,187	Lehman Mortgage Trust (05-1-4A3), 0.537%, due 11/25/35(1)	2,724,283
1,214,613	Lehman Mortgage Trust (05-1-4A4), 19.147%, due 11/25/35 (I/F)(1)	1,448,308
5,549,789	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	5,365,132
10,389,063	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	8,396,108
11,406,989	Lehman Mortgage Trust (06-5-1A1), 6%, due 09/25/36	8,038,402
12,390,938	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27(3)	11,041,691
4,680,246	Lehman Mortgage Trust (07-8-2A1), 6.5%, due 09/25/37	3,804,810
10,933,661	Lehman XS Trust (07-14H-A211), 0.731%, due 07/25/47(1)(3)	5,217,847
10,450,000	MASTR Adjustable Rate Mortgages Trust (07-HF2-A2), 0.737%, due 09/25/37(1)	1,835,396
11,896,591	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	10,508,960
105,420	MASTR Alternative Loans Trust (06-2-2A1), 0.587%, due 03/25/36(1)(3)	37,915
1,125,287	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	1,182,041
26,425	MASTR Seasoned Securitization Trust (04-1-4A1), 2.872%, due 10/25/32(1)	24,579
1,688,512	Merrill Lynch Alternative Note Asset (07-A1-A3), 0.347%, due 01/25/37(1)	674,539
16,864,608	Merrill Lynch Mortgage Investors Trust (06-A1-1A1), 2.837%, due 03/25/36(1)	10,160,557
23,803,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49(1)	26,104,293
12,935,000	Morgan Stanley Capital I Trust (07-T27-A4), 5.795%, due 06/11/42(1)	14,360,802
28,074,128	Morgan Stanley Mortgage Loan Trust (06-11-1A2), 6.354%, due 08/25/36(1)	14,092,511
23,799,154	NCUA Guaranteed Notes (10-R1-1A), 0.635%, due 10/07/20(1)	23,862,460

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$26,071,262	NCUA Guaranteed Notes (10-R2-1A), 0.555%, due 11/06/17(1)	$26,100,230
6,459,410	NCUA Guaranteed Notes (10-R3-2A), 0.745%, due 12/08/20(1)	6,511,925
36,182,319	NCUA Guaranteed Notes (11-R6-1A), 0.565%, due 05/07/20(1)	36,210,584
418,004	Nomura Asset Acceptance Corp. (06-AR4-A1A), 0.357%, due 12/25/36(1)(3)	182,889
52,754,957	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36(1)	47,135,911
22,147,170	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36(1)(3)	17,948,554
14,606,529	RBSGC Mortgage Pass Through Certificates (08-B-A1), (144A), 6%, due 06/25/37(2)	12,698,849
5,328,299	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	4,619,842
39,567,347	Residential Accredit Loans, Inc. (06-Q07-2A1), 1.112%, due 09/25/46(1)	21,006,649
12,932,783	Residential Accredit Loans, Inc. (06-QO1-3A1), 0.457%, due 02/25/46(1)	6,595,825
11,714,846	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36(3)	7,327,318
23,274,932	Residential Accredit Loans, Inc. (06-QS7-A3), 6%, due 06/25/36(3)	15,559,543
10,299,280	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37(3)	6,379,940
416,394	Residential Accredit Loans, Inc. (07-QS8-A10), 6%, due 06/25/37	300,881
8,721,231	Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36	7,208,524
11,500,000	Residential Funding Mortgage Securities I (06-S5-A12), 6%, due 06/25/36 (PAC)	9,030,168
3,947,583	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC)	3,443,220
30,000,000	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37	25,774,155
21,387,605	Structured Adjustable Rate Mortgage Loan Trust (05-23-3A1), 5.687%, due 01/25/36(1)	15,596,783
9,549,627	Structured Adjustable Rate Mortgage Loan Trust (06-3-4A), 5.537%, due 04/25/36(1)(3)	6,916,652
8,512,620	Structured Adjustable Rate Mortgage Sarm (07-5-3A1), 5.814%, due 06/25/37(1)	6,098,271
54,145,063	Structured Asset Mortgage Investments, Inc. (07-AR6-A1), 1.762%, due 08/25/47(1)	29,272,499
1,174,338	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	1,228,384
13,831,270	Thornburg Mortgage Securities Trust (07-3-2A1), 0.407%, due 06/25/47(1)	13,597,864
8,645,000	TIAA Seasoned Commercial Mortgage Trust (07-C4-A3), 5.978%, due 08/15/39(1)	9,419,076
4,515,718	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	3,907,235
6,842,528	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 0.787%, due 07/25/36(1)(3)	3,495,271
4,970,637	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-2CB2), 0.787%, due 07/25/36(1)(3)	1,561,377
29,448,924	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR4-DA), 1.232%, due 06/25/46(1)	13,768,126
41,653,374	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-4-1A1), 5.5%, due 06/25/37	34,066,907
11,282,532	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-5-A6), 6%, due 06/25/37	8,062,915
13,351,548	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA1-2A), 0.998%, due 12/25/46(1)	5,894,532

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
$ 12,890,377	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA2-2A), 0.978%, due 01/25/47(1)	$5,765,262
25,825,211	Washington Mutual Mortgage Pass-Through Certificates (06-AR9-2A), 1.102%, due 11/25/46(1)	11,674,312
17,600,180	Washington Mutual Mortgage Pass-Through Certificates (07-HY5-2A5), 5.816%, due 05/25/37(1)	11,799,053
33,056,280	Wells Fargo Alternative Loan Trust (07-PA3-2A4), 6%, due 07/25/37	27,566,987
21,249,000	Wells Fargo Mortgage Backed Securities Trust (07-10-1A32), 6%, due 07/25/37	19,071,976
33,329,029	Wells Fargo Mortgage Loan Trust (10-RR4-1A2), (144A), 5.433%, due 12/27/46(1)(2)	15,924,120

	Total Collateralized Mortgage Obligations (Cost: $2,807,987,915)	3,077,514,146

	U.S. Government Agency Obligations (33.7%)
52,765,000	Federal Farm Credit Bank, 0.18%, due 08/08/12(1)	52,712,393
54,445,000	Federal Farm Credit Bank, 0.18%, due 08/20/12(1)	54,389,684
108,000,000	Federal Home Loan Mortgage Corp., 0.22%, due 10/12/12(1)	107,934,012
756,020	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.763%, due 11/01/34(1)(4)	782,527
12,885	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15(1)	12,930
96,863	Federal Home Loan Mortgage Corp., Pool #755363, 2.6%, due 09/01/30(1)	101,685
119,663	Federal Home Loan Mortgage Corp., Pool #789924, 2.474%, due 11/01/32(1)	127,324
6,535	Federal Home Loan Mortgage Corp., Pool #846317, 2.402%, due 08/01/26(1)	6,690
54,123	Federal Home Loan Mortgage Corp., Pool #846510, 2.472%, due 04/01/25(1)	56,946
111,562	Federal Home Loan Mortgage Corp., Pool #846732, 2.412%, due 01/01/30(1)	114,909
24,065,394	Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39(4)	25,757,759
75,321,101	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40(4)	81,229,937
23,277,660	Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40	25,047,125
56,157	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	60,762
59,306	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	64,168
181,786	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	196,690
78,855	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	85,320
311,358	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	345,218
1,486,024	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	1,593,081
69,907,306	Federal Home Loan Mortgage Corp., Pool #G06173, 4%, due 11/01/40	71,303,892
2,239,660	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20	2,398,886
5,516,517	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	5,977,491
6,830,521	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20(4)	7,316,128
7,404,701	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24	8,078,562
58,549	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	65,919
14,971,196	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29	16,552,528
14,974,248	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28	16,555,903

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$ 21,876,602	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29	$23,575,457
1,303,645	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	1,400,757
50,286,015	Federal Home Loan Mortgage Corp., Pool #J13884, 3.5%, due 12/01/25	51,756,432
14,051,494	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38	15,247,002
18,906,879	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36	20,088,559
131,320,000	Federal Home Loan Mortgage Corp. TBA, 3.5%,(5)	135,039,022
53,455,000	Federal National Mortgage Association, 0.216%, due 10/18/12(1)	53,454,883
43,932	Federal National Mortgage Association, Pool #124410, 2.319%, due 07/01/22(1)	45,168
366,564	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	395,593
977,793	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	1,069,523
20,037,346	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29	21,493,408
12,462,336	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47	13,713,855
48,381	Federal National Mortgage Association, Pool #348025, 2.295%, due 06/01/26(1)	49,304
33,297,766	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33	36,323,181
3,727,318	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	3,965,873
147,439	Federal National Mortgage Association, Pool #655819, 2.377%, due 08/01/32(1)	149,055
82,287	Federal National Mortgage Association, Pool #661856, 2.687%, due 10/01/32(1)	82,143
1,225,081	Federal National Mortgage Association, Pool #671133, 5.286%, due 02/01/33(1)	1,292,274
274,513	Federal National Mortgage Association, Pool #672272, 2.348%, due 12/01/32(1)	287,602
560,309	Federal National Mortgage Association, Pool #676766, 2.329%, due 01/01/33(1)	586,673
480,554	Federal National Mortgage Association, Pool #687847, 2.323%, due 02/01/33(1)	503,102
1,750,771	Federal National Mortgage Association, Pool #692104, 5.055%, due 02/01/33(1)	1,837,661
909,212	Federal National Mortgage Association, Pool #699866, 2.381%, due 04/01/33(1)	950,435
535,798	Federal National Mortgage Association, Pool #704454, 2.412%, due 05/01/33(1)	560,786
793,202	Federal National Mortgage Association, Pool #708820, 4.495%, due 06/01/33(1)	845,066
1,871,034	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	1,986,554
547,893	Federal National Mortgage Association, Pool #728824, 2.322%, due 07/01/33(1)	572,477
2,857,698	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	3,101,335
110,371	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	119,380
1,088,001	Federal National Mortgage Association, Pool #821915, 2.45%, due 06/01/35(1)	1,137,143
5,073,131	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37(4)	5,752,058
31,031,146	Federal National Mortgage Association, Pool #889117, 5%, due 10/01/35	33,280,907
22,945,684	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38	24,283,243
29,739,134	Federal National Mortgage Association, Pool #957876, 4.624%, due 05/01/18(1)	30,541,267
17,296,248	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28	18,553,122
7,308,227	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23	7,851,450
22,388,994	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	24,390,010
23,124,456	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49	25,163,976
37,610,617	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28	41,421,419

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$ 26,094,522	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29	$28,714,021
15,366,110	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38	16,548,340
98,501,491	Federal National Mortgage Association, Pool #AB1617, 4%, due 10/01/40	100,488,011
20,072,663	Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29	21,213,847
14,500,474	Federal National Mortgage Association, Pool #AD0791, 4.761%, due 02/01/20(1)	15,914,770
53,957,978	Federal National Mortgage Association, Pool #AE0588, 6%, due 08/01/37	59,937,617
20,182,489	Federal National Mortgage Association, Pool #AL0290, 4.446%, due 04/01/21	21,635,795
13,987,031	Federal National Mortgage Association, Pool #FN0003, 4.301%, due 01/01/21	14,970,037
4,938,388	Federal National Mortgage Association, Pool #FN0010, 3.841%, due 09/01/20(1)	5,117,840
43,876,647	Federal National Mortgage Association, Pool #MA0171, 4.5%, due 09/01/29	46,371,152
283,850,000	Federal National Mortgage Association TBA, 3.5%,(5)	291,811,113
34,570,000	Federal National Mortgage Association TBA, 6%,(5)	38,010,794
44,082,996	Government National Mortgage Association, Pool #782902, 4.5%, due 02/15/40(1)	47,137,811
99,322	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	113,860
109,127	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	125,100
828,263	Government National Mortgage Association II, Pool #80963, 2.625%, due 07/20/34(1)	847,456

	Total U.S. Government Agency Obligations (Cost: $1,756,704,681)	1,790,693,188

	U.S. Treasury Notes (2.6%)
80,935,000	U.S. Treasury Note, 2.625%, due 08/15/20	80,682,078
55,000,000	U.S. Treasury Note, 2.625%, due 11/15/20	54,548,835

	Total U.S. Treasury Notes (Cost: $133,680,293)	135,230,913

	Total Fixed Income Securities (Cost: $5,460,131,281) (107.3%)	5,701,223,908

Number of Shares	Money Market Investments (1.1%)
23,003,361	BlackRock Provident Institutional Fund, 0.05%	23,003,361
37,600,000	Dreyfus Institutional Cash Advantage Fund, 0.1%	37,600,000

	Total Money Market Investments (Cost: $60,603,361)	60,603,361

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $2,249,279) (0.0%)
$2,249,279	State Street Bank & Trust Company, 0.01%, due 08/01/11, (collateralized by $2,295,000 U.S. Treasury Bill, 0.29%, due 08/04/11, valued at $2,294,927) (Total Amount to be Received Upon Repurchase $2,249,281)	2,249,279

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Total Investments (Cost: $5,522,983,921) (108.4%)	5,764,076,548
	Liabilities in Excess of Other Assets (-8.4%)	(448,164,734)

	Net Assets (100.0%)	$5,315,911,814

Notes to the Schedule of Investments:

I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2011.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of these securities amounted to $120,881,501 or 2.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(4)		All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).

(5)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Asset-Backed Securities	13.1%
Private Mortgage-Backed Securities	32.5
U.S. Government Agency Obligations	59.1
U.S. Government Obligations	2.6
Short-Term Investments	1.1

Total	108.4%

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value

	Asset-Backed Securities (10.5% of Net Assets)
$18,880	Accredited Mortgage Loan Trust (05-4-A2C), 0.397%, due 12/25/35(1)	$18,475
46,866	Bombardier Capital Mortgage Securitization Corp. (01-A-A), 6.805%, due 12/15/30	48,958
56,358	Centex Home Equity (05-A-AF5), 5.28%, due 01/25/35(1)	56,304
44,735	Conseco Financial Corp. (97-7-A9), 7.37%, due 07/15/29	49,605
73,649	Credit-Based Asset Servicing and Securitization LLC (05-CB4-AF3), 5.334%, due 08/25/35(1)	74,499
56,606	Household Home Equity Loan Trust (05-2-M1), 0.646%, due 01/20/35(1)	50,650
57,394	HSBC Home Equity Loan Trust (07-2-A2V), 0.346%, due 07/20/36(1)	55,668
61,226	Lehman XS Trust (05-6-1A3), 0.447%, due 11/25/35(1)	59,300
46,213	Mid-State Trust (04-1-M1), 6.497%, due 08/15/37	46,350
49,016	Origen Manufactured Housing (05-A-M1), 5.46%, due 06/15/36(1)	50,217

	Total Asset-Backed Securities (Cost: $503,353)	510,026

	Collateralized Mortgage Obligations (31.8%)
57,377	Banc of America Commercial Mortgage, Inc. (02-2-A3), 5.118%, due 07/11/43	58,063
60,000	Banc of America Commercial Mortgage, Inc. (03-1-A2), 4.648%, due 09/11/36	62,208
40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. (03-2-A4), 5.061%, due 03/11/41(1)	42,317
19,016	Bear Stearns Alt-A Trust (04-13-A1), 0.927%, due 11/25/34(1)	17,123
17,657	Bear Stearns Commercial Mortgage Securities (03-T12-A3), 4.24%, due 08/13/39	17,819
40,676	Federal Home Loan Mortgage Corp. (2395-FT), 0.637%, due 12/15/31(1)	40,834
138,812	Federal Home Loan Mortgage Corp. (2543-YF), 0.586%, due 03/15/32(1)(2)	138,754
63,472	Federal Home Loan Mortgage Corp. Strip (242-F29), 0.437%, due 11/15/36(1)	63,134
44,267	Federal National Mortgage Association (01-70-OF), 1.137%, due 10/25/31(1)	45,026
16,663	Federal National Mortgage Association (02-87-FB), 0.697%, due 10/25/31 (PAC)(1)	16,674
32,397	Federal National Mortgage Association (03-30-HP), 4.25%, due 07/25/17	32,991
32,026	Federal National Mortgage Association (04-W2-1A3F), 0.537%, due 02/25/44(1)	31,723
55,138	Federal National Mortgage Association (05-W3-2AF), 0.407%, due 03/25/45(1)	54,662
15,124	Federal National Mortgage Association (06-B1-AB), 6%, due 06/25/16	15,148
47,424	Federal National Mortgage Association (07-36-F), 0.417%, due 04/25/37(1)	46,846
74,438	Federal National Mortgage Association (10-87-GA), 4%, due 02/25/24	78,084
19,755	Federal National Mortgage Association (93-247-FM), 2.56%, due 12/25/23(1)	20,388
20,292	First Union National Bank Commercial Mortgage (02-C1-A2), 6.141%, due 02/12/34	20,528
50,091	GE Capital Commercial Mortgage Corp. (02-1A-A3), 6.269%, due 12/10/35	50,893
50,000	GE Capital Commercial Mortgage Corp. (03-C1-A4), 4.819%, due 01/10/38	51,806
73,576	MASTR Seasoned Securitization Trust (04-1-4A1), 2.872%, due 10/25/32(1)	68,434
62,348	MASTR Seasoned Securitization Trust (05-1-4A1), 2.886%, due 10/25/32(1)	59,462
50,114	Merrill Lynch Mortgage Trust (02-MW1-A4), 5.619%, due 07/12/34	51,003
6,000	Morgan Stanley Dean Witter Capital I (01-TOP3-A4), 6.39%, due 07/15/33	5,998

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$31,257	Morgan Stanley Dean Witter Capital I (01-TOP5-A4), 6.39%, due 10/15/35	$31,421
48,237	Morgan Stanley Dean Witter Capital I (02-IQ2-A4), 5.74%, due 12/15/35	49,403
69,103	NCUA Guaranteed Notes (11-R6-1A), 0.565%, due 05/07/20(1)(2)	69,157
77,336	Residential Asset Mortgage Products, Inc. (04-SL3-A2), 6.5%, due 12/25/31	77,087
60,000	Salomon Brothers Mortgage Securities VII, Inc. (02-KEY2-A3), 4.865%, due 03/18/36	61,306
54,748	Wachovia Bank Commercial Mortgage Trust (02-C1-A4), 6.287%, due 04/15/34	55,690
20,000	Wachovia Bank Commercial Mortgage Trust (03-C3-A2), 4.867%, due 02/15/35	20,725
20,000	Wachovia Bank Commercial Mortgage Trust (03-C6-A4), 5.125%, due 08/15/35(1)	21,005
63,015	Wells Fargo Mortgage Backed Securities Trust (03-17-2A10), 5.5%, due 01/25/34	66,436

	Total Collateralized Mortgage Obligations (Cost: $1,525,311)	1,542,148

	U.S. Government Agency Obligations (2.1%)
50,000	Federal Home Loan Banks, 0.5%, due 11/16/12(2)	50,038
50,000	Federal National Mortgage Association, 0.36%, due 06/23/14(1)(2)	50,000

	Total U.S. Government Agency Obligations (Cost: $99,954)	100,038

	U.S. Treasury Bonds (Cost: $30,118) (0.6%)
30,000	U.S. Treasury Bond, 1.125%, due 12/15/11(2)	30,103

	Corporate Bonds (35.2%)
	Airlines (4.2%)
98,855	Continental Airlines Pass-Through Certificate (00-1-A1), 8.048%, due 05/01/22 (EETC)	107,010
102,347	JetBlue Airways Pass-Through Certificate (04-2-G1), 0.636%, due 02/15/18 (EETC)(1)	95,425

	Total Airlines (Cost: $198,534)	202,435

	Banks (12.9%)
75,000	Abbey National Treasury Services PLC (United Kingdom), 1.832%, due 04/25/14(1)	73,878
50,000	BAC Capital Trust XV, 1.054%, due 06/01/56(1)	33,098
80,000	Bank of America N.A., 0.527%, due 06/15/16(1)	72,212
7,000	Citigroup, Inc., 0.807%, due 08/25/36(1)	4,951
75,000	Citigroup, Inc., 1.961%, due 05/15/18(1)	75,243
70,000	City National Corp., 5.125%, due 02/15/13	73,174
75,000	Goldman Sachs Group, Inc. (The), 1.268%, due 02/07/14(1)	74,345
75,000	JPMorgan Chase Bank N.A., 0.58%, due 06/13/16(1)	69,743
50,000	Lloyds TSB Bank PLC (United Kingdom), 2.603%, due 01/24/14(1)	50,676
100,000	National Australia Bank, Ltd. (Australia), 0.966%, due 04/11/14(1)	99,569

	Total Banks (Cost: $634,638)	626,889

	Diversified Financial Services (2.4%)
70,000	American Express Credit Corp., 7.3%, due 08/20/13	78,041

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Fixed Income Securities	Value
	Diversified Financial Services (Continued)
$35,000	Macquarie Group, Ltd., (144A), 7.3%, due 08/01/14(3)	$39,548

	Total Diversified Financial Services (Cost: $116,020)	117,589

	Healthcare-Services (Cost: $50,730) (1.1%)
50,000	Universal Health Services, Inc., 6.75%, due 11/15/11	50,814

	Insurance (3.0%)
70,000	Farmers Insurance Exchange Note, (144A), 6%, due 08/01/14(3)	76,458
70,000	Nationwide Mutual Insurance Co., (144A), 5.81%, due 12/15/24(1)(3)	69,072

	Total Insurance (Cost: $141,531)	145,530

	Media (Cost: $22,270) (0.5%)
20,000	CSC Holdings LLC, 8.5%, due 04/15/14	22,300

	Oil & Gas (Cost: $41,175) (0.8%)
40,000	Sabine Pass LNG LP, 7.25%, due 11/30/13	40,900

	Real Estate (Cost: $47,737) (1.0%)
45,000	Post Apartment Homes LP, 6.3%, due 06/01/13	48,153

	REIT (7.5%)
50,000	Brandywine Operating Partnership LP, 5.75%, due 04/01/12	51,414
70,000	HCP, Inc., 6%, due 01/30/17	78,682
70,000	Health Care REIT, Inc., 6.2%, due 06/01/16	79,177
50,000	Healthcare Realty Trust, Inc., 5.125%, due 04/01/14	53,323
20,000	Kimco Realty Corp., 4.82%, due 06/01/14	21,440
26,000	Liberty Property LP, 6.375%, due 08/15/12	27,240
50,000	UDR, Inc., 5%, due 01/15/12	50,775

	Total REIT (Cost: $354,320)	362,051

	Telecommunications (Cost: $39,273) (0.8%)
40,000	iPCS, Inc., 2.398%, due 05/01/13(1)	39,200

	Utilities (Cost: $47,781) (1.0%)
47,661	Power Receivable Finance LLC, (144A), 6.29%, due 01/01/12(3)	47,785

	Total Corporate Bonds (Cost: $1,694,009)	1,703,646

	Municipal Bonds (Cost: $75,443) (1.6%)
75,000	State of Illinois, General Obligation, 4.511%, due 03/01/15	78,145

	Total Fixed Income Securities (Cost: $3,928,188) (81.8%)	3,964,106

Number of Shares	Money Market Investments (0.9%)
45,000	JPMorgan Liquidity Fund - US Dollar Liquidity Fund (Luxembourg), 0.04%(2)	45,000

	Total Money Market Investments (Cost: $45,000)	45,000

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2011

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: 195,752) (4.1%)
$195,752	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 08/01/11 (collateralized by $200,000 U.S. Treasury Bill, 0.29%, due 08/04/11, valued at $199,994) (Total Amount to be Received Upon Repurchase $195,752)	$195,752

	Time Deposit (Cost: 325,456) (6.7%)
325,456	State Street Euro Dollar Time Deposit, Inc., 0.01%, due 08/01/11(2)	325,456

	U.S. Government Agency Obligation (Cost: 124,979) (2.6%)
125,000	Federal National Mortgage Association Discount Note, 0%, due 09/26/11(2)	124,979

	Total Short-Term Investments (Cost: $646,187) (13.4%)	646,187

	Total Investments (Cost: $4,619,375) (96.1%)	4,655,293
	Excess of Other Assets over Liabilities (3.9%)	191,186

	Net Assets (100.0%)	$4,846,479

Notes to the Schedule of Investments:

EETC	-	Enhanced Equipment Trust Certificate.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2011.

(2)		All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of these securities amounted to $232,863 or 4.8% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
Total Return Swaps

Notional Amount	Currency	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received)Paid
Value
4,843,546	USD	9/02/11	Citigroup Global Markets	3-Month U.S. Treasury Bills	Citi Custom Civics H Total Return Index	$—	$—	$—

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Investments by Industry (Unaudited)	July 31, 2011

Industry	Percentage of Net Assets
Airlines	4.2%
Asset-Backed Securities	10.5
Banks	12.9
Diversified Financial Services	2.4
Gas	0.8
Healthcare-Services	1.1
Insurance	3.0
Media	0.5
Municipal Bonds	1.6
Private Mortgage-Backed Securities	19.8
Real Estate	1.0
REITS	7.5
Telecommunications	0.8
U.S. Government Agency Obligations	14.1
U.S. Treasury Bonds	0.6
Utilities	1.0
Short-Term Investments	14.3

Total	96.1%

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuation

Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price as furnished by independent pricing services or by dealer quotations. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using dealer quotations.

The value of securities held in the TCW Money Market Fund, as well as short-term debt securities in other Funds with remaining maturities of 60 days or less at the time of purchase, is determined by using the amortized cost method applied to each individual security which approximates market value.

Other short-term debt securities, other than those securities identified in the preceding paragraph, are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale, bid or amortized cost prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of The TCW Funds, Inc. (the “Company”) Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage- backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Total Return Swaps. Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as level 2; otherwise, the fair values would be categorized as leave 3.

Options Contracts. Exchange listed option contracts traded on securities exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise, the fair values would categorized as Level 3. Option contracts traded over-the-counter (OTC) are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

The following is a summary of the inputs used as of July 31, 2011 in valuing the TCW Funds:

TCW Money Market Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Certificates of Deposit	$—	$4,910,160	$—	$4,910,160
Commercial Paper	—	2,997,563	—	2,997,563
Corporate Bonds	—	42,159,763	—	42,159,763
Municipal Bonds	—	2,062,663	—	2,062,663
Money Market Investments	2,000,000	—	—	2,000,000
Repurchase Agreements	—	45,326,273	—	45,326,273

Total	$2,000,000	$97,456,422	$—	$99,456,422

TCW Core Fixed Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$72,155,194	$—	$72,155,194
Municipal Bonds	—	10,417,196	—	10,417,196
Foreign Government Bonds	—	1,150,401	—	1,150,401
Asset-Backed Securities	—	6,444,639	—	6,444,639
Collateralized Mortgage Obligations	—	97,665,109	—	97,665,109
U.S. Government Obligations	—	148,125,607	—	148,125,607
U.S. Treasury Bonds	6,725,359	—	—	6,725,359
U.S. Treasury Notes	19,914,302	—	—	19,914,302

Total Fixed Income Securities	26,639,661	335,958,146	—	362,597,807

Money Market Investments	7,010,000	—	—	7,010,000
Short-Term Investments	—	45,173,627	—	45,173,627

Total	$33,649,661	$381,131,773	$—	$414,781,434

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Agriculture	$—	$35,063,945	$—	$35,063,945
Airlines	—	53,631,475	—	53,631,475
Auto Manufacturers	—	25,778,600	—	25,778,600
Banks	—	468,839,699	—	468,839,699
Building Materials	—	67,621,817	—	67,621,817
Chemicals	—	29,324,800	—	29,324,800
Coal	—	52,208,449	—	52,208,449
Commercial Services	—	38,073,750	—	38,073,750
Diversified Financial Services	—	149,429,276	—	149,429,276
Electric	—	100,226,431	—	100,226,431
Engineering & Construction	—	54,590,716	—	54,590,716
Foreign Government Bonds	—	642,228,759	—	642,228,759
Holding Companies - Diversified	—	53,399,471	—	53,399,471
Investment Companies	—	23,918,055	—	23,918,055
Iron & Steel	—	87,227,613	—	87,227,613
Machinery- Construction & Mining	—	27,775,000	—	27,775,000
Metal Fabricate & Hardware	—	26,515,950	—	26,515,950
Mining	—	111,151,097	—	111,151,097
Oil & Gas	—	294,225,186	—	294,225,186
Oil & Gas Services	—	19,329,520	—	19,329,520
Real Estate	—	127,955,164	—	127,955,164
Regional (State & Province)	—	58,007,050	—	58,007,050
Telecommunications	—	76,490,708	—	76,490,708
Transportation	—	20,858,750	—	20,858,750

Total Fixed Income Securities	—	2,643,871,281	—	2,643,871,281

Equity Securities
Diversified Financial Services	—	—	—	—

Total Equity Securities	—	—	—	—

Short-Term Investments	—	57,686,368	—	57,686,368

Total	$—	$2,701,557,649	$—	$2,701,557,649

TCW Emerging Markets Local Currency Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$13,874,913	$—	$13,874,913
Electric	—	9,573,918	—	9,573,918
Foreign Government Bonds	—	71,665,708	—	71,665,708
Iron & Steel	—	2,499,607	—	2,499,607
Real Estate	—	5,731,778	—	5,731,778
Telecommunications	—	2,958,451	—	2,958,451

Total Fixed Income Securities	—	106,304,375	—	106,304,375

Short-Term Investments	—	4,247,815	—	4,247,815

Total	$—	$110,552,190	$—	$110,552,190

TCW High Yield Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$5,781,635	$—	$5,781,635
Corporate Bonds*	—	46,746,670	—	46,746,670
Municipal Bonds	—	36,900	—	36,900

Total Fixed Income Securities	—	52,565,205	—	52,565,205

Purchased Options
Interest Rate Risk	6,875	—	—	6,875
Preferred Stock*	676,750	—	—	676,750
Money Market Investments	1,390,000	—	—	1,390,000
Short-Term Investments	219,997	2,331,075	—	2,551,072

Total Investments	2,293,622	54,896,280	—	57,189,902

Derivatives
Written Options
Interest Rate Risk	—	(126,875)	—	(126,875)

Total	$2,293,622	$54,769,405	$—	$57,063,027

*	See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$314,997	$—	$314,997
Collateralized Mortgage Obligations	—	1,258,571	—	1,258,571
U.S. Government Obligations	—	2,369,437	—	2,369,437
Corporate Bonds*	—	1,544,052	—	1,544,052
Municipal Bonds	—	156,265	—	156,265

Total Fixed Income Securities	—	5,643,322	—	5,643,322

Money Market Investments	145,000	—	—	145,000
Short-Term Investments	—	50,018	—	50,018

Total	$145,000	$5,693,340	$—	$5,838,340

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$697,785,661	$—	$697,785,661
Collateralized Mortgage Obligations	—	3,077,514,146	—	3,077,514,146
U.S. Government Obligations	—	1,790,693,188	—	1,790,693,188
U.S. Treasury Notes	135,230,913	—	—	135,230,913

Total Fixed Income Securities	135,230,913	5,565,992,995	—	5,701,223,908

Money Market Investments	60,603,361	—	—	60,603,361
Short-Term Investments	—	2,249,279	—	2,249,279

Total	$195,834,274	$5,568,242,274	$—	$5,764,076,548

TCW Enhanced Commodity Strategy Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$510,026	$—	$510,026
Collateralized Mortgage Obligations	—	1,542,148	—	1,542,148
U.S. Government Agency Obligations	—	100,038	—	100,038
U.S. Treasury Bonds	30,103	—	—	30,103
Corporate Bonds*	—	1,703,646	—	1,703,646
Municipal Bonds	—	78,145	—	78,145
Total Fixed Income Securities	30,103	3,934,003	—	3,964,106

Money Market Investments	—	45,000	—	45,000
Short-Term Investments	—	646,187	—	646,187

Total	$30,103	$4,625,190	$—	$4,655,293

*	See Schedule of Investment for corresponding industries.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended July 31, 2011.

The Fund’s policy on transfer between Levels is to recognize them at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3		Transfers out of Level 3		Balance as of July 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Held at July 31, 2011
TCW Core Fixed Income Fund
Corporate Bonds	$1,052	$—	$—	$—	$—	$—	$—		$(1,052	)**	$—	$—
Equity Securities	10	—	—	—	—	(10)	—		—		—	—

Total	$1,062	$—	$—	$—	$—	$(10)	$—		$(1,052)		$—	$—

TCW Emerging Markets Income Fund
Corporate Bonds	$—	$—	$(353,185)	$2,097,635	—	$(3,923,250)	$2,178,800	**	$—		$—	$—

Total	$—	$—	$(353,185)	$2,097,635	$—	$(3,923,250)	$2,178,800		$—		$—	$—

TCW High Yield Bond Fund
Corporate Bonds	$17,893	$—	$—	$—	$—	$—	$—		$(17,893	)**	$—	$—
Equity Securities	170	—	—	—	—	(170)	—		—		—	—

Total	$18,063	$—	$—	$—	$—	$(170)	$—		$(17,893)		$—	$—

**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

For the nine months ended July 31, 2011, the Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories:

	Interest Rate Risk	Equity Risk	Total
TCW Enhanced Commodity Strategy Fund
Asset Derivatives
Swap Agreements	$—	$—	$—

Notional Amounts
Swap Agreements	$—	$4,843,546	$4,843,546
TCW High Yield Fund
Asset Derivatives
Purchased Options	$7	$—	$7

Liability Derivatives
Written Options	$(127)	$—	$(127)

Notional Amounts
Purchased Options	40,000	—	40,000
Written Options	80,000	—	80,000

Forward Foreign Currency Contracts: The TCW Core Fixed Income Fund, The TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss in the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. There were no forward foreign currency contracts outstanding at July 31, 2011.

Swap agreements: The TCW Enhanced Commodity Strategy Fund may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively. During the period ended July 31, 2011, the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market. Swap agreements outstanding at the end of the period are listed in the TCW Enhanced Commodity Strategy Fund’s Schedule of Investments.

Options: The TCW High Yield Fund may enter into option contracts. A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended July 31, 2011, the TCW High Yield Bond Fund used written option contracts to hedge the interest rate risk within the portfolio.

TCW High Yield Bond Fund had open written option contracts at July 31, 2011. A Fund’s maximum risk of loss from counterparty risk is fair value of the contract.

	Notional Amount	Expiration Date	Description	Premiums (in thousands)	Market Value (in thousands)
Call Options	40,000	8/26/2011	U.S. Treasury Bond 30 Year Futures Call, Strike $126.00	$(40)	$(124)
Put Options	40,000	8/26/2011	U.S. Treasury Bond 30 Year Futures Put, Strike $116.00	(28)	(3)

Total				$(68)	$(127)

Transactions in written option contracts during the nine months ended July 31, 2011, were as follows:

	Calls		Puts
	Number of Option Contracts	Premiums	Number of Option Contracts	Premiums
Outstanding, beginning of period	—	$—	—	$—
Options written	(40)	(40)	(40)	(28)
Options bought back	—	—	—	—
Options expired	—	—	—	—
Options sold	—	—	—	—

Outstanding, end of period	(40)	$(40)	(40)	$(28)

Mortgage-Backed Securities: The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a fund does not maintain liquid assets equal to the face amount of the contract. To protect against this deemed-leverage, the Funds segregate cash or securities in an amount at least equal to the market value of such investments.

Dollar Roll Transactions: The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions for the period ended July 31, 2011.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank or designated subcustodians under tri-party repurchase agreements until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements: All Fixed Income Funds, except the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at July 31, 2011.

Note 2 – Federal Income Taxes

At July 31, 2011, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$11,678	$(632)	$11,046	$403,735
TCW Emerging Markets Income Fund	105,709	(24,601)	81,108	2,620,450
TCW Emerging Markets Local Currency Income Fund	2,760	(530)	2,230	108,322
TCW Enhanced Commodity Strategy Fund	53	(17)	36	4,619
TCW High Yield Bond Fund	537	(2,579)	(2,042)	59,232
TCW Short Term Bond Fund	107	(372)	(265)	6,103
TCW Total Return Bond Fund	422,019	(181,350)	240,669	5,523,408

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at July 31, 2011.

Note 4 – Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends U.S. GAAP to conform it with fair value measurement and disclosure requirements in International Financial Reporting Standards (IFRS). The amendments in ASU No. 2011-04 change the wording used to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective for during interim and annual periods beginning after December 15, 2011. The Funds are in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TCW Funds, Inc.

By (Signature and Title)	/s/ Charles W. Baldiswieler
Charles W. Baldiswieler President and Chief Executive Officer

Date September 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles W. Baldiswieler
Charles W. Baldiswieler President and Chief Executive Officer

Date September 16, 2011

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito Treasurer and Chief Financial Officer

Date September 16, 2011